Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	RLI CORP
Entity Central Index Key	0000084246
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fixed income:
Available-for-sale, at fair value (amortized cost - $1,085,728 in 2011 and $1,093,869 in 2010)	$ 1,146,317	$ 1,132,064
Held-to-maturity, at amortized cost (fair value - $260,981 in 2011 and $303,384 in 2010)	260,226	309,258
Trading, at fair value (amortized cost - $7 in 2011 and $13 in 2010)	7	15
Equity securities available-for-sale, at fair value (cost - $269,400 in 2011 and $213,069 in 2010)	388,689	321,897
Short-term investments, at cost which approximates fair value	23,865	39,787
Cash	81,184	0
Total investments and cash	1,900,288	1,803,021
Accrued investment income	13,865	14,615
Premiums and reinsurance balances receivable, net of allowances for uncollectible amounts of $13,653 in 2011 and $14,128 in 2010	124,496	107,391
Ceded unearned premiums	61,629	62,631
Reinsurance balances recoverable on unpaid losses and settlement expenses, net of allowances for uncollectible amounts of $14,820 in 2011 and $15,065 in 2010	353,805	354,163
Deferred policy acquisition costs, net	52,105	40,242
Property and equipment, at cost, net of accumulated depreciation of $45,647 in 2011 and $38,703 in 2010	20,104	18,370
Investment in unconsolidated investee	49,968	43,358
Goodwill	60,482	26,214
Other assets	18,092	10,394
Total assets	2,654,834	2,480,399
Liabilities:
Unpaid losses and settlement expenses	1,150,714	1,173,943
Unearned premiums	341,267	301,537
Reinsurance balances payable	50,861	23,851
Funds held	110,555	32,072
Income taxes - deferred	37,867	21,962
Bonds payable, long-term debt	100,000	100,000
Accrued expenses	58,883	42,436
Other liabilities	12,053	15,447
Total liabilities	1,862,200	1,711,248
Shareholders' equity:
Common stock ($1 par value, authorized 100,000,000 shares, issued 32,627,244 shares in 2011 and 32,317,691 shares in 2010, and outstanding 21,162,137 shares in 2011 and 20,964,540 shares in 2010)	32,627	32,318
Paid-in capital	227,788	215,066
Accumulated other comprehensive earnings, net of tax	117,325	95,992
Retained earnings	807,893	812,150
Deferred compensation	10,445	6,474
Treasury stock, at cost (11,465,107 shares in 2011 and 11,353,151 shares in 2010)	(403,444)	(392,849)
Total shareholders' equity	792,634	769,151
Total liabilities and shareholders' equity	$ 2,654,834	$ 2,480,399

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Available-for-sale, amortized cost	$ 1,085,728	$ 1,093,869
Held-to-maturity, fair value	260,981	303,384
Trading, amortized cost	7	13
Equity securities available-for-sale, cost value	269,400	213,069
Premiums and reinsurance balances receivable, allowances for uncollectible amounts	13,653	14,128
Reinsurance balances recoverable on unpaid losses and settlement expenses, allowances for uncollectible amounts	14,820	15,065
Property and equipment, accumulated depreciation	$ 45,647	$ 38,703
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	32,627,244	32,317,691
Common stock, shares outstanding (in shares)	21,162,137	20,964,540
Treasury stock, shares (in shares)	11,465,107	11,353,151

Consolidated Statements of Earnings and Comprehensive Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net premiums earned	$ 538,452	$ 493,382	$ 491,961
Net investment income	63,681	66,799	67,346
Net realized investment gains	17,293	23,243	32,538
Other-than-temporary-impairment losses on investments	(257)		(45,293)
Consolidated revenue	619,169	583,424	546,552
Losses and settlement expenses	200,084	201,332	203,388
Policy acquisition costs	183,868	156,894	164,195
Insurance operating expenses	44,312	38,584	39,768
Interest expense on debt	6,050	6,050	6,050
General corporate expenses	7,766	7,998	7,941
Total expenses	442,080	410,858	421,342
Equity in earnings of unconsolidated investee	6,497	7,101	5,052
Earnings before income taxes	183,586	179,667	130,262
Income tax expense (benefit):
Current	49,524	51,433	23,687
Deferred	7,464	37	14,144
Income tax expense	56,988	51,470	37,831
Net earnings	126,598	128,197	92,431
Unrealized gains (losses) on securities:
Unrealized holding gains arising during the period	32,230	33,552	53,995
Less: Reclassification adjustment for losses (gains) included in net earnings	(10,897)	(14,971)	8,286
Other comprehensive earnings (OCI)	21,333	18,581	62,281
Comprehensive earnings	$ 147,931	$ 146,778	$ 154,712
Earnings per share:
Basic - Net earnings per share (in dollars per share)	$ 6.01	$ 6.1	$ 4.29
Comprehensive earnings per share (in dollars per share)	$ 7.02	$ 6.98	$ 7.18
Earnings per share:
Diluted - Net earnings per share (in dollars per share)	$ 5.91	$ 6.04	$ 4.25
Comprehensive earnings per share (in dollars per share)	$ 6.9	$ 6.91	$ 7.12
Weighted average number of common shares outstanding:
Basic (in shares)	21,078	21,020	21,562
Diluted (in shares)	21,434	21,241	21,731

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Paid-in Capital	Accumulated Other Comprehensive Earnings (Loss)	Retained Earnings	Deferred Compensation	Treasury Stock at Cost
Balance at Dec. 31, 2008	$ 686,578	$ 32,106	$ 196,989	$ 15,130	$ 785,619	$ 8,312	$ (351,578)
Balance (in shares) at Dec. 31, 2008		21,474,429
Increase (Decrease) in Shareholders' Equity
Net earnings	92,431				92,431
Other comprehensive earnings, net of tax	62,281			62,281
Treasury shares purchased	(19,251)						(19,251)
Treasury shares purchased (in shares)		(282,712)
Treasury shares reissued	5,222		5,222
Deferred compensation under Rabbi trust plans						(323)	323
Stock option excess tax benefit	444		444
Exercise of stock options	4,804	73	4,731
Exercise of stock options (in shares)	82,415	73,006
Dividends declared ($6.19, $8.15 and $1.08 per share during 2011, 2010 and 2009, respectively)	(23,249)				(23,249)
Balance at Dec. 31, 2009	809,260	32,179	207,386	77,411	854,801	7,989	(370,506)
Balance (in shares) at Dec. 31, 2009		21,264,723
Increase (Decrease) in Shareholders' Equity
Net earnings	128,197				128,197
Other comprehensive earnings, net of tax	18,581			18,581
Treasury shares purchased	(23,858)						(23,858)
Treasury shares purchased (in shares)		(438,783)
Deferred compensation under Rabbi trust plans						(1,515)	1,515
Stock option excess tax benefit	2,732		2,732
Exercise of stock options	5,087	139	4,948
Exercise of stock options (in shares)	244,505	138,600
Dividends declared ($6.19, $8.15 and $1.08 per share during 2011, 2010 and 2009, respectively)	(170,848)				(170,848)
Balance at Dec. 31, 2010	769,151	32,318	215,066	95,992	812,150	6,474	(392,849)
Balance (in shares) at Dec. 31, 2010		20,964,540
Increase (Decrease) in Shareholders' Equity
Net earnings	126,598				126,598
Other comprehensive earnings, net of tax	21,333			21,333
Treasury shares purchased	(6,624)						(6,624)
Treasury shares purchased (in shares)		(111,956)
Deferred compensation under Rabbi trust plans						3,971	(3,971)
Stock option excess tax benefit	4,210		4,210
Exercise of stock options	8,821	309	8,512
Exercise of stock options (in shares)	515,317	309,553
Dividends declared ($6.19, $8.15 and $1.08 per share during 2011, 2010 and 2009, respectively)	(130,855)				(130,855)
Balance at Dec. 31, 2011	$ 792,634	$ 32,627	$ 227,788	$ 117,325	$ 807,893	$ 10,445	$ (403,444)
Balance (in shares) at Dec. 31, 2011		21,162,137

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Shareholders' Equity
Dividends declared (in dollars per share)	$ 6.19	$ 8.15	$ 1.08

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net earnings	$ 126,598	$ 128,197	$ 92,431
Adjustments to reconcile net earnings to net cash provided by operating activities:
Net realized investment losses (gains)	(17,036)	(23,243)	12,755
Depreciation	3,177	3,037	3,284
Other items, net	(9,144)	(521)	6,441
Change in:
Accrued investment income	2,577	2,230	381
Premiums and reinsurance balances receivable (net of direct write-offs and commutations)	14,303	(23,430)	8,188
Reinsurance balances payable	27,010	1,420	(7,793)
Funds held	78,483	(5,618)	4,731
Ceded unearned premium	2,025	2,748	598
Reinsurance balances recoverable on unpaid losses	358	(17,771)	13,892
Deferred policy acquisition costs	(1,041)	268	4,815
Accounts payable and accrued expenses	(17,619)	601	8,941
Unpaid losses and settlement expenses	(95,616)	27,483	(12,851)
Unearned premiums	8,593	(10,990)	(22,643)
Income taxes:
Current	(1,440)	16,691	(3,412)
Deferred	7,464	37	14,144
Stock option excess tax benefit	(4,210)	(2,732)	(444)
Changes in investment in unconsolidated investees:
Undistributed earnings	(6,497)	(7,101)	(5,052)
Dividends received		7,920
Net proceeds from trading portfolio activity	6	1,009	9,353
Net cash provided by operating activities	117,991	100,235	127,759
Purchase of:
Fixed income, held-to-maturity	(209,300)	(348,252)	(231,456)
Fixed income, available-for-sale	(450,813)	(549,843)	(622,826)
Equity securities, available-for-sale	(87,346)	(63,504)	(123,861)
Property and equipment	(5,382)	(2,841)	(11,565)
Acquisition of CBIC, net of cash acquired	(120,767)
Proceeds from sale of:
Fixed income, available-for-sale	383,664	323,887	230,604
Equity securities, available-for-sale	40,092	35,559	178,098
Short-term investments, net	15,922	64,673	23,715
Property and equipment	1,424	544	10,736
Proceeds from call or maturity of:
Fixed income, held-to-maturity	258,493	249,927	60,412
Fixed income, available-for-sale	261,654	382,456	390,044
Net cash provided by (used in) investing activities	87,641	92,606	(96,099)
Cash flows from financing activities:
Stock option excess tax benefit	4,210	2,732	444
Proceeds from stock option exercises	8,821	5,087	4,804
Treasury shares purchased	(6,624)	(23,858)	(19,251)
Treasury shares reissued			5,222
Cash dividends paid	(130,855)	(176,802)	(22,879)
Net cash used in financing activities	(124,448)	(192,841)	(31,660)
Net increase in cash	81,184
Cash at beginning of year	0
Cash at end of year	$ 81,184	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. DESCRIPTION OF BUSINESS: We underwrite selected property and casualty insurance coverages. We conduct operations principally through four insurance companies. RLI Insurance Company (RLI Ins.), our principal subsidiary, writes multiple lines of insurance on an admitted basis in all 50 states, the District of Columbia and Puerto Rico. Mt. Hawley Insurance Company, a subsidiary of RLI Ins., writes surplus lines insurance in all 50 states, the District of Columbia, Puerto Rico, the Virgin Islands and Guam. RLI Indemnity Company (RIC), a subsidiary of Mt. Hawley Insurance Company, has authority to write multiple lines of insurance on an admitted basis in 48 states and the District of Columbia. RIC has authority to write fidelity and surety in North Carolina. Contractors Bonding and Insurance Company (CBIC), a subsidiary of RLI Ins., has authority to write multiple lines of insurance on an admitted basis in all 50 states and the District of Columbia.

B. PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION: The accompanying consolidated financial statements were prepared in conformity with GAAP (generally accepted accounting principles in the United States of America), which differ in some respects from those followed in reports to insurance regulatory authorities. The consolidated financial statements include the accounts of our holding company and our subsidiaries. All significant intercompany balances and transactions have been eliminated. Certain reclassifications were made to 2010 and 2009 to conform to the classifications used in the current year. Specifically, on our balance sheet, the amount of funds held was broken out separately from other liabilities. Also, the fidelity division was reclassified to the casualty segment from the surety segment. See further discussion in note 11 regarding this reclassification.

C. ADOPTED ACCOUNTING STANDARDS

ASU 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations

This Accounting Standards Update (ASU) specifies that if a public entity presents comparative financial statements, the entity (acquirer) should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year has occurred as of the beginning of the comparable prior annual reporting period. This ASU also expands the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings.

We adopted ASU 2010-29 on January 1, 2011. We evaluated our recent acquisition of CBIC under this guidance and, as the acquisition was not material as defined by the accounting guidance, pro forma disclosures were not required. See further discussion on the acquisition in note 13.

ASU 2010-28, Intangibles — Goodwill and Other (Topic 350), When to Perform Step Two of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts

The amendments in this ASU modify Step One of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step Two of the goodwill impairment test if it is more-likely-than-not that a goodwill impairment exists. In determining whether it is more-likely-than-not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors. The qualitative factors are consistent with the existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying amount.

Upon adoption of this ASU, if the carrying value of the reporting unit is zero or negative, the reporting entity must perform Step Two of the goodwill impairment test if it is more-likely-than-not that goodwill is impaired as of the date of adoption. Any resulting goodwill impairment should be presented as a cumulative-effect adjustment to beginning retained earnings of the period of adoption reflecting a change in accounting principle. No additional recurring disclosures are included as a result of this ASU.

We adopted ASU 2010-28 on January 1, 2011. The adoption did not have an impact on our financial statements as the carrying value of the reporting unit related to our goodwill at the beginning of the reporting period is positive and there have been no triggering events that would suggest possible impairment. During 2011, we recognized additional goodwill related to our recent acquisition of CBIC.

ASU 2010-26, Financial Services — Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

Accounting guidance for deferred acquisition costs incurred by insurance entities changed under this ASU and was designed to eliminate inconsistent industry practices. This ASU requires costs to be incrementally or directly related to the successful acquisition of new or renewal insurance contracts in order to be capitalized as deferred acquisition costs.

Deferred acquisition costs may include agent and broker commissions, salaries of certain employees involved in underwriting and policy issuance, and medical and inspection fees. Previous accounting guidance described deferred acquisition costs as those that “vary with and are primarily related to” the acquisition of new and renewal insurance contracts. This resulted in some entities deferring only direct and incremental costs while others included certain indirect costs. Others deferred costs for all acquisition efforts, including rejected contracts.

The new guidance limits the capitalization of contract acquisition costs to successful acquisition of insurance contracts in these four components:

a.              Incremental direct costs of contract acquisition;

b.              The portion of the employee’s total compensation (excluding any compensation that is capitalized as incremental direct costs of contract acquisition) and payroll-related fringe benefits related directly to time spent performing any of the following acquisition activities for a contract that actually has been acquired:

·                  Underwriting,

·                  Policy issuance and processing,

·                  Medical and inspection, and

·                  Sales force contract selling;

c.               Other costs related directly to the insurers’ acquisition activities in (b) that would not have been incurred by the insurance entity had the acquisition contract transaction(s) not occurred; and

d.     Advertising costs that meet the capitalization criteria.

Entities will not be required to capitalize costs that they had previously expensed as a result of applying the new guidance.

We adopted this new accounting standard effective January 1, 2012 on a retrospective basis. Our adoption of the new standard resulted in a $40.3 million reduction of deferred policy acquisition costs asset and a $26.2 million decrease to consolidated shareholders’ equity, net of a $14.1 million deferred income tax benefit at December 31, 2011. The adjustment to shareholders’ equity resulted in a reduction in book value of $1.24 per share, based on the number of shares outstanding at January 1, 2012.

The new standard affects the timing of the recognition of policy acquisition costs. Costs associated with unsuccessful efforts or costs that cannot be tied directly to a successful policy acquisition are treated as period costs and expensed as incurred, as opposed to being deferred and amortized as the premium is earned.  In periods of expansion, the new standard will result in an acceleration of expense recognition. In periods of contraction, the inverse will occur.

The effects of the retrospective adoption on individual financial statement line items in our Consolidated Balance Sheets are summarized below.

	December 31, 2011			December 31, 2010
	As Previously	Effect of		As Previously	Effect of
(in thousands)	Reported	Change	As Adjusted	Reported	Change	As Adjusted
Deferred policy acquisition costs, net	92,441	(40,336)	52,105	74,435	(34,193)	40,242
Income taxes - deferred	51,985	(14,118)	37,867	33,930	(11,968)	21,962
Retained earnings	834,111	(26,218)	807,893	834,375	(22,225)	812,150

The effects of the retrospective adoption on individual financial statement line items in our Consolidated Statements of Earnings and Comprehensive Earnings are summarized below.

	For the Year Ended December 31, 2011
	As Previously	Effect of
(in thousands, except per share data)	Reported	Change	As Adjusted
Policy acquisition costs	177,725	6,143	183,868
Earnings before income taxes	189,729	(6,143)	183,586
Income tax expense - Deferred	9,614	(2,150)	7,464
Net earnings	130,591	(3,993)	126,598
Earnings per share:
Basic	6.20	(0.19)	6.01
Diluted	6.09	(0.18)	5.91

	For the Year Ended December 31, 2010
	As Previously	Effect of
(in thousands, except per share data)	Reported	Change	As Adjusted
Policy acquisition costs	158,071	(1,177)	156,894
Earnings before income taxes	178,490	1,177	179,667
Income tax expense - Deferred	(375)	412	37
Net earnings	127,432	765	128,197
Earnings per share:
Basic	6.06	0.04	6.10
Diluted	6.00	0.04	6.04

	For the Year Ended December 31, 2009
	As Previously	Effect of
(in thousands, except per share data)	Reported	Change	As Adjusted
Policy acquisition costs	162,020	2,175	164,195
Earnings before income taxes	132,437	(2,175)	130,262
Income tax expense - Deferred	14,905	(761)	14,144
Net earnings	93,845	(1,414)	92,431
Earnings per share:
Basic	4.35	(0.06)	4.29
Diluted	4.32	(0.07)	4.25

There were no changes to net cash flows from operating, investing, or financing activities in our Consolidated Statements of Cash Flows as a result of the retrospective adoption of ASU 2012-26. Where applicable, certain notes to the consolidated financial statements have been adjusted to reflect the impact of our retrospective adoption of the standard.

D. PROSPECTIVE ACCOUNTING STANDARDS

ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income

This ASU was issued to increase the prominence of other comprehensive income in financial statements and to help financial statement users better understand the causes of an entity’s change in financial position and results of operations. Under the standard, an entity will be required to present the components of net income and other comprehensive income in either one continuous statement or two separate but consecutive financial statements. This ASU applies to both public and nonpublic entities and is effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011. We have not currently adopted this ASU and do not believe it will have a material effect on our financial statements.

ASU 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment

This ASU, issued on September 15, 2011, permits an entity to make a qualitative assessment of whether it is more-likely-than-not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity can support the conclusion that it is more-likely-than-not that the fair value of a reporting unit is less that its carrying amount, it would not need to perform the two-step impairment test for that reporting unit. Goodwill must be tested for impairment at least annually, and prior to this ASU, a two-step test was required to assess goodwill for impairment. In Step One, the fair value of a reporting unit is compared to the reporting unit’s carrying amount. If the fair value is less than the carrying amount, Step Two is used to measure the amount of goodwill impairment, if any.

This ASU applies to both public and nonpublic entities and is effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. We have not early adopted this ASU and do not believe it will have a material effect on our financial statements.

E. INVESTMENTS: We classify our investments in all debt and equity securities into one of three categories: available-for-sale, held-to-maturity or trading.

AVAILABLE-FOR-SALE SECURITIES

Debt and equity securities not included as held-to-maturity or trading are classified as available-for-sale and reported at fair value. Unrealized gains and losses on these securities are excluded from net earnings but are recorded as a separate component of comprehensive earnings and shareholders’ equity, net of deferred income taxes. All of our equity securities and approximately 81 percent of debt securities are classified as available-for-sale.

HELD-TO-MATURITY SECURITIES

Debt securities that we have the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. Except for declines that are other-than-temporary, changes in the fair value of these securities are not reflected in the financial statements. We have classified approximately 19 percent of our debt securities portfolio as held-to-maturity.

TRADING SECURITIES

Debt and equity securities purchased for short-term resale are classified as trading securities. These securities are reported at fair value with unrealized gains and losses included in earnings. We have classified less than 1 percent of our debt securities portfolio as trading.

For the years ended December 31, 2011, 2010 and 2009, no securities were transferred from held-to-maturity to available-for-sale or trading.

We regularly evaluate our fixed income and equity securities using both quantitative and qualitative criteria to determine impairment losses for other-than-temporary declines in the fair value of the investments. The following are the key factors for determining if a security is other-than-temporarily impaired:

·                  The length of time and the extent to which the fair value has been less than cost,

·                  The probability of significant adverse changes to the cash flows on a fixed income investment,

·                  The occurrence of a discrete credit event resulting in the issuer defaulting on a material obligation, the issuer seeking protection from creditors under the bankruptcy laws, the issuer proposing a voluntary reorganization under which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value,

·                  The probability that we will recover the entire amortized cost basis of our fixed income securities prior to maturity, or

·                  For our equity securities, our expectation of recovery to cost within a reasonable period of time.

Quantitative criteria considered during this process include, but are not limited to: the degree and duration of current fair value as compared to the cost (amortized, in certain cases) of the security, degree and duration of the security’s fair value being below cost and, for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the credit quality, current economic conditions, the anticipated speed of cost recovery, the financial health of and specific prospects for the issuer, as well as our absence of intent to sell or requirement to sell fixed income securities prior to maturity. In addition, we consider price declines of securities in our other-than-temporary impairment (OTTI) analysis where such price declines provide evidence of declining credit quality, and we distinguish between price changes caused by credit deterioration, as opposed to rising interest rates. See note 2 for further discussion of OTTI.

Interest on fixed maturities and short-term investments is credited to earnings as it accrues. Premiums and discounts are amortized or accreted over the lives of the related fixed maturities. Dividends on equity securities are credited to earnings on the ex-dividend date. Realized gains and losses on disposition of investments are based on specific identification of the investments sold on the trade date.

F. CASH AND SHORT-TERM INVESTMENTS: Cash consists of uninvested balances in bank accounts. Short-term investments consist of investments with original maturities of 90 days or less, primarily AAA-rated prime and government money market funds. Short-term investments are carried at cost, which approximates fair value. We have not experienced losses on these instruments. Prior to 2011, most excess cash was swept overnight into money market instruments, effectively leaving us with only invested cash balances. These instruments were exposed to European financial institutions. In 2011, a combination of factors including global economic turmoil, a low interest rate environment, and transaction fees, spurred us to terminate many of our sweep programs, opting instead to hold cash in non-interest bearing cash accounts.

G. REINSURANCE: Ceded unearned premiums and reinsurance balances recoverable on paid and unpaid losses and settlement expenses are reported separately as assets, instead of being netted with the related liabilities, since reinsurance does not relieve us of our legal liability to our policyholders.

We continuously monitor the financial condition of our reinsurers. As part of our monitoring efforts, we review their annual financial statements, quarterly disclosures, and Securities and Exchange Commission (SEC) filings for those reinsurers that are publicly traded. We also review insurance industry developments that may impact the financial condition of our reinsurers. We analyze the credit risk associated with our reinsurance balances recoverable by monitoring the A.M. Best and Standard & Poor’s (S&P) ratings of our reinsurers. In addition, we subject our reinsurance recoverables to detailed recoverable tests, including one based on average default by S&P rating. Based upon our review and testing, our policy is to charge to earnings, in the form of an allowance, an estimate of unrecoverable amounts from reinsurers. This allowance is reviewed on an ongoing basis to ensure that the amount makes a reasonable provision for reinsurance balances that we may be unable to recover.

H. POLICY ACQUISITION COSTS:  We defer commissions, premium taxes and certain other costs that are incrementally or directly related to the successful acquisition of new or renewal insurance contracts. Acquisition-related costs may be deemed ineligible for deferral when they are based on contingent or performance criteria beyond the basic acquisition of the insurance contract, or when efforts to obtain or renew the insurance contract are unsuccessful. All eligible costs are capitalized and charged to expense in proportion to premium revenue recognized. The method followed in computing deferred policy acquisition costs limits the amount of such deferred costs to their estimated realizable value. This would also give effect to the premiums to be earned and anticipated losses and settlement expenses, as well as certain other costs expected to be incurred as the premiums are earned. Judgments as to the ultimate recoverability of such deferred costs are reviewed on a segment basis and are highly dependent upon estimated future loss costs associated with the premiums written. This deferral methodology applies to both gross and ceded premiums and acquisition costs. See Note 1C for discussion of our retrospective application of a new accounting standard which impacts accounting for costs associated with acquiring insurance policies.

I. PROPERTY AND EQUIPMENT: Property and equipment are presented at cost less accumulated depreciation and are depreciated on a straight-line basis for financial statement purposes over periods ranging from three to 10 years for equipment and up to 30 years for buildings and improvements.

J. INVESTMENT IN UNCONSOLIDATED INVESTEE: We maintain a 40 percent interest in the earnings of Maui Jim, Inc. (Maui Jim), a manufacturer of high-quality polarized sunglasses, which is accounted for by the equity method. We also maintain a similar minority representation on their board of directors, held by our chairman & CEO. Maui Jim’s chief executive officer owns a controlling majority of the outstanding shares of Maui Jim, Inc. Our investment in Maui Jim was $50.0 million in 2011 and $43.4 million in 2010. In 2011, we recorded $6.5 million in investee earnings, compared to $7.1 million in 2010 and $5.1 million in 2009. Maui Jim recorded net income of $16.1 million in 2011, $16.6 million in 2010 and $13.6 million in 2009. Additional summarized financial information for Maui Jim for 2011 and 2010 is outlined in the following table:

(in millions)	2011	2010
Total assets	$163.0	$160.5
Total liabilities	62.4	75.4
Total equity	100.6	85.1

Approximately $36.8 million of undistributed earnings from Maui Jim are included in our retained earnings as of December 31, 2011.

We perform an impairment review of our investment in our unconsolidated investee which considers current valuation and operating results. Based upon the most recent review, this asset was not impaired.

K. INTANGIBLE ASSETS: In accordance with GAAP guidelines, the amortization of goodwill and indefinite-lived intangible assets is not permitted. Goodwill and indefinite-lived intangible assets remain on the balance sheet and are tested for impairment on an annual basis, or earlier if there is reason to suspect that their values may have been diminished or impaired. The portion of goodwill which relates solely to our surety segment totaled $26.2 million at December 31, 2011 and 2010 and is included in the total goodwill and intangibles on the balance sheet of $60.5 million at December 31, 2011. Annual impairment testing was performed during the second quarter of 2011. Based upon this review, this asset was not impaired. In addition, as of December 31, 2011, there were no triggering events that had occurred that would suggest an updated review was necessary.

The remaining $34.3 million of goodwill and intangibles relates to our purchase of CBIC in April 2011. These assets relate to both our casualty and surety segments. Intangible assets with definite lives are amortized against future operating results. Amortization of intangible assets was $0.6 million since acquisition on April 28, 2011. We completed our evaluation of the acquisition under ASC Topic 805, Business Combinations, in the fourth quarter of 2011. See note 13 for further discussion.

L.UNPAID LOSSES AND SETTLEMENT EXPENSES: The liability for unpaid losses and settlement expenses represents estimates of amounts needed to pay reported and unreported claims and related expenses. The estimates are based on certain actuarial and other assumptions related to the ultimate cost to settle such claims. Such assumptions are subject to occasional changes due to evolving economic, social and political conditions. All estimates are periodically reviewed and, as experience develops and new information becomes known, the reserves are adjusted as necessary. Such adjustments are reflected in the results of operations in the period in which they are determined. Due to the inherent uncertainty in estimating reserves for losses and settlement expenses, there can be no assurance that the ultimate liability will not exceed recorded amounts. If actual liabilities do exceed recorded amounts, there will be an adverse effect. Furthermore, we may determine that recorded reserves are more than adequate to cover expected losses, as happened during 2009 through 2011, when favorable experience primarily on casualty business led us to reduce our reserves. Based on the current assumptions used in estimating reserves, we believe that our overall reserve levels at December 31, 2011, make a reasonable provision to meet our future obligations. See note 6 for a further discussion of unpaid losses and settlement expenses.

M. INSURANCE REVENUE RECOGNITION: Insurance premiums are recognized ratably over the term of the contracts, net of ceded reinsurance. Unearned premiums are calculated on a monthly pro rata basis.

N. INCOME TAXES: We file a consolidated federal income tax return. As an insurance company, we are subject to minimal state income tax liabilities. On a state basis, since the majority of our income is from insurance operations, we pay premium tax in lieu of state income tax.

Federal income taxes are accounted for using the asset and liability method under which deferred income taxes are recognized for the tax consequences of “temporary differences” by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities, operating losses and tax credit carry forwards. The effect on deferred taxes for a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance if it is more-likely-than-not all or some of the deferred tax assets will not be realized.

We consider uncertainties in income taxes and recognize those in our financial statements as required. As it relates to uncertainties in income taxes, our unrecognized tax benefits, including interest and penalty accruals, are not considered material to the consolidated financial statements. Also, no tax uncertainties are expected to result in significant increases or decreases to unrecognized tax benefits within the next 12-month period. Penalties and interest related to income tax uncertainties, should they occur, would be included in income tax expense in the period in which they are incurred. During 2010, the Internal Revenue Service (IRS) completed an examination of the income tax returns for the years 2005 through 2009, which produced no material change to corporate earnings. Although 2008 and 2009 have been previously examined by the IRS, tax years 2008 through 2011 remain open and are subject to examination or re-examination.

O. EARNINGS PER SHARE: Basic earnings per share (EPS) excludes dilution and is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the dilution that could occur if securities or other contracts to issue common stock or common stock equivalents were exercised or converted into common stock. When inclusion of common stock equivalents increases the earnings per share or reduces the loss per share, the effect on earnings is anti-dilutive. Under these circumstances, the diluted net earnings or net loss per share is computed excluding the common stock equivalents.

The following represents a reconciliation of the numerator and denominator of the basic and diluted EPS computations contained in the consolidated financial statements.

		Weighted
(in thousands,	Income	Average Shares	Per Share
except per share data)	(Numerator)	(Denominator)	Amount
For the year ended December 31, 2011
Basic EPS
Income available to common shareholders	$126,598	21,078	$6.01
Stock options	—	356
Diluted EPS
Income available to common shareholders and assumed conversions	$126,598	21,434	$5.91
For the year ended December 31, 2010
Basic EPS
Income available to common shareholders	$128,197	21,020	$6.10
Stock options	—	221
Diluted EPS
Income available to common shareholders and assumed conversions	$128,197	21,241	$6.04
For the year ended December 31, 2009
Basic EPS
Income available to common shareholders	$92,431	21,562	$4.29
Stock options	—	169
Diluted EPS
Income available to common shareholders and assumed conversions	$92,431	21,731	$4.25

P. COMPREHENSIVE EARNINGS: The difference between our net earnings and our comprehensive earnings is that comprehensive earnings include unrealized gains/losses on our available-for-sale investment securities net of tax, whereas net earnings does not include such amounts, and such amounts are instead directly credited or charged against shareholders’ equity. In reporting the components of comprehensive earnings on a net basis in the income statement, we used a 35 percent tax rate. Other comprehensive income, as shown in the consolidated statements of earnings and comprehensive earnings, is net of tax expense of $11.5 million, $10.0 million and $33.5 million for 2011, 2010 and 2009, respectively.

Q. FAIR VALUE DISCLOSURES: The following was considered in the estimation of fair value for each class of financial instruments for which it was practicable to estimate that value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. We determined the fair values of certain financial instruments based on the fair value hierarchy. GAAP guidance requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The guidance also describes three levels of inputs that may be used to measure fair value.

The following are the levels of the fair value hierarchy and a brief description of the type of valuation inputs that are used to establish each level:

Pricing Level 1 is applied to valuations based on readily available, unadjusted quoted prices in active markets for identical assets. These valuations are based on quoted prices that are readily and regularly available in an active market.

Pricing Level 2 is applied to valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets; or valuations based on models where the significant inputs are observable (e.g. interest rates, yield curves, prepayment speeds, default rates, loss severities) or can be corroborated by observable market data.

Pricing Level 3 is applied to valuations that are derived from techniques in which one or more of the significant inputs are unobservable. Financial assets are classified based upon the lowest level of significant input that is used to determine fair value.

As a part of management’s process to determine fair value, we utilize a widely recognized, third-party pricing source to determine our fair values. We have obtained an understanding of the third-party pricing source’s valuation methodologies and inputs. The following is a description of the valuation techniques used for financial assets that are measured at fair value, including the general classification of such assets pursuant to the fair value hierarchy.

Corporate, Government and Municipal Bonds: The pricing vendor uses a generic model which uses standard inputs, including (listed in order of priority for use) benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, market bids/offers and other reference data. The pricing vendor also monitors market indicators, as well as industry and economic events. Further, the model uses Option Adjusted Spread (OAS) and is a multi-dimensional relational model. All bonds valued using these techniques are classified as Level 2. All Corporate, Government and Municipal securities were deemed Level 2.

Mortgage-backed Securities (MBS)/Collateralized Mortgage Obligations (CMO) and Asset-backed securities (ABS): The pricing vendor evaluation methodology includes interest rate movements, new issue data and other pertinent data. Evaluation of the tranches (non-volatile, volatile or credit sensitivity) is based on the pricing vendors’ interpretation of accepted modeling and pricing conventions. This information is then used to determine the cash flows for each tranche, benchmark yields, prepayment assumptions and to incorporate collateral performance. To evaluate CMO volatility, an OAS model is used in combination with models that simulate interest rate paths to determine market price information. This process allows the pricing vendor to obtain evaluations of a broad universe of securities in a way that reflects changes in yield curve, index rates, implied volatility, mortgage rates and recent trade activity. MBS/CMO and ABS with corroborated, observable inputs are classified as Level 2. All of our MBS/CMO and ABS are deemed Level 2.

Common Stock: Exchange traded equities have readily observable price levels and are classified as Level 1 (fair value based on quoted market prices). All of our common stock holdings are deemed Level 1.

For the Level 2 securities, as described above, we periodically conduct a review to assess the reasonableness of the fair values provided by our pricing service. Our review consists of a two pronged approach. First, we compare prices provided by our pricing service to those provided by an additional source. Second, we obtain prices from securities brokers and compare them to the prices provided by our pricing service. In both comparisons, when discrepancies are found, we compare our prices to actual reported trade data. Based on this assessment, we determined that the fair values of our Level 2 securities provided by our pricing service are reasonable.

For common stock, we receive prices from the same nationally recognized pricing service. Prices are based on observable inputs in an active market and are therefore disclosed as Level 1. Based on this assessment, we determined that the fair values of our Level 1 securities provided by our pricing service are reasonable.

Due to the relatively short-term nature of cash, short-term investments, accounts receivable and accounts payable, their carrying amounts are reasonable estimates of fair value. The fair value of our long-term debt is discussed further in note 4.

For fair value of assets and liabilities acquired with CBIC, see note 13.

R. STOCK-BASED COMPENSATION: We account for stock-based compensation pursuant to GAAP guidance regarding stock compensation which requires companies to expense the estimated fair value of employee stock options and similar awards. Guidance requires entities to measure compensation cost for awards of equity instruments to employees based on the grant-date fair value of those awards and recognize compensation expense over the service period that the awards are expected to vest.

We calculate the tax effects of share-based compensation pursuant to GAAP guidelines and under the alternative transition method. The alternative transition method included simplified methods to determine the impact on the additional paid-in capital pool and consolidated statements of cash flows of the tax effects of employee share-based compensation awards.

See note 8 for further discussion and related disclosures regarding stock options.

S. RISKS AND UNCERTAINTIES: Certain risks and uncertainties are inherent to our day-to-day operations and to the process of preparing our consolidated financial statements. The more significant risks and uncertainties, as well as our attempt to mitigate, quantify and minimize such risks, are presented below and throughout the notes to the consolidated financial statements.

CATASTROPHE EXPOSURES

Our insurance coverages include exposure to catastrophic events. We monitor all catastrophe exposures by quantifying our exposed policy limits in each region and by using computer-assisted modeling techniques. Additionally, we limit our risk to such catastrophes through restraining the total policy limits written in each region and by purchasing reinsurance. Our major catastrophe exposure is to losses caused by earthquakes, primarily on the West Coast. In 2011, for this coverage, we had protection of $300 million in excess of $25 million first-dollar retention for earthquakes in California and $325 million in excess of a $25 million first-dollar retention for earthquakes outside of California. These amounts are subject to certain retentions by us on losses in excess of $25 million. Our second largest catastrophe exposure is to losses caused by hurricanes to commercial properties throughout the Gulf and East Coasts, as well as to homes we insure in Hawaii. In 2011, these coverages were supported by $225 million in excess of a $25 million first-dollar retention in traditional catastrophe reinsurance protection, subject to certain retentions by us. In addition, we have incidental exposure to international catastrophic events.

Our catastrophe reinsurance treaty renewed at January 1, 2012. We purchased $300 million, $330 million and $230 million of reinsurance limits, subject to certain retentions by us, for California earthquake, non-California earthquake and all other perils, respectively. These limits attach above an initial retention of $25 million in the case of a California earthquake and $20 million in the case of all other perils and regions. We actively manage our catastrophe program to keep our net retention in line with risk tolerances and to optimize the risk/return trade off.

ENVIRONMENTAL EXPOSURES

We are subject to environmental claims and exposures primarily through our commercial umbrella, general liability and discontinued assumed casualty reinsurance lines of business. Although exposure to environmental claims exists in these lines of business, we sought to mitigate or control the extent of this exposure on the vast majority of this business through the following methods: (1) our policies include pollution exclusions that have been continually updated to further strengthen them, (2) our policies primarily cover moderate hazard risks, and (3) we began writing this business after the insurance industry became aware of the potential pollution liability exposure and implemented changes to limit its exposure to this hazard.

In 2009, as an extension of our excess and surplus lines general liability product, we expanded our offerings into low to moderate environmental liability exposures for small contractors and asbestos and mold remediation specialists. The business unit also provides limited coverage for individually underwritten underground storage tanks. We attempted to mitigate the overall exposure by focusing on smaller risks with low to moderate exposures. A large portion of this business is also offered on claims-made basis with relatively low limits. We avoid risks that have large-scale exposures including petrochemical, chemical, mining, manufacturers and other risks that might be exposed to superfund sites. Since 2009, we have written less than $4 million of premium from this new product extension, which is covered under our casualty ceded reinsurance treaties.

We made loss and settlement expense payments on environmental liability claims and have loss and settlement expense reserves for others. We include this historical environmental loss experience with the remaining loss experience in the applicable line of business to project ultimate incurred losses and settlement expenses as well as related incurred but not reported (IBNR) loss and settlement expense reserves.

Although historical experience on environmental claims may not accurately reflect future environmental exposures, we used this experience to record loss and settlement expense reserves in the exposed lines of business. See further discussion of environmental exposures in note 6.

REINSURANCE

Reinsurance does not discharge us from our primary liability to policyholders, and to the extent that a reinsurer is unable to meet its obligations, we would be liable. We continuously monitor the financial condition of prospective and existing reinsurers. As a result, we purchase reinsurance from a number of financially strong reinsurers. We provide an allowance for reinsurance balances deemed uncollectible. See further discussion of reinsurance exposures in note 5.

INVESTMENT RISK

Our investment portfolio is subject to market, credit and interest rate risks. The equity portfolio will fluctuate with movements in the overall stock market. While the equity portfolio has been constructed to have lower downside risk than the market, the portfolio is sensitive to movements in the market. The bond portfolio is affected by interest rate changes and credit spreads. We attempt to mitigate our interest rate and credit risks by constructing a well-diversified portfolio with high-quality securities with varied maturities. Downturns in the financial markets could have a negative effect on our portfolio. However, we attempt to manage this risk through asset allocation and security selection.

LIQUIDITY RISK

Liquidity is essential to our business and a key component of our concept of asset-liability matching. Our liquidity may be impaired by an inability to collect premium receivable or reinsurance recoverable balances timely, an inability to sell assets or redeem our investments, an inability to access funds from our insurance subsidiaries, unforeseen outflows of cash or large claim payments, or an inability to access debt or equity capital markets. This situation may arise due to circumstances that we may be unable to control, such as a general market disruption, an operational problem that affects third parties or us, or even by the perception among market participants that we, or other market participants, are experiencing greater liquidity risk.

Our credit ratings are important to our liquidity. A reduction in our credit ratings could adversely affect our liquidity and competitive position, increase our borrowing costs, or limit our access to the capital markets.

FINANCIAL STATEMENTS

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. The most significant of these amounts is the liability for unpaid losses and settlement expenses. Other estimates include investment valuation and OTTIs, the collectibility of reinsurance balances, recoverability of deferred tax assets and deferred policy acquisition costs. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. We adjust such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets and volatile equity markets have combined to increase the uncertainty inherent in such estimates and assumptions. Although recorded estimates are supported by actuarial computations and other supportive data, the estimates are ultimately based on our expectations of future events. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

EXTERNAL FACTORS

Our insurance subsidiaries are highly regulated by the states in which they are incorporated and by the states in which they do business. Such regulations, among other things, limit the amount of dividends, impose restrictions on the amount and types of investments and regulate rates insurers may charge for various coverages. We are also subject to insolvency and guarantee fund assessments for various programs designed to ensure policyholder indemnification. We generally accrue an assessment during the period in which it becomes probable that a liability has been incurred from an insolvency and the amount of the related assessment can be reasonably estimated.

The National Association of Insurance Commissioners (NAIC) has developed Property/Casualty Risk-Based Capital (RBC) standards that relate an insurer’s reported statutory surplus to the risks inherent in its overall operations. The RBC formula uses the statutory annual statement to calculate the minimum indicated capital level to support asset (investment and credit) risk and underwriting (loss reserves, premiums written and unearned premium) risk. The NAIC model law calls for various levels of regulatory action based on the magnitude of an indicated RBC capital deficiency, if any. We regularly monitor our subsidiaries’ internal capital requirements and the NAIC’s RBC developments. As of December 31, 2011, we determined that our capital levels are well in excess of the minimum capital requirements for all RBC action levels and that our capital levels are sufficient to support the level of risk inherent in our operations.

In addition, ratings are a critical factor in establishing the competitive position of insurance companies. Our insurance companies are rated by A.M. Best, S&P and Moody’s. Their ratings reflect their opinions of an insurance company’s, and an insurance holding company’s, financial strength, operating performance, strategic position and ability to meet its obligations to policyholders.

INVESTMENTS	12 Months Ended
Dec. 31, 2011
INVESTMENTS
INVESTMENTS

2. INVESTMENTS

A summary of net investment income is as follows:

NET INVESTMENT INCOME

(in thousands)	2011	2010	2009
Interest on fixed income securities	$58,294	$62,806	$63,104
Dividends on equity securities	9,957	8,192	7,965
Interest on cash and short-term investments	47	170	591
Gross investment income	68,298	71,168	71,660
Less investment expenses	(4,617)	(4,369)	(4,314)
Net investment income	$63,681	$66,799	$67,346

Pretax net realized investment gains (losses) and net changes in unrealized gains (losses) on investments for the years ended December 31 are summarized as follows:

REALIZED/UNREALIZED GAINS

(in thousands)	2011	2010	2009
Net realized investment gains (losses):
Fixed income
Available-for-sale	$10,892	$15,590	$11,196
Available-for-sale OTTI	—	—	(4,578)
Held-to-maturity	201	120	70
Trading	—	28	67
Equity securities	6,129	7,443	21,350
Equity securities OTTI	(257)	—	(40,715)
Other	71	62	(145)
Total	$17,036	$23,243	$(12,755)
Net changes in unrealized gains (losses) on investments:
Fixed income:
Available-for-sale	$22,393	$4,879	$45,777
Equity securities	10,462	23,816	49,504
Total	$32,855	$28,695	$95,281
Net realized investment gains (losses) and changes in unrealized gains (losses) on investments	$49,891	$51,938	$82,526

During 2011, we recorded $17.0 million in net realized gains and the portfolio experienced unrealized gains of $32.9 million. For 2011, the net realized investment gains and changes in unrealized gains (losses) on investments totaled $49.9 million. The majority of our net realized gains were due to sales in the corporate bond portfolio and equity securities.

The following is a summary of the disposition of fixed maturities and equities for the years ended December 31, with separate presentations for sales and calls/maturities.

SALES

				Net
	Proceeds	Gross Realized		Realized
(in thousands)	From Sales	Gains	Losses	Gain (Loss)
2011
Available-for-sale	$383,664	$11,333	$(487)	$10,846
Held-to-maturity	—	—	—	—
Trading	—	—	—	—
Equities	40,092	8,483	(2,354)	6,129
2010
Available-for-sale	$323,887	$15,017	$(59)	$14,958
Held-to-maturity	—	—	—	—
Trading	1,006	28	—	28
Equities	35,559	8,525	(1,082)	7,443
2009
Available-for-sale	$230,604	$11,224	$(1,598)	$9,626
Held-to-maturity	—	—	—	—
Trading	10,264	336	(269)	67
Equities	178,098	21,350	(14,481)	6,869

CALLS/MATURITIES

				Net
	Proceeds	Gross Realized		Realized
(in thousands)	From Sales	Gains	Losses	Gain (Loss)
2011
Available-for-sale	$261,654	$63	$(17)	$46
Held-to-maturity	258,493	201	—	201
Trading	6	—	—	—
2010
Available-for-sale	$382,456	$636	$(4)	$632
Held-to-maturity	249,927	120	—	120
Trading	3	—	—	—
2009
Available-for-sale	$390,044	$169	$(11)	$158
Held-to-maturity	60,412	70	—	70
Trading	628	—	—	—

FAIR VALUE MEASUREMENTS

Assets measured at fair value on a recurring basis as of December 31, 2011, are summarized below:

	Quoted in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Trading securities:
Corporates	$—	$—	$—	$—
Mortgage-backed	—	7	—	7
ABS/CMO*	—	—	—	—
Treasuries	—	—	—	—
Total trading securities	$—	$7	$—	$7
Available-for-sale securities:
U.S. agencies	$—	$113,819	$—	$113,819
Corporates	—	467,100	—	467,100
Mortgage-backed	—	248,986	—	248,986
ABS/CMO*	—	56,953	—	56,953
Non-U.S. govt. & agency	—	6,697	—	6,697
U.S. treasuries	—	16,172	—	16,172
Municipals	—	236,590	—	236,590
Equity	388,689	—	—	388,689
Total available-for-sale securities	$388,689	$1,146,317	$—	$1,535,006
Total	$388,689	$1,146,324	$—	$1,535,013

*Asset-backed & collateralized mortgage obligations

Assets measured at fair value on a recurring basis as of December 31, 2010, are summarized below:

	Quoted in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Trading securities:
Mortgage-backed	$—	$15	$—	$15
ABS/CMO*	—	—	—	—
Treasuries	—	—	—	—
Total trading securities	$—	$15	$—	$15
Available-for-sale securities:
U.S. agencies	$—	$102,213	$—	$102,213
Corporates	—	471,376	—	471,376
Mortgage-backed	—	254,141	—	254,141
ABS/CMO*	—	49,915	—	49,915
Non-U.S. govt. & agency	—	1,557	—	1,557
U.S. treasuries	—	15,824	—	15,824
Municipals	—	237,038	—	237,038
Equity	321,897	—	—	321,897
Total available-for-sale securities	$321,897	$1,132,064	$—	$1,453,961
Total	$321,897	$1,132,079	$—	$1,453,976

*Asset-backed & collateralized mortgage obligations

As noted in the above tables, we did not have any assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2011 and 2010. Additionally, there were no securities transferred in or out of levels 1 or 2 during 2011 or 2010.

In addition, the following is a schedule of amortized costs and estimated fair values of investments in fixed income and equity securities as of December 31, 2011 and 2010:

2011

	Amortized		Gross Unrealized
(in thousands)	Cost	Fair Value	Gains	Losses
Available-for-sale:
U.S. treasuries	$15,721	$16,172	$459	$(8)
U.S. agencies	112,975	113,819	844	—
Non-U.S. govt. & agency	6,403	6,697	294	—
Mtge/ABS/CMO*	287,459	305,939	18,480	—
Corporates	439,079	467,100	31,640	(3,619)
States, political subdivisions & revenues	224,091	236,590	12,517	(18)
Fixed maturities	$1,085,728	$1,146,317	$64,234	$(3,645)
Equity securities	269,400	388,689	121,833	(2,544)
Total available-for-sale	$1,355,128	$1,535,006	$186,067	$(6,189)

Held-to-maturity:
U.S. agencies	$243,571	$244,656	$1,085	$—
Corporates	15,000	14,536	—	(464)
States, political subdivisions & revenues	1,655	1,789	134	—
Total held-to-maturity	$260,226	$260,981	$1,219	$(464)

Trading**:
Treasuries	$—	$—	$—	$—
Agencies	—	—	—	—
Mtge/ABS/CMO*	7	7	—	—
Corporates	—	—	—	—
States, political subdivisions & revenues	—	—	—	—
Total trading	$7	$7	$—	$—
Total	$1,615,361	$1,795,994	$187,286	$(6,653)

*Mortgage-backed, asset-backed & collateralized mortgage obligations

**Trading securities are carried at fair value with unrealized gains (losses) included in earnings.

2010

	Amortized		Gross Unrealized
(in thousands)	Cost	Fair Value	Gains	Losses
Available-for-sale:
U.S. treasuries	$15,771	$15,824	$244	$(191)
U.S. agencies	103,133	102,213	869	(1,789)
Non-U.S. govt. & agency	1,442	1,557	115	—
Mtge/ABS/CMO*	290,858	304,056	14,041	(843)
Corporates	448,209	471,376	26,144	(2,977)
States, political subdivisions & revenues	234,456	237,038	4,823	(2,241)
Fixed maturities	$1,093,869	$1,132,064	$46,236	$(8,041)
Equity securities	213,069	321,897	109,122	(294)
Total available-for-sale	$1,306,938	$1,453,961	$155,358	$(8,335)

Held-to-maturity:
U.S. agencies	$288,407	$282,326	$607	$(6,688)
Corporates	15,000	14,975	100	(125)
States, political subdivisions & revenues	5,851	6,083	232	—
Total held-to-maturity	$309,258	$303,384	$939	$(6,813)

Trading**:
Treasuries	$—	$—	$—	$—
Agencies	—	—	—	—
Mtge/ABS/CMO*	13	15	—	—
Corporates	—	—	—	—
States, political subdivisions & revenues	—	—	—	—
Total trading	$13	$15	$—	$—
Total	$1,616,209	$1,757,360	$156,297	$(15,148)

*Mortgage-backed, asset-backed & collateralized mortgage obligations

**Trading securities are carried at fair value with unrealized gains (losses) included in earnings.

CORPORATE BONDS

Unrealized losses in the corporate bond portfolio increased slightly in 2011. These unrealized losses can primarily be attributed to higher risk premiums in the banking and finance sectors due to continued global uncertainty. They are not credit-specific issues. The corporate bond portfolio has an overall rating of A and we believe it is probable that we will receive all contractual payments in the form of principal and interest. In addition, we are not required to, nor do we intend to sell these investments prior to recovering the entire amortized cost basis of each security, which may be maturity. We do not consider these investments to be other-than-temporarily impaired at December 31, 2011.

EQUITY SECURITIES

Our equity portfolio consists of common stocks and exchange traded funds (ETF). Unrealized losses in the equity portfolio increased in 2011. Given our intent to hold and expectation of recovery to cost within a reasonable period of time, we do not consider any of our equities to be other-than-temporarily impaired.

Under current accounting standards, an OTTI write-down of debt securities, where fair value is below amortized cost, is triggered by circumstances where (1) an entity has the intent to sell a security, (2) it is more-likely-than-not that the entity will be required to sell the security before recovery of its amortized cost basis, or (3) the entity does not expect to recover the entire amortized cost basis of the security. If an entity intends to sell a security or if it is more-likely-than-not the entity will be required to sell the security before recovery, an OTTI write-down is recognized in earnings equal to the difference between the security’s amortized cost and its fair value. If an entity does not intend to sell the security or it is not more-likely-than-not that it will be required to sell the security before recovery, the OTTI write-down is separated into an amount representing the credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income.

Part of our evaluation of whether particular securities are other-than-temporarily impaired involves assessing whether we have both the intent and ability to continue to hold equity securities in an unrealized loss position. For fixed income securities, we consider our intent to sell a security (which is determined on a security-by-security basis) and whether it is more-likely-than-not we will be required to sell the security before the recovery of our amortized cost basis. Significant changes in these factors could result in a charge to net earnings for impairment losses. Impairment losses result in a reduction of the underlying investment’s cost basis.

The amortized cost and estimated fair value of fixed income securities at December 31, 2011, by contractual maturity, are shown as follows:

(in thousands)	Amortized Cost	Fair Value
Available-for-sale:
Due in one year or less	$11,716	$11,895
Due after one year through five years	125,067	131,826
Due after five years through 10 years	501,379	531,527
Due after 10 years	160,107	165,130
Mtge/ABS/CMO*	287,459	305,939
Total available-for-sale	$1,085,728	$1,146,317
Held-to-maturity:
Due in one year or less	$2,001	$2,058
Due after one year through five years	3,632	3,927
Due after five years through 10 years	16,793	16,837
Due after 10 years	237,800	238,159
Total held-to-maturity	$260,226	$260,981
Trading:
Due in one year or less	$—	$—
Due after one year through five years	—	—
Due after five years through 10 years	—	—
Due after 10 years	—	—
Mtge/ABS/CMO*	7	7
Total trading	$7	$7
Total fixed income:
Due in one year or less	$13,717	$13,953
Due after one year through five years	128,699	135,753
Due after five years through 10 years	518,172	548,364
Due after 10 years	397,907	403,289
Mtge/ABS/CMO*	287,466	305,946
Grand total	$1,345,961	$1,407,305

*Mortgage-backed, asset-backed & collateralized mortgage obligations

Expected maturities may differ from contractual maturities due to call provisions on some existing securities. At December 31, 2011, the net unrealized appreciation of available-for-sale fixed maturities and equity securities totaled $179.9 million. At December 31, 2010, the net unrealized appreciation of available-for-sale fixed maturities and equity securities totaled $147.0 million.

The following tables are also used as part of our impairment analysis and illustrate the total value of securities that were in an unrealized loss position as of December 31, 2011, and December 31, 2010. These tables segregate the securities based on type, noting the fair value, cost (or amortized cost) and unrealized loss on each category of investment as well as in total. The tables further classify the securities based on the length of time they have been in an unrealized loss position.

December 31, 2011

		12 Mos.
(in thousands)	<12 Mos.	& Greater	Total
U.S. Government:
Fair value	$5,023	$—	$5,023
Cost or amortized cost	5,031	—	5,031
Unrealized loss	$(8)	$—	$(8)
U.S. Agency:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Mortgage Backed:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
ABS/CMO*:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Corporate:
Fair value	$49,464	$28,698	$78,162
Cost or amortized cost	51,894	30,351	82,245
Unrealized loss	$(2,430)	$(1,653)	$(4,083)
States, political subdivisions and revenues:
Fair value	$—	$1,050	$1,050
Cost or amortized cost	—	1,068	1,068
Unrealized loss	$—	$(18)	$(18)
Subtotal, debt securities:
Fair value	$54,487	$29,748	$84,235
Cost or amortized cost	56,925	31,419	88,344
Unrealized loss	(2,438)	(1,671)	(4,109)
Common stock:
Fair value	$25,952	$—	$25,952
Cost or amortized cost	28,496	—	28,496
Unrealized loss	$(2,544)	$—	$(2,544)
Total:
Fair value	$80,439	$29,748	$110,187
Cost or amortized cost	85,421	31,419	116,840
Unrealized loss	$(4,982)	$(1,671)	$(6,653)

*Asset-backed & collateralized mortgage obligations

December 31, 2010

		12 Mos.
(in thousands)	<12 Mos.	& Greater	Total
U.S. Government:
Fair value	$5,689	$—	$5,689
Cost or amortized cost	5,880	—	5,880
Unrealized loss	(191)	—	(191)
U.S. Agency:
Fair value	$295,897	$—	$295,897
Cost or amortized cost	304,374	—	304,374
Unrealized loss	(8,477)	—	(8,477)
Mortgage Backed:
Fair value	$43,852	$—	$43,852
Cost or amortized cost	44,659	—	44,659
Unrealized loss	(807)	—	(807)
ABS/CMO*:
Fair value	$2,160	$—	$2,160
Cost or amortized cost	2,196	—	2,196
Unrealized loss	(36)	—	(36)
Corporate:
Fair value	$110,772	$1,951	$112,723
Cost or amortized cost	113,813	2,012	115,825
Unrealized loss	(3,041)	(61)	(3,102)
States, political subdivisions:
and revenues
Fair value	$80,465	$996	$81,461
Cost or amortized cost	82,652	1,050	83,702
Unrealized loss	(2,187)	(54)	(2,241)
Subtotal, debt securities:
Fair value	$538,835	$2,947	$541,782
Cost or amortized cost	553,574	3,062	556,636
Unrealized loss	(14,739)	(115)	(14,854)
Common stock:
Fair value	$6,078	$—	$6,078
Cost or amortized cost	6,372	—	6,372
Unrealized loss	(294)	—	(294)
Total:
Fair value	$544,913	$2,947	$547,860
Cost or amortized cost	559,946	3,062	563,008
Unrealized loss	(15,033)	(115)	(15,148)

*Asset-backed & collateralized mortgage obligations

As of December 31, 2011, we held 25 common stocks that were in unrealized loss positions. The total unrealized loss on these securities was $2.5 million. In considering both the significance and duration of the unrealized loss positions, we have no equity securities in an unrealized loss position of greater than 20 percent for more than six consecutive months.

The fixed income portfolio contained 27 securities at a loss as of December 31, 2011. Of these 27 securities, nine have been in an unrealized loss position for 12 consecutive months or longer and these collectively represent $1.7 million in unrealized losses. The fixed income unrealized losses can primarily be attributed to higher risk premiums in banking and finance due to continued global uncertainty. They are not credit-specific issues. All fixed income securities in the investment portfolio continue to pay the expected coupon payments under the contractual terms of the securities. In 2009, we adopted GAAP guidance on the recognition and presentation of OTTI. Accordingly, any credit-related impairment related to fixed income securities we do not plan to sell and for which we are not more-likely-than-not to be required to sell is recognized in net earnings, with the non-credit related impairment recognized in comprehensive earnings. Based on our analysis, our fixed income portfolio is of a high credit quality and we believe we will recover the amortized cost basis of our fixed income securities. We continually monitor the credit quality of our fixed income investments to assess if it is probable that we will receive our contractual or estimated cash flows in the form of principal and interest. There were no OTTI losses recognized in other comprehensive earnings in the periods presented.

Key factors that we consider in the evaluation of credit quality include:

· Changes in technology that may impair the earnings potential of the investment,

· The discontinuance of a segment of the business that may affect the future earnings potential,

· Reduction or elimination of dividends,

· Specific concerns related to the issuer’s industry or geographic area of operation,

· Significant or recurring operating losses, poor cash flows, and/or deteriorating liquidity ratios, and

· Downgrades in credit quality by a major rating agency.

Based on our analysis, we’ve concluded that the securities in an unrealized loss position were not other-than-temporarily impaired at December 31, 2011 and 2010.

During 2011, we recognized $0.3 million in impairment losses. All losses were in our equity portfolio on securities we no longer had the intent to hold. During 2010, we did not recognize any impairment losses. There were $45.3 million in losses associated with the OTTI of securities in 2009.

We completely exited our securities lending program as of June 30, 2009.

        As required by law, certain fixed maturities, cash and short-term investments amounting to $23.2 million at December 31, 2011, were on deposit with either regulatory authorities or banks. Additionally, we have certain fixed maturities of less than $0.1 million held in trust at December 31, 2011. These funds cover net premiums, losses and expenses related to a property and casualty insurance program.

POLICY ACQUISITION COSTS	12 Months Ended
Dec. 31, 2011
POLICY ACQUISITION COSTS
POLICY ACQUISITION COSTS

3. POLICY ACQUISITION COSTS

Policy acquisition costs deferred and amortized to income for the years ended December 31 are summarized as follows:

(in thousands)	2011	2010	2009
Deferred policy acquisition costs (DAC), beginning of year	$40,242	$40,510	$45,325
VOBA*, CBIC - Acquisition date	10,822	—	—
Deferred:
Direct commissions	$116,206	$101,523	$100,727
Premium taxes	8,725	6,809	6,596
Ceding commissions	(24,721)	(24,472)	(26,156)
Net deferred	$100,210	$83,860	$81,167
Amortized	99,169	84,128	85,982
DAC/VOBA*, end of year	$52,105	$40,242	$40,510
Policy acquisition costs:
Amortized to expense — DAC	$91,499	$84,128	$85,982
Amortized to expense — VOBA	7,670	—	—
Period costs:
Ceding commission — contingent	(2,207)	(2,203)	(1,998)
Other underwriting expenses	80,022	67,030	69,496
Other	6,884	7,939	10,715
Total policy acquisition costs	$183,868	$156,894	$164,195

*Includes asset for value of business acquired (VOBA) in CBIC acquisition

As previously discussed in note 1C, accounting guidance for deferred acquisition costs incurred by insurance entities changed in 2012 under ASU 2010-26, Financial Services — Insurance (Topic 944) Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.

We adopted this new standard on a retrospective basis as of January 1, 2012. The new guidance has no impact on our net cash flows, and should have minimal prospective impact on expenses or earnings before income taxes. Our adoption of the new standard, however, resulted in a reduction of our deferred policy acquisition costs asset, an adjustment to deferred income taxes liability and a decrease to our consolidated shareholders’ equity. At adoption, the adjustment to our consolidated shareholders’ equity was a decrease of $26.2 million, net of tax. This adjustment resulted in a reduction in book value of $1.24 per share, based on the number of shares outstanding at January 1, 2012.

DEBT	12 Months Ended
Dec. 31, 2011
DEBT
DEBT

4. DEBT

As of December 31, 2011, outstanding debt balances totaled $100.0 million, all of which was our long-term senior notes.

On December 12, 2003, we completed a public debt offering, issuing $100.0 million in senior notes maturing January 15, 2014, and paying interest semi-annually at the rate of 5.95 percent. The notes were issued at a discount resulting in proceeds, net of discount and commission, of $98.9 million. The amount of the discount is being charged to income over the life of the debt on an effective-yield basis. Of the proceeds, capital contributions totaling $65.0 million were made to our insurance subsidiaries to increase their statutory surplus. The balance of the proceeds was used by the holding company to fund investment and operating activities. The estimated fair value for the senior note is $106.6 million. The fair value of our long-term debt is estimated based on the limited observable prices that reflect thinly traded securities.

As of December 31, 2011 and 2010, we had no short-term debt outstanding. We maintain a revolving line of credit with JP Morgan Chase which permits us to borrow up to an aggregate principal amount of $25.0 million. Under certain conditions, the line may be increased up to an aggregate principal amount of $50.0 million. This facility was renewed under similar terms for a three-year term that expires on May 31, 2014. As of December 31, 2011, no amounts were outstanding on this facility.

We incurred interest expense on debt at the following average interest rates for 2011, 2010 and 2009:

	2011	2010	2009
Line of credit	—	—	—
Reverse repurchase agreements	—	—	—
Total short-term debt	—	—	—
Senior notes	6.02%	6.02%	6.02%
Total debt	6.02%	6.02%	6.02%

Interest paid on outstanding debt was $6.0 million for 2011, 2010 and 2009.

REINSURANCE	12 Months Ended
Dec. 31, 2011
REINSURANCE
REINSURANCE

5. REINSURANCE

In the ordinary course of business, the insurance subsidiaries assume and cede premiums with other insurance companies. A large portion of the reinsurance is put into effect under contracts known as treaties and, in some instances, by negotiation on each individual risk (known as facultative reinsurance). In addition, there are several types of treaties including: quota share, excess of loss and catastrophe reinsurance contracts that protect against losses over stipulated amounts arising from any one occurrence or event. The arrangements allow us to pursue greater diversification of business and serve to limit the maximum net loss to a single event, such as a catastrophe. Through the quantification of exposed policy limits in each region and the extensive use of computer-assisted modeling techniques, we monitor the concentration of risks exposed to catastrophic events.

Through the purchase of reinsurance, we also generally limit our net loss on any individual risk to a maximum of $3.0 million, although retentions can range from $0.2 million to $8.8 million.

Premiums written and earned along with losses and settlement expenses incurred for the years ended December 31 are summarized as follows:

(in thousands)	2011	2010	2009
WRITTEN
Direct	$629,727	$586,624	$614,887
Reinsurance assumed	72,380	49,692	16,313
Reinsurance ceded	(152,469)	(151,176)	(161,284)
Net	$549,638	$485,140	$469,916
EARNED
Direct	$625,963	$599,669	$640,034
Reinsurance assumed	66,984	47,637	14,289
Reinsurance ceded	(154,495)	(153,924)	(162,362)
Net	$538,452	$493,382	$491,961
LOSSES AND SETTLEMENT EXPENSES INCURRED
Direct	$180,768	$265,903	$245,671
Reinsurance assumed	60,076	29,586	9,696
Reinsurance ceded	(40,760)	(94,157)	(51,979)
Net	$200,084	$201,332	$203,388

The growth in reinsurance assumed premium and losses are largely driven by a facultative property business unit formed in 2008 and several assumed reinsurance treaties, including crop, undertaken and managed by home office staff. The assumed business is made up of short-tail property, catastrophe, and multi-peril crop and hail reinsurance. The majority of this assumed reinsurance is proportional and a large portion of the assumed incurred losses can be attributed to crop-related reinsurance, which we began offering in 2010, and a specialty property treaty that experienced unusually high weather-related loss activity in 2011. Losses for each crop season are ultimately determined and paid subsequent to December 31 of the crop year reinsured. We continue to utilize reinsurance to reduce overall volatility and to mitigate risk on new businesses we enter.

At December 31, 2011, we had prepaid reinsurance premiums and recoverables on paid and unpaid losses and settlement expenses totaling $389.9 million. More than 95 percent of our reinsurance recoverables are due from companies with financial strength ratings of “A” or better by A.M. Best and S&P rating services.

The following table displays net reinsurance balances recoverable, after consideration of collateral, from our top 10 reinsurers, as of December 31, 2011. All other reinsurance balances recoverable, when considered by individual reinsurer, are less than 2 percent of shareholders’ equity.

	Amounts
	Recoverable	A.M. Best	S&P
Reinsurer	(in thousands)	Rating	Rating
Munich Re / HSB	$69,014	A+, Superior	AA-, Very Strong
Endurance Re	57,486	A, Excellent	A, Strong
Axis Re	30,034	A, Excellent	A+, Strong
Transatlantic Re	26,889	A, Excellent	A+, Strong
Aspen UK Ltd.	26,738	A, Excellent	A, Strong
Swiss Re /Westport Ins. Corp.	25,770	A+, Superior	AA-, Very Strong
Gen Re	23,634	A++, Superior	AA+, Very Strong
Berkley Insurance Co.	18,455	A+, Superior	A+, Strong
Lloyds of London	15,118	A, Excellent	A+, Strong
Toa-Re	13,510	A+, Superior	A+, Strong

Ceded unearned premiums and reinsurance balances recoverable on paid losses and settlement expenses are reported separately as an asset, rather than being netted with the related liability, since reinsurance does not relieve us of our liability to policyholders. Such balances are subject to the credit risk associated with the individual reinsurer. We continually monitor the financial condition of our reinsurers and actively follow up on any past due or disputed amounts. As part of our monitoring efforts, we review their annual financial statements and SEC filings for those reinsurers that are publicly traded. We also review insurance industry developments that may impact the financial condition of our reinsurers. We analyze the credit risk associated with our reinsurance balances recoverable by monitoring the A.M. Best and S&P ratings of our reinsurers. In addition, we subject our reinsurance recoverables to detailed recoverability tests, including a segment based analysis using the average default rating percentage by S&P rating, which assists us in assessing the sufficiency of the existing allowance. Additionally, we perform an in-depth reinsurer financial condition analysis prior to the renewal of our reinsurance placements.

Our policy is to charge to earnings, in the form of an allowance, an estimate of unrecoverable amounts from reinsurers. This allowance is reviewed on an ongoing basis to ensure that the amount makes a reasonable provision for reinsurance balances that we may be unable to recover. Once regulatory action (such as receivership, finding of insolvency, order of conservation, order of liquidation, etc.) is taken against a reinsurer, the paid and unpaid recoverable for the reinsurer are specifically identified and written off through the use of our allowance for estimated unrecoverable amounts from reinsurers. When we write-off such a balance, it is done in full. We then re-evaluate the remaining allowance and determine whether the balance is sufficient as detailed above and if needed, an additional allowance is recognized and income charged. The amounts of allowances for uncollectible amounts on paid and unpaid recoverables were $13.7 million and $14.8 million, respectively, at December 31, 2011. At December 31, 2010, the amounts were $14.1 million and $15.1 million, respectively. We have no receivables with a due date that extends beyond one year that are not included in our allowance for uncollectible amounts, other than the receivable related to our crop reinsurance program. The amount receivable under our crop reinsurance business, which represents $31.3 million of our total premiums and reinsurance balances receivable at December 31, 2011, is not contractually due until the final settlement of the 2011 crop year which will occur during the second quarter of 2012.

HISTORICAL LOSS AND LAE DEVELOPMENT	12 Months Ended
Dec. 31, 2011
HISTORICAL LOSS AND LAE DEVELOPMENT
HISTORICAL LOSS AND LAE DEVELOPMENT

6. HISTORICAL LOSS AND LAE DEVELOPMENT

The table which follows is a reconciliation of our unpaid losses and settlement expenses (LAE) for the years 2011, 2010 and 2009.

(in thousands)	2011	2010	2009
Unpaid losses and LAE at beginning of year:
Gross	$1,173,943	$1,146,460	$1,159,311
Ceded	(354,163)	(336,392)	(350,284)
Net	$819,780	$810,068	$809,027
Unpaid losses and LAE:
CBIC - Acquisition Date:
April 28, 2011
Gross	$72,387	$—	$—
Ceded	(18,881)	—	—
Net	$53,506	$—	$—
Increase (decrease) in incurred losses and LAE:
Current accident year	$310,145	$284,575	$269,965
Prior accident years	(110,061)	(83,243)	(66,577)
Total incurred	$200,084	$201,332	$203,388
Loss and LAE payments for claims incurred:
Current accident year	$(89,924)	$(43,945)	$(41,890)
Prior accident year	(186,537)	(147,675)	(160,457)
Total paid	$(276,461)	$(191,620)	$(202,347)
Net unpaid losses and LAE at end of year	$796,909	$819,780	$810,068
Unpaid losses and LAE at end of year:
Gross	$1,150,714	$1,173,943	$1,146,460
Ceded	(353,805)	(354,163)	(336,392)
Net	$796,909	$819,780	$810,068

The differences from our initial reserve estimates emerged as changes in our ultimate loss estimates as we updated those estimates through our reserve analysis process. The recognition of the changes in initial reserve estimates occurred over time as claims were reported, initial case reserves were established, initial reserves were reviewed in light of additional information and ultimate payments were made on the collective set of claims incurred as of that evaluation date. The new information on the ultimate settlement value of claims is continually updated until all claims in a defined set are settled. As a small specialty insurer with a diversified product portfolio, our experience will ordinarily exhibit fluctuations from period to period. While we attempt to identify and react to systematic changes in the loss environment, we also must consider the volume of experience directly available to us and interpret any particular period’s indications with a realistic technical understanding of the reliability of those observations.

The table below summarizes our prior accident years’ loss reserve development by segment for 2011, 2010 and 2009:

(FAVORABLE)/UNFAVORABLE RESERVE DEVELOPMENT BY SEGMENT

(in thousands)	2011	2010	2009
Casualty	$(83,892)	$(64,602)	$(65,523)
Property	(18,453)	(8,271)	3,434
Surety	(7,716)	(10,370)	(4,488)
Total	$(110,061)	$(83,243)	$(66,577)

A discussion of significant components of reserve development for the three most recent calendar years follows:

2011. During 2011, all of our segments experienced favorable emergence from prior years’ reserve estimates. From the casualty segment there was $83.9 million of favorable development coming mostly from accident years 2006 through 2009. Again this year, the expected loss ratios initially used to establish carried reserves for these accident years proved to be higher than required. This resulted in loss emergence significantly lower than expected. This was predominantly caused by favorable frequency and severity trends that continued to be considerably less than our long-term expectations. In addition, we believe this to be the result of our underwriters’ risk selection which has mostly offset price declines and loss cost inflation. Nearly all of our casualty products contributed to the favorable development, but this was particularly true for our general liability product. It was by far the largest contributor at $37.3 million and was driven primarily by the construction classes. Other significant favorable development came from our commercial umbrella, personal umbrella and transportation products in amounts of $15.1 million, $7.7 million and $6.9 million, respectively. In addition, our program business, much of which is in runoff, was responsible for $6.2 million of the total. Unfavorable development came from the asbestos and environmental exposures associated with business assumed in the 1970’s and 1980’s which totaled $1.5 million.

The property segment experienced $18.5 million of favorable development in 2011. Of this amount, $8.5 million came from the marine product in accident years 2008 through 2010. The longer-tailed hull, protection & indemnity and liability coverages were responsible for most of the total. The difference in conditions product was also a contributor in 2011 with $7.0 million of favorable development that was primarily the result of the favorable final resolution of a claim arising from the 1994 Northridge earthquake. Other products having favorable development were assumed crop, assumed facultative reinsurance and homeowners.

The surety segment contributed $7.7 million of favorable emergence in 2011. Accident years 2010 and 2009 were responsible for the majority of that development. The biggest contributors by product were contract, energy and commercial with favorable development of $3.9 million, $2.2 million and $2.0 million, respectively. We have been monitoring these products for the last few years for signs of adverse experience caused by the economic environment. In prior years we had not seen much evidence of stress on our customers, however, this began to change somewhat in 2011, particularly with respect to contract surety. This did not significantly affect development on prior accident years but did affect loss estimates for the current accident year.

2010. During 2010, we experienced favorable loss emergence from prior years’ reserve estimates across all of our segments. For our casualty segment, we experienced $64.6 million of favorable development, predominantly from the accident years 2006 through 2008. In retrospect, the expected loss ratios initially used to establish carried reserves for these accident years proved to be higher than required, which resulted in loss emergence significantly lower than expected. This was predominantly caused by favorable frequency and severity trends that continued to be considerably less than we expect over the long term. This was particularly true for our personal umbrella, transportation and executive products which experienced favorable loss development of $17.7 million, $11.6 million and $9.1 million, respectively. We also saw favorable loss emergence across most of our other casualty business including our commercial umbrella, program and general liability products. The experience on program business was a reversal compared to our experience in recent years. The contribution from general liability was much smaller than in previous years because of adverse experience on owner, landlord and tenant (non-construction) classes. This affected development on accident year 2009 in particular. In addition, we realized favorable development from some runoff casualty business including environmental and asbestos exposures. This was enhanced by successful reinsurance recovery efforts.

Our property segment realized $8.3 million of favorable loss development in 2010. Most of the development came from accident years 2009 and 2008. Marine business was the primary driver of the favorable development accounting for $4.6 million. The corrective actions taken in 2009 had a positive impact on 2010 results, particularly in the hull, protection & indemnity and marine liability products. Nearly every other property product experienced favorable development with the difference in conditions, assumed facultative reinsurance and runoff construction products having the most favorable results.

The surety segment experienced $10.4 million of favorable emergence in 2010. Accident year 2009 produced nearly all of the favorable development. The contract and commercial surety products were responsible for the majority of the favorable development, contributing $5.4 million and $3.7 million, respectively. We have been monitoring these products closely for signs of adverse experience caused by the condition of the economy over the last few years. To date, the impact has been much less than we thought likely and this is largely responsible for the favorable development.

2009. During 2009, we experienced favorable loss emergence from prior years’ reserve estimates across our casualty and surety segments, which were partially offset by unfavorable loss emergence in our property segment. For our casualty segment, we experienced $65.5 million of favorable development, predominantly from the accident years 2003 through 2008. In retrospect, the expected loss ratios initially used to set booked reserves for these accident years proved to be conservative, which resulted in loss emergence significantly lower than expected. This was predominantly caused by favorable frequency and severity trends that were considerably less than we would expect over the long term. This was particularly true for our general liability, personal umbrella and transportation products, which experienced favorable loss development of $38.2 million, $11.2 million and $10.1 million, respectively. The construction class was the largest contributor to the favorable emergence in the general liability product. We also saw favorable loss emergence across almost all of our other casualty products including our commercial umbrella products and executive products group. Offsetting this favorable trend, our program business experienced $4.5 million of unfavorable prior years’ loss development during the year, almost all in the 2008 accident year. We re-underwrote and downsized this product offering during 2009. We also realized $5.2 million of unfavorable development from some runoff casualty business from accident year 1987 related to environmental and asbestos exposures and the resulting changes in collectibility estimates.

Our property segment realized $3.4 million of unfavorable loss development in 2009. Most of this emergence was in accident years 2007 and 2008 and the direct result of the longer-tailed coverage within our marine business. We entered the marine business in 2005 and it had grown steadily until the first half of 2009. We had relied extensively on external loss development patterns to that point. Our losses have developed much more slowly than would be expected particularly in the hull, protection & indemnity and marine liability lines. As a result, we booked $11.4 million of adverse development on prior years’ reserves. We took underwriting action in 2009, exiting certain heavy commercial segments of the book and reorganizing the business. Offsetting the marine development was favorable development on catastrophes including $4.2 million from the 2008 hurricanes and Midwest food. We also observed favorable loss emergence in our fire and runoff construction businesses.

Our surety segment experienced $4.5 million of favorable emergence in 2009. Almost all of the favorable emergence was from the 2008 accident year. Very little observed loss severity in the commercial surety product resulted in $1.5 million of favorable emergence. Continued improvement in our contract surety loss ratio, resulting from past re-underwriting of the business, led to $3.4 million of favorable loss reserve development. We continue to watch these products closely as they can be significantly impacted by economic downturns. However, there has been no impact to loss frequency or severity up to this point.

ENVIRONMENTAL, ASBESTOS AND MASS TORT EXPOSURES

We are subject to environmental site cleanup, asbestos removal and mass tort claims and exposures through our commercial umbrella, general liability and discontinued assumed casualty reinsurance lines of business. The majority of the exposure is in the excess layers of our commercial umbrella and assumed reinsurance books of business.

The following table represents paid and unpaid environmental, asbestos and mass tort claims data (including incurred but not reported losses) as of December 31, 2011, 2010 and 2009:

(in thousands)	2011	2010	2009
LOSS AND LAE PAYMENTS (CUMULATIVE)
Gross	$91,079	$86,453	$75,544
Ceded	(48,039)	(43,015)	(41,639)
Net	$43,040	$43,438	$33,905
UNPAID LOSSES AND LAE AT END OF YEAR
Gross	$66,429	$72,243	$68,198
Ceded	(31,633)	(36,895)	(20,142)
Net	$34,796	$35,348	$48,056

Our environmental, asbestos and mass tort exposure is limited, relative to other insurers, as a result of entering the affected liability lines after the insurance industry had already recognized environmental and asbestos exposure as a problem and adopted appropriate coverage exclusions.

Calendar year 2011 was a quiet year in aggregate, with small decreases in both gross and net inception-to-date incurred losses. However, there was unfavorable activity in our discontinued assumed reinsurance book, for which incurred losses increased by $2.8 million gross and $2.9 million net. The adverse development was driven by two asbestos claims and one mass tort claim. This was more than offset by favorable development on our direct book.

The decrease in net payments was driven by mass tort claim activity from the 1980’s associated with Underwriter’s Indemnity Company (UIC), which we purchased in 1999. Due to the age of this book and insolvencies of some reinsurers, collectability of reinsurance is often challenging. In 2011, we were able to collect a significant amount of reinsurance associated with a claim that we had settled in 2010. This caused our total net payments for the year to be negative.

During 2010, we experienced elevated payment activity relative to previous years on both a direct and net basis. Most of this activity was driven by mass tort claim activity from the 1980’s associated with UIC. The most significant claims from this book were settled in 2010. We recorded $3.9 million direct and $0.7 million net of incurred losses on these claims in 2010. The resulting payment served to decrease ending reserves. Additionally, there were significant payments associated with our assumed run-off book of reinsurance. Four asbestos claims had payments totaling $1.5 million gross and $1.2 million net. The significant increase in ceded reserves in 2010 was largely due to adjustments for a 2007 marine liability claim, as well as the UIC mass tort claims.

While our environmental exposure is limited, the ultimate liability for this exposure is difficult to assess because of the extensive and complicated litigation involved in the settlement of claims and evolving legislation on such issues as joint and several liability, retroactive liability and standards of cleanup. Additionally, we participate primarily in the excess layers of coverage, where accurate estimates of ultimate loss are more difficult to derive than for primary coverage.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

7. INCOME TAXES

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are summarized as follows:

(in thousands)	2011	2010
Deferred tax assets:
Tax discounting of claim reserves	$26,781	$30,541
Unearned premium offset	19,575	16,723
Deferred compensation	8,746	5,496
Stock option expense	3,954	3,577
NOL carryforward	5,486	—
Other	298	264
Deferred tax assets before allowance	64,840	56,601
Less valuation allowance	—	—
Total deferred tax assets	$64,840	$56,601
Deferred tax liabilities:
Net unrealized appreciation of securities	$63,274	$51,544
Deferred policy acquisition costs	18,236	14,084
Book/tax depreciation	2,122	1,359
Intangible assets from CBIC acquisition	4,869	—
Undistributed earnings of unconsolidated investee	13,016	11,380
Other	1,190	196
Total deferred tax liabilities	102,707	78,563
Net deferred tax liability	$(37,867)	$(21,962)

Income tax expense attributable to income from operations for the years ended December 31, 2011, 2010 and 2009, differed from the amounts computed by applying the U.S. federal tax rate of 35 percent to pretax income from continuing operations as demonstrated in the following table:

(in thousands)	2011	2010	2009
Provision for income taxes at the statutory federal tax rates	$64,255	$62,883	$45,592
Increase (reduction) in taxes resulting from:
Dividends received deduction	(1,980)	(1,628)	(1,449)
ESOP dividends paid deduction	(3,367)	(4,358)	(563)
Tax-exempt interest income	(2,412)	(3,221)	(5,171)
Other items, net	492	(2,206)	(578)
Total	$56,988	$51,470	$37,831

Our effective tax rates were 31.0 percent, 28.6 percent and 29.0 percent for 2011, 2010 and 2009, respectively. Effective rates are dependent upon components of pretax earnings and the related tax effects. The effective rate for 2011 was higher than 2010, due to underwriting income being a greater proportion of overall pretax income. Reduced levels of tax-exempt income and dividends qualifying for preferential tax treatment, specifically as noted below from Maui Jim, also contributed to the increase in our effective tax rate.

Dividends paid to our Employee Stock Ownership Plan (ESOP) result in a tax deduction. Special dividends paid to the company’s ESOP in 2011 and 2010 resulted in tax benefits of $2.7 million and $3.6 million, respectively. These tax benefits reduced the effective tax rate for 2011 and 2010 by 1.5 percent and 2.0 percent, respectively.

Our net earnings include equity in earnings of unconsolidated investee, Maui Jim. This investee does not have a policy or pattern of paying dividends. As a result, we record a deferred tax liability on the earnings at the corporate capital gains rate of 35 percent. No dividends were received during 2011 or 2009 from our Maui Jim investment. In the fourth quarter 2010, we received a $7.9 million non-recurring dividend. In accordance with GAAP guidelines on income taxes, we recognized a $2.2 million tax benefit from applying the lower tax rate applicable to affiliated dividends (7 percent), as compared to the corporate capital gains rate on which the deferred tax liabilities were based. This benefit is included in the Other items, net caption in the previous table. Standing alone, the dividend resulted in a 1 percent reduction to the 2010 effective tax rate. We do not anticipate dividends in future periods as we expect to recover our investment through means other than receipt of dividends.

We recorded our deferred tax assets and liabilities using the statutory federal tax rate of 35 percent. We believe it is more-likely-than-not that all deferred tax assets will be recovered based upon the carry back availability and the likelihood that future operations will generate sufficient taxable income to realize the deferred tax assets. In addition, we believe when these deferred items reverse in future years, our taxable income will be taxed at an effective rate of 35 percent.

In 2011, a $5.5 million deferred tax asset was recorded for the net operating loss (NOL) carryforward stemming from the CBIC acquisition. This NOL was primarily the result of certain transaction-related items, including employee bonuses that were incurred by CBIC in conjunction with the sale. A short period tax return for CBIC will be filed for the pre-acquisition period in 2011, creating an NOL. The NOL will be carried back to the two previous tax years (2010 and 2009) to recover the taxes paid. The remaining NOL will be carried forward to future tax years. Due to our consistent history of taxable income, we anticipate future taxable income to cover the NOL available from the CBIC acquisition.

Effective for tax years beginning in 2011, Illinois raised the state income tax rate applicable to corporations. Since the majority of our income arises from insurance operations which are subject to premium taxes, the higher rate had minimal impact on our state income tax liability and our overall effective rate.

Federal and state income taxes paid in 2011, 2010 and 2009, amounted to $50.5 million, $52.0 million and $30.8 million, respectively.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

8. EMPLOYEE BENEFITS

EMPLOYEE STOCK OWNERSHIP, 401(K) AND BONUS AND INCENTIVE PLANS

We maintain ESOP, 401(k) and bonus and incentive plans covering executives, managers and associates. At the board’s discretion, funding of these plans is primarily dependent upon reaching predetermined levels of operating return on equity, combined ratio and Market Value Potential (MVP). MVP is a compensation model that measures comprehensive earnings against a minimum required return on our capital. Bonuses are earned as we generate earnings in excess of this required return. While some management incentive plans may be affected somewhat by other performance factors, the larger influence of corporate performance ensures that the interests of our executives, managers and associates correspond with those of our shareholders.

Our 401(k) plan allows voluntary contributions by employees and permits ESOP diversification transfers for employees meeting certain age or service requirements. We provide a basic 401(k) contribution of 3 percent of eligible compensation. Participants are 100 percent vested in both voluntary and basic contributions. Additionally, an annual discretionary profit-sharing contribution may be made to the ESOP and 401(k), subject to the achievement of certain overall financial goals. Profit-sharing contributions vest after three years of service.

Our ESOP and 401(k) cover all employees meeting eligibility requirements. Employees added in the CBIC acquisition met the eligibility requirements in 2011. ESOP and 401(k) profit-sharing contributions are determined annually by our board of directors and are expensed in the year earned. ESOP and 401(k)-related expenses (basic and profit-sharing) were $10.6 million, $8.3 million and $8.7 million, for 2011, 2010 and 2009, respectively.

During 2011, the ESOP purchased 89,783 shares of RLI stock on the open market at an average price of $57.64 ($5.2 million) relating to the contribution for plan year 2010. Shares held by the ESOP as of December 31, 2011, totaled 1,608,935 and are treated as outstanding in computing our earnings per share. During 2010, the ESOP purchased 113,006 shares of RLI stock on the open market at an average price of $51.10 ($5.8 million) relating to the contribution for plan year 2009. During 2009, the ESOP purchased 103,357 shares of RLI treasury stock at an average price of $55.60 ($5.7 million) relating to the contribution for plan year 2008.

Annual bonuses are awarded to executives, managers and associates through our incentive plans, provided certain financial and operational goals are met. Annual expenses for these incentive plans totaled $17.4 million, $16.0 million and $15.5 million for 2011, 2010 and 2009, respectively.

DEFERRED COMPENSATION

We maintain rabbi trusts for deferred compensation plans for directors, key employees and executive officers through which our shares are purchased. GAAP guidelines prescribe an accounting treatment whereby the employer stock in the plan is classified and accounted for as equity, in a manner consistent with the accounting for treasury stock.

In 2011, the trusts purchased 9,781 shares of our common stock on the open market at an average price of $59.49 ($0.6 million). In 2010, the trusts purchased 5,518 shares of our common stock on the open market at an average price of $55.46 ($0.3 million). In 2009, the trusts purchased 13,580 shares of our common stock on the open market at an average price of $51.96 ($0.7 million). At December 31, 2011, the trusts’ assets were valued at $23.7 million.

STOCK OPTIONS AND STOCK PLANS

Our shareholder-approved RLI Corp. Omnibus Stock Plan (omnibus plan) was in place from 2005 to 2010. The omnibus plan provided for grants of up to 1,500,000 shares (subject to adjustment for changes in our capitalization). Since 2005, we have granted 1,228,139 stock options under this plan, including incentive stock options (ISOs) which were adjusted as part of the special dividends in 2011 and 2010.

During the second quarter of 2010, our shareholders approved the RLI Corp. Long-Term Incentive Plan (LTIP), which replaced the omnibus plan. In conjunction with the adoption of the LTIP, effective May 6, 2010, options will no longer be granted under the omnibus plan. Awards under the LTIP may be in the form of restricted stock, stock options (nonqualified only), stock appreciation rights, performance units, as well as other stock-based awards. Eligibility under the LTIP is limited to employees or directors of the company or any affiliate. The granting of awards under the LTIP is solely at the discretion of the executive resources committee of the board of directors. The total number of shares of common stock available for distribution under the LTIP may not exceed 2,000,000 shares (subject to adjustment for changes in our capitalization). Since 2010, we have granted 505,000 stock options under the LTIP, including 297,950 in 2011.

Under the LTIP, as under the omnibus plan, we grant stock options for shares with an exercise price equal to the fair market value of the shares at the date of grant. Options generally vest and become exercisable ratably over a five-year period. Beginning with the annual grant in May 2009, options granted under both plans have an eight-year life. Prior to that grant, options were granted with a 10-year life. The related compensation expense is recognized over the requisite service period.

In most instances, the requisite service period and vesting period will be the same. For participants who are retirement eligible, defined by the plan as those individuals whose age and years of service equals 75, the requisite service period is deemed to be met and options are immediately expensed on the date of grant. For participants who will become retirement eligible during the vesting period, the requisite service period over which expense is recognized is the period between the grant date and the attainment of retirement eligibility. Shares issued upon option exercise are newly issued shares.

On November 17, 2011, the board of directors declared a $5.00 per share special cash dividend to be paid on December 20, 2011, to shareholders of record at the close of business on November 30, 2011. To preserve the intrinsic value for option holders, the board also approved, pursuant to the terms of our various stock option plans, a proportional adjustment to both the exercise price and the number of shares covered by each award for all outstanding ISOs and an adjustment to the exercise price (equivalent to the special dividend) for all outstanding non-qualified options. The majority (98 percent) of outstanding options at the time of the adjustment were non-qualified. These adjustments did not result in any incremental compensation expense as the aggregate fair value, aggregate intrinsic value and the ratio of the exercise price to the market price are approximately equal immediately before and after the adjustment. Similarly, on December 1, 2010, the board of directors declared a $7.00 per share special cash dividend to be paid on December 29, 2010, to shareholders of record at the close of business on December 16, 2010. The adjustments made for the 2011 dividend were also made for the 2010 dividend and did not result in any incremental compensation expense.

The following tables summarize option activity in 2011, 2010 and 2009:

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2011	1,524,982	$41.32
Options granted	297,950	$55.03
Special dividend*	1,541	$32.16
Options exercised	(515,317)	$34.61		$12,764
Options cancelled/forfeited	(28,290)	$41.64
Outstanding options at December 31, 2011	1,280,866	$43.23	5.62	$37,949
Exercisable options at December 31, 2011	603,936	$39.80	4.54	$19,965

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2010	1,583,803	$44.73
Options granted	223,150	$49.07
Special dividend*	5,398	$34.25
Options exercised	(244,505)	$28.95		$6,467
Options cancelled/forfeited	(42,864)	$40.15
Outstanding options at December 31, 2010	1,524,982	$41.32	5.79	$17,161
Exercisable options at December 31, 2010	833,331	$37.96	4.86	$12,176

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2009	1,429,128	$43.35
Options granted	261,000	$47.97
Options exercised	(82,415)	$28.87		$1,961
Options cancelled/forfeited	(23,910)	$51.82
Outstanding options at December 31, 2009	1,583,803	$44.73	5.99	$13,487
Exercisable options at December 31, 2009	906,172	$40.17	4.78	$11,850

*An adjustment was made to the exercise price and number of ISO options outstanding for the special cash dividends paid during December 2011 and 2010. “Special dividend” represents the incremental options issued as a result of this adjustment.

The majority of our options are granted annually at our regular board meeting in May. In 2011, 297,950 options were granted with an average exercise price of $55.03 and an average fair value of $12.91. Of these grants, 201,000 were granted at the board meeting in May with a calculated fair value of $12.92. We recognized $3.5 million of expense during 2011 related to options vesting. Since options granted under our plan are non-qualified, we recorded a tax benefit of $1.2 million related to this compensation expense. Total unrecognized compensation expense relating to outstanding and unvested options was $3.6 million, which will be recognized over the remainder of the vesting period.

In 2010, 223,150 options were granted with an average exercise price of $49.07 and an average fair value of $13.20. Of these grants, 167,150 were granted at the board meeting in May with a calculated fair value of $13.42. We recognized $3.1 million of expense during 2010 related to options vesting. Since options granted under our plan are non-qualified, we recorded a tax benefit of $1.1 million related to this compensation expense. Total unrecognized compensation expense relating to outstanding and unvested options was $3.7 million, which will be recognized over the remainder of the vesting period.

In 2009, 261,000 options were granted with an average exercise price of $47.97 and an average fair value of $11.40. Of these grants, 211,050 were granted at the board meeting in May with a calculated fair value of $10.82. We recognized $2.9 million of expense during 2009 related to options vesting. Since options granted under our plan are non-qualified, we recorded a tax benefit of $1.0 million related to this compensation expense. Total unrecognized compensation expense relating to outstanding and unvested options was $4.1 million, which will be recognized over the remainder of the vesting period.

The fair value of options were estimated using a Black-Scholes based option pricing model with the following weighted-average grant-date assumptions and weighted average fair values as of December 31:

	2011	2010	2009
Weighted-average fair value of grants	$12.91	$13.20	$11.40
Risk-free interest rates	2.06%	2.58%	2.10%
Dividend yield	1.89%	1.74%	1.61%
Expected volatility	25.68%	25.91%	26.19%
Expected option life	5.54 years	5.61 years	5.73 years

The risk-free rate is determined based on U.S. treasury yields that most closely approximate the option’s expected life. The dividend yield is calculated based on the average annualized dividends paid during the most recent five-year period. It excludes the special dividend paid in 2010. The expected volatility is calculated based on the mean reversion of RLI’s stock. Prior to the second quarter of 2009, it was calculated by computing the weighted average of the most recent one-year volatility, the most recent volatility based on expected life and the median of the rolling volatilities based on the expected life of RLI stock. The expected option life is determined based on historical exercise behavior and the assumption that all outstanding options will be exercised at the midpoint of the current date and remaining contractual term, adjusted for the demographics of the current year’s grant.

Prior to 2011, directors participated in the Non-Employee Directors’ Stock Plan under which directors could receive awards of company stock. All stock awards to outside directors in 2009 were made under the omnibus plan, and the 2010 and 2011 awards were made under the LTIP. The company terminated such plan and thus no further stock will be awarded under the plan.

Total shares awarded to outside directors under the plans (LTIP in 2011, both the LTIP and omnibus plan in 2010 and omnibus plan in 2009) were 1,541 in 2011, 2,474 in 2010 and 4,852 in 2009. Shares were awarded at an average share price of $54.95 in 2011, $55.20 in 2010 and $51.83 in 2009. We recognized $84,676 of expense relating to awards in 2011, compared to $0.1 million in 2010 and $0.3 million in 2009.

POST-RETIREMENT BENEFITS OTHER THAN PENSION

In 2002, we began offering certain eligible employees post-employment medical coverage. Under our plan, employees who retire at age 55 or older with 20 or more years of company service may continue medical coverage under our health plan. Former employees who elect continuation of coverage pay the full COBRA (Consolidated Omnibus Budget Reconciliation Act of 1985) rate and coverage terminates upon reaching age 65. We expect a relatively small number of employees will use this benefit and thus expect any corresponding liability will be immaterial. The COBRA rate established for participating employees has historically covered the cost of providing this coverage.

STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS	12 Months Ended
Dec. 31, 2011
STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS
STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS

9. STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS

Our insurance subsidiaries maintain their accounts in conformity with accounting practices prescribed or permitted by state insurance regulatory authorities that vary in certain respects from GAAP. In converting from statutory to GAAP, typical adjustments include deferral of policy acquisition costs, the inclusion of statutory nonadmitted assets and the inclusion of net unrealized holding gains or losses in shareholders’ equity relating to fixed maturities.

Year-end statutory surplus presented in the table below includes $14.7 million of RLI stock (cost basis of $64.6 million) held by Mt. Hawley Insurance Company. The Securities Valuation Office provides specific guidance for valuing this investment, which is eliminated in our consolidated financial statements.

The following table includes selected information for our insurance subsidiaries for the year ending and as of December 31:

(in thousands)	2011		2010	2009
Consolidated net income, statutory basis	$118,922	*	$143,091	$116,332
Consolidated surplus, statutory basis	$710,186		$732,379	$784,161

*Includes statutory net income of CBIC for the 12-month period ended December 31, 2011.

Dividend payments to us from our principal insurance subsidiary are restricted by state insurance laws as to the amount that may be paid without prior approval of the regulatory authorities of Illinois. The maximum dividend distribution in a rolling 12-month period is limited by Illinois law to the greater of 10 percent of RLI Insurance Company (RLI Ins.) policyholder surplus as of December 31 of the preceding year or the net income of RLI Ins. for the 12-month period ending December 31 of the preceding year. Stand-alone net income for RLI Ins. was $139.0 million for 2011, while stand-alone policyholder surplus was $710.2 million. Based on the calculation of this limitation, the maximum dividend distribution that can be paid by RLI Ins. for any rolling 12-month period ending during 2012, without prior approval, would be $139.0 million, which represents RLI Ins.’s net income for 2011. The 12-month rolling dividend limitation in 2011, based on the above criteria, was $129.3 million (or RLI Ins.’s 2010 net income). In 2011, total cash dividends of $150.0 million were paid by RLI Ins., $25.0 million in June 2011 and $125.0 million in December 2011. The entire $150.0 million was paid as an extraordinary dividend after seeking and receiving approval from the Illinois regulatory authorities in June and October, respectively. In 2010, total cash dividends of $208.0 million were paid by RLI Ins., $150.0 million of which was paid on December 29, 2010. Thus, any dividend paid by RLI Ins. through December 29, 2011 would exceed the 12-month rolling dividend limitation. Again in 2012, due to the 12-month rolling dividend limitation and the large affiliate dividend paid in December 2011, RLI Ins. will be limited in amounts it can pay in dividends without seeking approval from Illinois regulatory authorities. The extraordinary dividend paid to RLI Corp. in December 2011 was used to support the special dividend paid to shareholders on December 20, 2011. The balance of the 2011 dividends paid to RLI Corp. were to provide additional capital for the share repurchase plan, regular quarterly shareholder dividends, interest on senior notes and general corporate expenses.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

10. COMMITMENTS AND CONTINGENT LIABILITIES

We are party to numerous claims, losses and litigation matters that arise in the normal course of our business. Many of such claims, losses or litigation matters involve claims under policies that we underwrite as an insurer. We believe that the resolution of these claims and losses will not have a material adverse effect on our financial condition, results of operations or cash flows. We are also involved in various other legal proceedings and litigation unrelated to our insurance business that arise in the ordinary course of business operations. Management believes that any liabilities that may arise as a result of these legal matters will not have a material adverse effect on our financial condition or results of operations.

We have operating lease obligations for regional office facilities. These leases expire in various years through 2019. Expense associated with these leases totaled $5.0 million in 2011, $4.2 million in 2010 and $4.1 million in 2009. Minimum future rental payments under non-cancellable leases are as follows:

(in thousands)
2012	$4,328
2013	3,348
2014	3,361
2015	2,581
2016	1,647
2017-2019	1,694
Total minimum future rental payments	$16,959

OPERATING SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
OPERATING SEGMENT INFORMATION
OPERATING SEGMENT INFORMATION

11. OPERATING SEGMENT INFORMATION

The following table summarizes our segment data based on the internal structure and reporting of information as it is used by management. The segments of our insurance operations include casualty, property and surety.

The casualty portion of our business consists largely of general liability, personal umbrella, transportation, executive products, commercial umbrella, multi-peril program and package business and other specialty coverages, such as our professional liability for design professionals. We also offer fidelity and crime coverage for commercial insureds and select financial institutions. The casualty business is subject to the risk of estimating losses and related loss reserves because the ultimate settlement of a casualty claim may take several years to fully develop. The casualty segment is also subject to inflation risk and may be affected by evolving legislation and court decisions that define the extent of coverage and the amount of compensation due for injuries or losses.

Our property segment is comprised primarily of commercial fire, earthquake, difference in conditions, marine, facultative and treaty reinsurance, including crop, and select personal lines policies, including pet insurance and homeowners coverage in the state of Hawaii. Property insurance and reinsurance results are subject to the variability introduced by perils such as earthquakes, fires and hurricanes. Our major catastrophe exposure is to losses caused by earthquakes, primarily on the West Coast. Our second largest catastrophe exposure is to losses caused by hurricanes to commercial properties throughout the Gulf and East Coast, as well as to homes we insure in Hawaii. We limit our net aggregate exposure to a catastrophic event by minimizing the total policy limits written in a particular region, purchasing reinsurance and through extensive use of computer-assisted modeling techniques. These techniques provide estimates that help us carefully manage the concentration of risks exposed to catastrophic events. Our assumed multi-peril crop and hail treaty reinsurance business covers revenue shortfalls or production losses due to natural causes such as drought, excessive moisture, hail, wind, frost, insects and disease. Significant aggregation of these losses is mitigated by the Federal Government reinsurance program that provides stop loss protection inuring to our benefit.

The surety segment specializes in writing small-to-large commercial and contract surety coverages, as well as those for the energy, petrochemical and refining industries. We offer miscellaneous bonds, including license and permit, notary and court bonds. Often, our surety coverages involve a statutory requirement for bonds. While these bonds maintained a relatively low loss ratio, losses may fluctuate due to adverse economic conditions affecting the financial viability of our insureds. The contract surety product guarantees the construction work of a commercial contractor for a specific project. Generally, losses occur due to adverse economic conditions causing the deterioration of a contractor’s financial condition. This line has historically produced marginally higher loss ratios than other surety lines during economic downturns.

Net investment income is the by-product of the interest and dividend income streams from our investments in fixed income and equity securities. Interest and general corporate expenses include the cost of debt and other director and shareholder relations costs incurred for the benefit of the corporation, but not attributable to the operations of our insurance segments. Investee earnings represent our share in Maui Jim earnings. We own approximately 40 percent of Maui Jim, which operates in the sunglass and optical goods industries; Maui Jim is privately held.

The following tables provide financial data used by management. The net earnings of each segment are before taxes, and include revenues (if applicable), direct product or segment costs (such as commissions, claims costs, etc.), as well as allocated support costs from various support departments. While depreciation and amortization charges have been included in these measures via our expense allocation system, the related assets are not allocated for management use and, therefore, are not included in this schedule.

REVENUES

(in thousands)	2011	2010	2009
Casualty	$236,198	$232,047	$265,957
Property	203,660	181,645	155,303
Surety	98,594	79,690	70,701
Segment totals before income taxes	$538,452	$493,382	$491,961
Net investment income	63,681	66,799	67,346
Net realized gains (losses)	17,036	23,243	(12,755)
Total	$619,169	$583,424	$546,552

INSURANCE EXPENSES

(in thousands)	2011	2010	2009
Loss and settlement expenses:
Casualty	$85,091	$114,861	$123,366
Property	101,969	82,463	68,606
Surety	13,024	4,008	11,416
Segment totals before income taxes	$200,084	$201,332	$203,388
Policy acquisition costs:
Casualty	$67,495	$59,628	$69,956
Property	57,878	52,847	51,958
Surety	58,495	44,419	42,281
Segment totals before income taxes	$183,868	$156,894	$164,195
Other insurance expenses:
Casualty	$22,215	$20,474	$21,934
Property	13,481	12,042	11,550
Surety	8,616	6,068	6,284
Segment totals before income taxes	$44,312	$38,584	$39,768
Total	$428,264	$396,810	$407,351

NET EARNINGS (LOSSES)

(in thousands)	2011	2010	2009
Casualty	$61,397	$37,084	$50,701
Property	30,332	34,293	23,189
Surety	18,459	25,195	10,720
Net underwriting income	$110,188	$96,572	$84,610
Net investment income	63,681	66,799	67,346
Realized gains (losses)	17,036	23,243	(12,755)
General corporate expense and interest on debt	(13,816)	(14,048)	(13,991)
Equity in earnings of unconsolidated investees	6,497	7,101	5,052
Total earnings before income taxes	$183,586	$179,667	$130,262
Income taxes	$56,988	$51,470	$37,831
Total	$126,598	$128,197	$92,431

The following table further summarizes net premiums earned by major product type within each segment:

	Year ended December 31,
(in thousands)	2011	2010	2009
CASUALTY
General liability	$85,020	$96,659	$115,439
Commercial and personal umbrella	63,020	61,370	62,388
Commercial transportation	34,106	40,262	42,185
P&C package business	16,379	—	—
Executive products	14,665	13,624	13,936
Professional services	13,151	6,202	2,487
Specialty programs	4,325	7,188	21,577
Other casualty	5,532	6,742	7,945
Total	$236,198	$232,047	$265,957
PROPERTY
Commercial property	$80,743	$80,471	$81,828
Marine	51,654	47,981	52,470
Crop reinsurance	34,935	27,082	—
Property reinsurance	19,925	14,664	9,402
Other property	16,403	11,447	11,603
Total	$203,660	$181,645	$155,303
SURETY
Miscellaneous	$34,837	$24,855	$23,406
Contract	24,354	18,970	14,129
Commercial	21,317	18,869	16,550
Oil and gas	18,086	16,996	16,616
Total	$98,594	$79,690	$70,701
Grand total	$538,452	$493,382	$491,961

        Effective January 2011, the fidelity division that was previously included in the surety segment was reclassified to the casualty segment. All comparative periods have been reclassified to reflect the change. This reclassification had a minimal effect on each segment and constituted a 2011 increase of $0.8 million in casualty revenue (with a corresponding decrease in surety revenue) and a $1.1 million 2011 decrease in net earnings for the casualty segment (with a corresponding increase for the surety segment). In addition, miscellaneous professional liability and cyber-liability coverages, which were previously included in our executive products group, were moved to our professional services group. Both of these groups are within our casualty segment.

UNAUDITED INTERIM FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
UNAUDITED INTERIM FINANCIAL INFORMATION
UNAUDITED INTERIM FINANCIAL INFORMATION

12. UNAUDITED INTERIM FINANCIAL INFORMATION

Selected quarterly information is as follows:

(in thousands, except per share data)	First	Second	Third	Fourth	Year
2011
Net premiums earned	$116,051	$130,826	$146,552	$145,023	$538,452
Net investment income	16,303	15,180	15,954	16,244	63,681
Net realized investment gains (losses)	4,472	10,050	(177)	2,691	17,036
Earnings before income taxes	40,821	67,730	34,907	40,128	183,586
Net earnings	27,706	44,992	23,969	29,931	126,598
Basic earnings per share(1)	$1.32	$2.13	$1.14	$1.42	$6.01
Diluted earnings per share(1)	$1.30	$2.11	$1.12	$1.39	$5.91
2010
Net premiums earned	$116,264	$121,758	$128,334	$127,026	$493,382
Net investment income	16,600	16,765	16,762	16,672	66,799
Net realized investment gains	6,463	4,291	4,527	7,962	23,243
Earnings before income taxes	36,272	51,081	41,433	50,881	179,667
Net earnings	25,177	34,248	28,244	40,528	128,197
Basic earnings per share(1)	$1.19	$1.63	$1.35	$1.93	$6.10
Diluted earnings per share(1)	$1.18	$1.61	$1.34	$1.91	$6.04

(1)	Since the weighted-average shares for the quarters are calculated independently of the weighted-average shares for the year, quarterly earnings per share may not total to annual earnings per share.

ACQUISITION	12 Months Ended
Dec. 31, 2011
ACQUISITION
ACQUISITION

13. ACQUISITION

On April 28, 2011, we closed on the purchase of CBIC through an acquisition of its holding company, Data and Staff Service Co., for $135.9 million in cash. Prior to the acquisition, CBIC was a privately held, Seattle-based insurance company specializing in surety bonds and related niche property and casualty insurance products. The company serves over 30,000 contractors and over 4,000 insurance agents and brokers nationwide. CBIC is a leading writer of contractor license bonds in the Northwest.

During the second quarter, we began our integration of CBIC operations and personnel into the normal operations of our company and our fair value analysis on CBIC’s opening balance sheet. The consolidated financial statements include CBIC’s results of operations from April 28, 2011 and its assets and liabilities as of December 31, 2011.

Goodwill of $20.4 million, representing the difference between the purchase consideration and the fair value of assets acquired less liabilities assumed, was recorded. In addition, $14.5 million of separately identifiable intangible assets resulting from the valuations of trade name, insurance licenses, acquired software and agency-related relationships have been recognized ($13.9 million net of related amortization). The valuation of insurance policies in force, including the value of business acquired (VOBA), was $10.8 million at acquisition. VOBA is included within deferred policy acquisition costs on our consolidated balance sheet. This asset is amortized as the corresponding unearned premium (UEP) acquired ($29.5 million) is earned as revenue. As of December 31, 2011, nearly 70 percent of the UEP acquired had been earned as revenue. As a result, a similar percentage of VOBA was amortized to expense. At December 31, 2011, $9.0 million of the UEP acquired remained, as does $3.2 million of VOBA. In accordance with GAAP, fair value accounting effects may be adjusted up to one year from the acquisition date upon finalization of the valuation process. However, we concluded our analysis in the fourth quarter of 2011.

During 2011, CBIC contributed $36.0 million of gross premiums written. Premium of $20.3 million impacted the casualty segment with the remaining $15.7 million going to the surety segment. CBIC contributed an underwriting loss of $5.4 million and net investment income of $2.2 million since acquisition.

Including the aforementioned intangibles and VOBA, various line items on the balance sheet were also impacted by the acquisition of CBIC. The acquisition added $255.8 million to total consolidated assets and $121.1 million to total consolidated liabilities at December 31, 2011.

SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2011
SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES

SCHEDULE I—SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS

IN RELATED PARTIES

December 31, 2011

Column A	Column B	Column C	Column D
(in thousands)			Amount at
			which shown in
Type of Investment	Cost (1)	Fair Value	the balance sheet
Fixed maturities:
Bonds:
Available-for-sale
U.S. Government	$15,721	$16,172	$16,172
U.S. Agencies	112,975	113,819	113,819
Non-U.S. Government & Agency	6,403	6,697	6,697
Mtge/ABS/CMO*	287,459	305,939	305,939
Corporates	439,079	467,100	467,100
States, political subdivisions, and revenues	224,091	236,590	236,590
Total available-for-sale	$1,085,728	$1,146,317	$1,146,317

Held-to-maturity
U.S. Government	$—	$—	$—
U.S. Agencies	243,571	244,656	243,571
Corporates	15,000	14,536	15,000
State, political subdivisions, and revenues	1,655	1,789	1,655
Total held-to-maturity	$260,226	$260,981	$260,226

Trading
U.S. Government	$—	$—	$—
U.S. Agencies	—	—	—
Mtge/ABS/CMO*	7	7	7
Corporates	—	—	—
States, political subdivisions, and revenues	—	—	—
Total trading	$7	$7	$7

Total fixed maturities	$1,345,961	$1,407,305	$1,406,550

Equity securities, available-for-sale
Common stock
Ind Misc & all other	$207,230	$314,331	$314,331
I Shares (Ind/misc)	62,170	74,358	74,358
Reits (Ind/misc)	0	0	0
Total equity securities	$269,400	$388,689	$388,689

Cash & short-term investments	$105,049	$105,049	$105,049

Total investments and cash	$1,720,410	$1,901,043	$1,900,288

*Mortgage-backed, asset-backed & collateralized mortgage obligations.

Note: See notes 1E and 2 of Notes to Consolidated Financial Statements, as attached in Exhibit 13.  See also the accompanying report of independent registered accounting firm on page 50 of this report.

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY)	12 Months Ended
Dec. 31, 2011
SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY)
SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY)

SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(PARENT COMPANY)

CONDENSED BALANCE SHEETS

December 31,

(in thousands, except share data)	2011	2010
ASSETS

Cash	$346	$26
Short-term investments, at cost which approximates fair value	11,217	1,019
Investments in subsidiaries, at equity value	820,633	809,335
Investments in unconsolidated investee, at equity value	49,968	43,358
Fixed income:
Available-for-sale, at fair value (amortized cost - $28,048 in 2011 and $30,921 in 2010)	27,547	30,035
Property and equipment, at cost, net of accumulated depreciation of $2,616 in 2011 and $2,381 in 2010	4,771	4,995
Income taxes receivable - current	2,968	—
Deferred debt costs	219	326
Other assets	482	499
Total assets	$918,151	$889,593

LIABILITIES AND SHAREHOLDERS’ EQUITY

Liabilities:
Accounts payable, affiliates	$6,684	$3,658
Income taxes payable—current	—	118
Income taxes payable—deferred	15,535	13,167
Bonds payable, long-term debt	100,000	100,000
Interest payable, long-term debt	2,727	2,727
Other liabilities	571	772
Total liabilities	$125,517	$120,442

Shareholders’ equity:
Common stock ($1 par value, authorized 100,000,000 shares, issued 32,627,244 shares in 2011 and 32,317,691 shares in 2010, and outstanding 21,162,137 shares in 2011 and 20,964,540 shares in 2010)	$32,627	$32,318
Paid in capital	227,788	215,066
Accumulated other comprehensive earnings, net of tax	117,325	95,992
Retained earnings	807,893	812,150
Deferred compensation	10,445	6,474
Treasury shares at cost (11,465,107 shares in 2011 and 11,353,151 shares in 2010)	(403,444)	(392,849)
Total shareholders’ equity	$792,634	$769,151
Total liabilities and shareholders’ equity	$918,151	$889,593

See Notes to Consolidated Financial Statements, as attached in Exhibit 13.  See also the accompanying report of independent registered accounting firm on page 50 of this report.

CONDENSED STATEMENTS OF EARNINGS AND COMPREHENSIVE EARNINGS

Years ended December 31,

(in thousands)	2011	2010	2009
Net investment income	$1,179	$675	$906
Net realized investment gains (losses)	42	(13)	166
Equity in earnings of unconsolidated investees	6,497	7,101	5,052
Selling, general and administrative expenses	(7,766)	(7,998)	(7,941)
Interest expense on debt	(6,050)	(6,050)	(6,050)
Loss before income taxes	(6,098)	(6,285)	(7,867)
Income tax benefit	(4,949)	(8,754)	(3,590)
Net earnings (loss) before equity in net earnings of subsidiaries	(1,149)	2,469	(4,277)
Equity in net earnings of subsidiaries	127,747	125,728	96,708
Net earnings	$126,598	$128,197	$92,431
Other comprehensive loss, net of tax Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period	$277	$(530)	$(70)
Less: reclassification adjustment for losses (gains) included in net earnings	(27)	8	(108)
Other comprehensive income (loss) - parent only	250	(522)	(178)
Equity in other comprehensive earnings of subsidiaries/investees	21,083	19,103	62,459
Other comprehensive earnings	21,333	18,581	62,281
Comprehensive earnings	$147,931	$146,778	$154,712

See Notes to Consolidated Financial Statements, as attached in Exhibit 13.  See also the accompanying report of independent registered accounting firm on page 50 of this report.

CONDENSED STATEMENTS OF CASH FLOWS

Years ended December 31,

(in thousands)	2011	2010	2009
Cash flows from operating activities
Earnings (loss) before equity in net earnings of subsidiaries	$(1,149)	$2,469	$(4,277)
Adjustments to reconcile net losses to net cash provided by (used in) operating activities:
Net realized investment gains	(42)	13	(166)
Depreciation	235	271	271
Other items, net	(104)	255	572
Change in:
Affiliate balances payable	3,026	(1,109)	1,803
Federal income taxes	3,330	1,730	1,511
Stock option excess tax benefit	(4,210)	(2,732)	(444)
Changes in investment in unconsolidated investees:
Undistributed earnings	(6,497)	(7,101)	(5,052)
Dividends received	—	7,920	—
Net cash provided by (used in) operating activities	$(5,411)	$1,716	$(5,782)
Cash flows from investing activities
Purchase of:
Fixed income, available-for-sale	$(29,621)	$(42,908)	$(28,536)
Short-term investments, net	(10,198)	—	(13,425)
Property and equipment	(11)	(6)	—
Sale of:
Fixed income, available-for-sale	8,125	—	7,531
Equity securities, available-for-sale	—	—	—
Short-term investments, net	—	15,072	—
Call or maturity of:
Fixed income, available-for-sale	24,400	27,930	33,750
Cash dividends received-subsidiaries	150,000	208,000	40,000
Net cash provided by (used in) investing activities	$142,695	$208,088	$39,320
Cash flows from financing activities
Stock option excess tax benefit	$4,210	$2,732	$444
Proceeds from stock option exercises	8,821	5,087	4,804
Treasury shares purchased	(6,624)	(23,858)	(19,251)
Treasury shares reissued	—	—	5,222
Cash dividends paid	(143,371)	(193,848)	(25,023)
Net cash used in financing activities	$(136,964)	$(209,887)	$(33,804)
Net (decrease) increase in cash	320	(83)	(266)
Cash at beginning of year	26	109	375
Cash at end of year	$346	$26	$109

Interest paid on outstanding debt for 2011, 2010 and 2009 amounted to $6.0 million.  See Notes to Consolidated Financial Statements, as attached in Exhibit 13.  See also the accompanying report of independent registered accounting firm on page 50 of this report.

SCHEDULE III-SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2011
SCHEDULE III-SUPPLEMENTARY INSURANCE INFORMATION
SCHEDULE III-SUPPLEMENTARY INSURANCE INFORMATION

SCHEDULE III--SUPPLEMENTARY INSURANCE INFORMATION

As of and for the years ended December 31, 2011, 2010 and 2009

					Incurred losses
	Deferred policy	Unpaid losses	Unearned	Net	and settlement
(in thousands)	acquisition	and settlement	premiums,	premiums	expenses
Segment	costs	expenses, gross	gross	earned	current year

Year ended December 31, 2011

Casualty segment	$18,507	$973,077	$171,768	$236,198	$168,983
Property segment	14,474	133,861	103,346	203,660	120,422
Surety segment	19,124	43,776	66,153	98,594	20,740

RLI Insurance Group	$52,105	$1,150,714	$341,267	$538,452	$310,145

Year ended December 31, 2010

Casualty segment	$13,439	$1,005,935	$157,249	$232,047	$179,463
Property segment	12,658	134,691	93,265	181,645	90,734
Surety segment	14,145	33,317	51,023	79,690	14,378

RLI Insurance Group	$40,242	$1,173,943	$301,537	$493,382	$284,575

Year ended December 31, 2009

Casualty segment	$14,240	$1,018,241	$170,513	$265,957	$188,889
Property segment	12,512	95,428	93,339	155,303	65,172
Surety segment	13,758	32,791	48,675	70,701	15,904

RLI Insurance Group	$40,510	$1,146,460	$312,527	$491,961	$269,965

NOTE 1: Investment income is not allocated to the segments, therefore net investment income has not been provided.

See the accompanying report of independent registered accounting firm on page 50 of this report.

As of and for the years ended December 31, 2011, 2010 and 2009

	Incurred
	losses and
	settlement	Policy	Other	Net
(in thousands)	expenses	acquisition	operating	premiums
Segment	prior year	costs	expenses	written

Year ended December 31, 2011

Casualty segment	$(83,892)	$67,495	$22,215	$238,611
Property segment	(18,453)	57,878	13,481	210,904
Surety segment	(7,716)	58,495	8,616	100,123

RLI Insurance Group	$(110,061)	$183,868	$44,312	$549,638

Year ended December 31, 2010

Casualty segment	$(64,602)	$59,628	$20,474	$223,253
Property segment	(8,271)	52,847	12,043	179,899
Surety segment	(10,370)	44,419	6,067	81,988

RLI Insurance Group	$(83,243)	$156,894	$38,584	$485,140

Year ended December 31, 2009

Casualty segment	$(65,523)	$69,956	$21,932	$242,463
Property segment	3,434	51,958	11,551	152,889
Surety segment	(4,488)	42,281	6,285	74,564

RLI Insurance Group	$(66,577)	$164,195	$39,768	$469,916

See the accompanying report of independent registered accounting firm on page 50 of this report.

SCHEDULE IV-REINSURANCE	12 Months Ended
Dec. 31, 2011
SCHEDULE IV-REINSURANCE
SCHEDULE IV-REINSURANCE

SCHEDULE IV--REINSURANCE

Years ended December 31, 2011, 2010 and 2009

					Percentage
		Ceded to	Assumed		of amount
(in thousands)	Direct	other	from other	Net	assumed
Segment	amount	companies	companies	amount	to net

2011

Casualty	$327,411	$91,991	$778	$236,198	0.3%
Property	194,946	56,356	65,070	$203,660	32.0%
Surety	103,606	6,148	1,136	$98,594	1.2%

RLI Insurance Group Premiums earned	$625,963	$154,495	$66,984	$538,452	12.4%

2010

Casualty	$325,707	$94,807	$1,147	$232,047	0.5%
Property	189,298	53,487	45,834	181,645	25.2%
Surety	84,664	5,630	656	79,690	0.8%

RLI Insurance Group Premiums earned	$599,669	$153,924	$47,637	$493,382	9.7%

2009

Casualty	$365,928	$101,334	$1,363	$265,957	0.5%
Property	199,019	54,578	10,862	155,303	7.0%
Surety	75,087	6,450	2,064	70,701	2.9%

RLI Insurance Group Premiums earned	$640,034	$162,362	$14,289	$491,961	2.9%

See the accompanying report of independent registered accounting firm on page 50 of this report.

SCHEDULE V-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
SCHEDULE V-VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE V-VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS

Years ended December 31, 2011, 2010 and 2009

	Balance	Amounts	Amounts	Balance
	at beginning	charged	recovered	at end of
(in thousands)	of period	to expense	(written off)	period

2011 Allowance for uncollectible reinsurance	$26,900	$—	$(496)	$26,404

2010 Allowance for uncollectible reinsurance	$29,620	$(1,865)	$(855)	$26,900

2009 Allowance for uncollectible reinsurance	$29,211	$1,002	$(593)	$29,620

See the accompanying report of independent registered accounting firm on page 50 of this report.

SCHEDULE VI-SUPPLEMENTARY INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS	12 Months Ended
Dec. 31, 2011
SCHEDULE VI-SUPPLEMENTARY INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS
SCHEDULE VI-SUPPLEMENTARY INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS

SCHEDULE VI—SUPPLEMENTARY INFORMATION CONCERNING

PROPERTY-CASUALTY INSURANCE OPERATIONS

Years ended December 31, 2011, 2010 and 2009

(in thousands)	Deferred policy	Claims and	Unearned	Net	Net
Affiliation with	acquisition	claim adjustment	premiums,	premiums	investment
Registrant (1)	costs	expense reserves	gross	earned	income

2011	$52,105	$1,150,714	$341,267	$538,452	$63,681
2010	$40,242	$1,173,943	$301,537	$493,382	$66,799
2009	$40,510	$1,146,460	$312,527	$491,961	$67,346

	Claims and claim adjustment
	expenses incurred related to:		Amortization	Paid claims and	Net
	Current	Prior	of deferred	claim adjustment	premiums
	year	year	acquisition costs	expenses	written

2011	$310,145	$(110,061)	$183,868	$276,461	$549,638
2010	$284,575	$(83,243)	$156,894	$191,620	$485,140
2009	$269,965	$(66,577)	$164,195	$202,347	$469,916

(1)         Consolidated property-casualty insurance operations.

See the accompanying report of independent registered accounting firm on page 50 of this report.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION:

B. PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION: The accompanying consolidated financial statements were prepared in conformity with GAAP (generally accepted accounting principles in the United States of America), which differ in some respects from those followed in reports to insurance regulatory authorities. The consolidated financial statements include the accounts of our holding company and our subsidiaries. All significant intercompany balances and transactions have been eliminated. Certain reclassifications were made to 2010 and 2009 to conform to the classifications used in the current year. Specifically, on our balance sheet, the amount of funds held was broken out separately from other liabilities. Also, the fidelity division was reclassified to the casualty segment from the surety segment. See further discussion in note 11 regarding this reclassification.

INVESTMENTS:

E. INVESTMENTS: We classify our investments in all debt and equity securities into one of three categories: available-for-sale, held-to-maturity or trading.

AVAILABLE-FOR-SALE SECURITIES

Debt and equity securities not included as held-to-maturity or trading are classified as available-for-sale and reported at fair value. Unrealized gains and losses on these securities are excluded from net earnings but are recorded as a separate component of comprehensive earnings and shareholders’ equity, net of deferred income taxes. All of our equity securities and approximately 81 percent of debt securities are classified as available-for-sale.

HELD-TO-MATURITY SECURITIES

Debt securities that we have the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. Except for declines that are other-than-temporary, changes in the fair value of these securities are not reflected in the financial statements. We have classified approximately 19 percent of our debt securities portfolio as held-to-maturity.

TRADING SECURITIES

Debt and equity securities purchased for short-term resale are classified as trading securities. These securities are reported at fair value with unrealized gains and losses included in earnings. We have classified less than 1 percent of our debt securities portfolio as trading.

For the years ended December 31, 2011, 2010 and 2009, no securities were transferred from held-to-maturity to available-for-sale or trading.

We regularly evaluate our fixed income and equity securities using both quantitative and qualitative criteria to determine impairment losses for other-than-temporary declines in the fair value of the investments. The following are the key factors for determining if a security is other-than-temporarily impaired:

·                  The length of time and the extent to which the fair value has been less than cost,

·                  The probability of significant adverse changes to the cash flows on a fixed income investment,

·                  The occurrence of a discrete credit event resulting in the issuer defaulting on a material obligation, the issuer seeking protection from creditors under the bankruptcy laws, the issuer proposing a voluntary reorganization under which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value,

·                  The probability that we will recover the entire amortized cost basis of our fixed income securities prior to maturity, or

·                  For our equity securities, our expectation of recovery to cost within a reasonable period of time.

Quantitative criteria considered during this process include, but are not limited to: the degree and duration of current fair value as compared to the cost (amortized, in certain cases) of the security, degree and duration of the security’s fair value being below cost and, for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the credit quality, current economic conditions, the anticipated speed of cost recovery, the financial health of and specific prospects for the issuer, as well as our absence of intent to sell or requirement to sell fixed income securities prior to maturity. In addition, we consider price declines of securities in our other-than-temporary impairment (OTTI) analysis where such price declines provide evidence of declining credit quality, and we distinguish between price changes caused by credit deterioration, as opposed to rising interest rates. See note 2 for further discussion of OTTI.

Interest on fixed maturities and short-term investments is credited to earnings as it accrues. Premiums and discounts are amortized or accreted over the lives of the related fixed maturities. Dividends on equity securities are credited to earnings on the ex-dividend date. Realized gains and losses on disposition of investments are based on specific identification of the investments sold on the trade date.

CASH AND SHORT-TERM INVESTMENTS:

F. CASH AND SHORT-TERM INVESTMENTS: Cash consists of uninvested balances in bank accounts. Short-term investments consist of investments with original maturities of 90 days or less, primarily AAA-rated prime and government money market funds. Short-term investments are carried at cost, which approximates fair value. We have not experienced losses on these instruments. Prior to 2011, most excess cash was swept overnight into money market instruments, effectively leaving us with only invested cash balances. These instruments were exposed to European financial institutions. In 2011, a combination of factors including global economic turmoil, a low interest rate environment, and transaction fees, spurred us to terminate many of our sweep programs, opting instead to hold cash in non-interest bearing cash accounts.

REINSURANCE:

G. REINSURANCE: Ceded unearned premiums and reinsurance balances recoverable on paid and unpaid losses and settlement expenses are reported separately as assets, instead of being netted with the related liabilities, since reinsurance does not relieve us of our legal liability to our policyholders.

We continuously monitor the financial condition of our reinsurers. As part of our monitoring efforts, we review their annual financial statements, quarterly disclosures, and Securities and Exchange Commission (SEC) filings for those reinsurers that are publicly traded. We also review insurance industry developments that may impact the financial condition of our reinsurers. We analyze the credit risk associated with our reinsurance balances recoverable by monitoring the A.M. Best and Standard & Poor’s (S&P) ratings of our reinsurers. In addition, we subject our reinsurance recoverables to detailed recoverable tests, including one based on average default by S&P rating. Based upon our review and testing, our policy is to charge to earnings, in the form of an allowance, an estimate of unrecoverable amounts from reinsurers. This allowance is reviewed on an ongoing basis to ensure that the amount makes a reasonable provision for reinsurance balances that we may be unable to recover.

POLICY ACQUISITION COSTS:

H. POLICY ACQUISITION COSTS:  We defer commissions, premium taxes and certain other costs that are incrementally or directly related to the successful acquisition of new or renewal insurance contracts. Acquisition-related costs may be deemed ineligible for deferral when they are based on contingent or performance criteria beyond the basic acquisition of the insurance contract, or when efforts to obtain or renew the insurance contract are unsuccessful. All eligible costs are capitalized and charged to expense in proportion to premium revenue recognized. The method followed in computing deferred policy acquisition costs limits the amount of such deferred costs to their estimated realizable value. This would also give effect to the premiums to be earned and anticipated losses and settlement expenses, as well as certain other costs expected to be incurred as the premiums are earned. Judgments as to the ultimate recoverability of such deferred costs are reviewed on a segment basis and are highly dependent upon estimated future loss costs associated with the premiums written. This deferral methodology applies to both gross and ceded premiums and acquisition costs. See Note 1C for discussion of our retrospective application of a new accounting standard which impacts accounting for costs associated with acquiring insurance policies.

PROPERTY AND EQUIPMENT:

I. PROPERTY AND EQUIPMENT: Property and equipment are presented at cost less accumulated depreciation and are depreciated on a straight-line basis for financial statement purposes over periods ranging from three to 10 years for equipment and up to 30 years for buildings and improvements.

INVESTMENT IN UNCONSOLIDATED INVESTEES:

J. INVESTMENT IN UNCONSOLIDATED INVESTEE: We maintain a 40 percent interest in the earnings of Maui Jim, Inc. (Maui Jim), a manufacturer of high-quality polarized sunglasses, which is accounted for by the equity method. We also maintain a similar minority representation on their board of directors, held by our chairman & CEO. Maui Jim’s chief executive officer owns a controlling majority of the outstanding shares of Maui Jim, Inc. Our investment in Maui Jim was $50.0 million in 2011 and $43.4 million in 2010. In 2011, we recorded $6.5 million in investee earnings, compared to $7.1 million in 2010 and $5.1 million in 2009. Maui Jim recorded net income of $16.1 million in 2011, $16.6 million in 2010 and $13.6 million in 2009. Additional summarized financial information for Maui Jim for 2011 and 2010 is outlined in the following table:

(in millions)	2011	2010
Total assets	$163.0	$160.5
Total liabilities	62.4	75.4
Total equity	100.6	85.1

Approximately $36.8 million of undistributed earnings from Maui Jim are included in our retained earnings as of December 31, 2011.

We perform an impairment review of our investment in our unconsolidated investee which considers current valuation and operating results. Based upon the most recent review, this asset was not impaired.

INTANGIBLE ASSETS

K. INTANGIBLE ASSETS: In accordance with GAAP guidelines, the amortization of goodwill and indefinite-lived intangible assets is not permitted. Goodwill and indefinite-lived intangible assets remain on the balance sheet and are tested for impairment on an annual basis, or earlier if there is reason to suspect that their values may have been diminished or impaired. The portion of goodwill which relates solely to our surety segment totaled $26.2 million at December 31, 2011 and 2010 and is included in the total goodwill and intangibles on the balance sheet of $60.5 million at December 31, 2011. Annual impairment testing was performed during the second quarter of 2011. Based upon this review, this asset was not impaired. In addition, as of December 31, 2011, there were no triggering events that had occurred that would suggest an updated review was necessary.

The remaining $34.3 million of goodwill and intangibles relates to our purchase of CBIC in April 2011. These assets relate to both our casualty and surety segments. Intangible assets with definite lives are amortized against future operating results. Amortization of intangible assets was $0.6 million since acquisition on April 28, 2011. We completed our evaluation of the acquisition under ASC Topic 805, Business Combinations, in the fourth quarter of 2011. See note 13 for further discussion.

UNPAID LOSSES AND SETTLEMENT EXPENSES:

L.UNPAID LOSSES AND SETTLEMENT EXPENSES: The liability for unpaid losses and settlement expenses represents estimates of amounts needed to pay reported and unreported claims and related expenses. The estimates are based on certain actuarial and other assumptions related to the ultimate cost to settle such claims. Such assumptions are subject to occasional changes due to evolving economic, social and political conditions. All estimates are periodically reviewed and, as experience develops and new information becomes known, the reserves are adjusted as necessary. Such adjustments are reflected in the results of operations in the period in which they are determined. Due to the inherent uncertainty in estimating reserves for losses and settlement expenses, there can be no assurance that the ultimate liability will not exceed recorded amounts. If actual liabilities do exceed recorded amounts, there will be an adverse effect. Furthermore, we may determine that recorded reserves are more than adequate to cover expected losses, as happened during 2009 through 2011, when favorable experience primarily on casualty business led us to reduce our reserves. Based on the current assumptions used in estimating reserves, we believe that our overall reserve levels at December 31, 2011, make a reasonable provision to meet our future obligations. See note 6 for a further discussion of unpaid losses and settlement expenses.

INSURANCE REVENUE RECOGNITION:
M. INSURANCE REVENUE RECOGNITION: Insurance premiums are recognized ratably over the term of the contracts, net of ceded reinsurance. Unearned premiums are calculated on a monthly pro rata basis.

INCOME TAXES:

N. INCOME TAXES: We file a consolidated federal income tax return. As an insurance company, we are subject to minimal state income tax liabilities. On a state basis, since the majority of our income is from insurance operations, we pay premium tax in lieu of state income tax.

Federal income taxes are accounted for using the asset and liability method under which deferred income taxes are recognized for the tax consequences of “temporary differences” by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities, operating losses and tax credit carry forwards. The effect on deferred taxes for a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance if it is more-likely-than-not all or some of the deferred tax assets will not be realized.

We consider uncertainties in income taxes and recognize those in our financial statements as required. As it relates to uncertainties in income taxes, our unrecognized tax benefits, including interest and penalty accruals, are not considered material to the consolidated financial statements. Also, no tax uncertainties are expected to result in significant increases or decreases to unrecognized tax benefits within the next 12-month period. Penalties and interest related to income tax uncertainties, should they occur, would be included in income tax expense in the period in which they are incurred. During 2010, the Internal Revenue Service (IRS) completed an examination of the income tax returns for the years 2005 through 2009, which produced no material change to corporate earnings. Although 2008 and 2009 have been previously examined by the IRS, tax years 2008 through 2011 remain open and are subject to examination or re-examination.

EARNINGS PER SHARE

O. EARNINGS PER SHARE: Basic earnings per share (EPS) excludes dilution and is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the dilution that could occur if securities or other contracts to issue common stock or common stock equivalents were exercised or converted into common stock. When inclusion of common stock equivalents increases the earnings per share or reduces the loss per share, the effect on earnings is anti-dilutive. Under these circumstances, the diluted net earnings or net loss per share is computed excluding the common stock equivalents.

The following represents a reconciliation of the numerator and denominator of the basic and diluted EPS computations contained in the consolidated financial statements.

		Weighted
(in thousands,	Income	Average Shares	Per Share
except per share data)	(Numerator)	(Denominator)	Amount
For the year ended December 31, 2011
Basic EPS
Income available to common shareholders	$126,598	21,078	$6.01
Stock options	—	356
Diluted EPS
Income available to common shareholders and assumed conversions	$126,598	21,434	$5.91
For the year ended December 31, 2010
Basic EPS
Income available to common shareholders	$128,197	21,020	$6.10
Stock options	—	221
Diluted EPS
Income available to common shareholders and assumed conversions	$128,197	21,241	$6.04
For the year ended December 31, 2009
Basic EPS
Income available to common shareholders	$92,431	21,562	$4.29
Stock options	—	169
Diluted EPS
Income available to common shareholders and assumed conversions	$92,431	21,731	$4.25

COMPREHENSIVE EARNINGS:

P. COMPREHENSIVE EARNINGS: The difference between our net earnings and our comprehensive earnings is that comprehensive earnings include unrealized gains/losses on our available-for-sale investment securities net of tax, whereas net earnings does not include such amounts, and such amounts are instead directly credited or charged against shareholders’ equity. In reporting the components of comprehensive earnings on a net basis in the income statement, we used a 35 percent tax rate. Other comprehensive income, as shown in the consolidated statements of earnings and comprehensive earnings, is net of tax expense of $11.5 million, $10.0 million and $33.5 million for 2011, 2010 and 2009, respectively.

FAIR VALUE DISCLOSURES:

Q. FAIR VALUE DISCLOSURES: The following was considered in the estimation of fair value for each class of financial instruments for which it was practicable to estimate that value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. We determined the fair values of certain financial instruments based on the fair value hierarchy. GAAP guidance requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The guidance also describes three levels of inputs that may be used to measure fair value.

The following are the levels of the fair value hierarchy and a brief description of the type of valuation inputs that are used to establish each level:

Pricing Level 1 is applied to valuations based on readily available, unadjusted quoted prices in active markets for identical assets. These valuations are based on quoted prices that are readily and regularly available in an active market.

Pricing Level 2 is applied to valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets; or valuations based on models where the significant inputs are observable (e.g. interest rates, yield curves, prepayment speeds, default rates, loss severities) or can be corroborated by observable market data.

Pricing Level 3 is applied to valuations that are derived from techniques in which one or more of the significant inputs are unobservable. Financial assets are classified based upon the lowest level of significant input that is used to determine fair value.

As a part of management’s process to determine fair value, we utilize a widely recognized, third-party pricing source to determine our fair values. We have obtained an understanding of the third-party pricing source’s valuation methodologies and inputs. The following is a description of the valuation techniques used for financial assets that are measured at fair value, including the general classification of such assets pursuant to the fair value hierarchy.

Corporate, Government and Municipal Bonds: The pricing vendor uses a generic model which uses standard inputs, including (listed in order of priority for use) benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, market bids/offers and other reference data. The pricing vendor also monitors market indicators, as well as industry and economic events. Further, the model uses Option Adjusted Spread (OAS) and is a multi-dimensional relational model. All bonds valued using these techniques are classified as Level 2. All Corporate, Government and Municipal securities were deemed Level 2.

Mortgage-backed Securities (MBS)/Collateralized Mortgage Obligations (CMO) and Asset-backed securities (ABS): The pricing vendor evaluation methodology includes interest rate movements, new issue data and other pertinent data. Evaluation of the tranches (non-volatile, volatile or credit sensitivity) is based on the pricing vendors’ interpretation of accepted modeling and pricing conventions. This information is then used to determine the cash flows for each tranche, benchmark yields, prepayment assumptions and to incorporate collateral performance. To evaluate CMO volatility, an OAS model is used in combination with models that simulate interest rate paths to determine market price information. This process allows the pricing vendor to obtain evaluations of a broad universe of securities in a way that reflects changes in yield curve, index rates, implied volatility, mortgage rates and recent trade activity. MBS/CMO and ABS with corroborated, observable inputs are classified as Level 2. All of our MBS/CMO and ABS are deemed Level 2.

Common Stock: Exchange traded equities have readily observable price levels and are classified as Level 1 (fair value based on quoted market prices). All of our common stock holdings are deemed Level 1.

For the Level 2 securities, as described above, we periodically conduct a review to assess the reasonableness of the fair values provided by our pricing service. Our review consists of a two pronged approach. First, we compare prices provided by our pricing service to those provided by an additional source. Second, we obtain prices from securities brokers and compare them to the prices provided by our pricing service. In both comparisons, when discrepancies are found, we compare our prices to actual reported trade data. Based on this assessment, we determined that the fair values of our Level 2 securities provided by our pricing service are reasonable.

For common stock, we receive prices from the same nationally recognized pricing service. Prices are based on observable inputs in an active market and are therefore disclosed as Level 1. Based on this assessment, we determined that the fair values of our Level 1 securities provided by our pricing service are reasonable.

Due to the relatively short-term nature of cash, short-term investments, accounts receivable and accounts payable, their carrying amounts are reasonable estimates of fair value. The fair value of our long-term debt is discussed further in note 4.

For fair value of assets and liabilities acquired with CBIC, see note 13.

STOCK-BASED COMPENSATION:

R. STOCK-BASED COMPENSATION: We account for stock-based compensation pursuant to GAAP guidance regarding stock compensation which requires companies to expense the estimated fair value of employee stock options and similar awards. Guidance requires entities to measure compensation cost for awards of equity instruments to employees based on the grant-date fair value of those awards and recognize compensation expense over the service period that the awards are expected to vest.

We calculate the tax effects of share-based compensation pursuant to GAAP guidelines and under the alternative transition method. The alternative transition method included simplified methods to determine the impact on the additional paid-in capital pool and consolidated statements of cash flows of the tax effects of employee share-based compensation awards.

See note 8 for further discussion and related disclosures regarding stock options.

RISKS AND UNCERTAINTIES:

S. RISKS AND UNCERTAINTIES: Certain risks and uncertainties are inherent to our day-to-day operations and to the process of preparing our consolidated financial statements. The more significant risks and uncertainties, as well as our attempt to mitigate, quantify and minimize such risks, are presented below and throughout the notes to the consolidated financial statements.

CATASTROPHE EXPOSURES

Our insurance coverages include exposure to catastrophic events. We monitor all catastrophe exposures by quantifying our exposed policy limits in each region and by using computer-assisted modeling techniques. Additionally, we limit our risk to such catastrophes through restraining the total policy limits written in each region and by purchasing reinsurance. Our major catastrophe exposure is to losses caused by earthquakes, primarily on the West Coast. In 2011, for this coverage, we had protection of $300 million in excess of $25 million first-dollar retention for earthquakes in California and $325 million in excess of a $25 million first-dollar retention for earthquakes outside of California. These amounts are subject to certain retentions by us on losses in excess of $25 million. Our second largest catastrophe exposure is to losses caused by hurricanes to commercial properties throughout the Gulf and East Coasts, as well as to homes we insure in Hawaii. In 2011, these coverages were supported by $225 million in excess of a $25 million first-dollar retention in traditional catastrophe reinsurance protection, subject to certain retentions by us. In addition, we have incidental exposure to international catastrophic events.

Our catastrophe reinsurance treaty renewed at January 1, 2012. We purchased $300 million, $330 million and $230 million of reinsurance limits, subject to certain retentions by us, for California earthquake, non-California earthquake and all other perils, respectively. These limits attach above an initial retention of $25 million in the case of a California earthquake and $20 million in the case of all other perils and regions. We actively manage our catastrophe program to keep our net retention in line with risk tolerances and to optimize the risk/return trade off.

ENVIRONMENTAL EXPOSURES

We are subject to environmental claims and exposures primarily through our commercial umbrella, general liability and discontinued assumed casualty reinsurance lines of business. Although exposure to environmental claims exists in these lines of business, we sought to mitigate or control the extent of this exposure on the vast majority of this business through the following methods: (1) our policies include pollution exclusions that have been continually updated to further strengthen them, (2) our policies primarily cover moderate hazard risks, and (3) we began writing this business after the insurance industry became aware of the potential pollution liability exposure and implemented changes to limit its exposure to this hazard.

In 2009, as an extension of our excess and surplus lines general liability product, we expanded our offerings into low to moderate environmental liability exposures for small contractors and asbestos and mold remediation specialists. The business unit also provides limited coverage for individually underwritten underground storage tanks. We attempted to mitigate the overall exposure by focusing on smaller risks with low to moderate exposures. A large portion of this business is also offered on claims-made basis with relatively low limits. We avoid risks that have large-scale exposures including petrochemical, chemical, mining, manufacturers and other risks that might be exposed to superfund sites. Since 2009, we have written less than $4 million of premium from this new product extension, which is covered under our casualty ceded reinsurance treaties.

We made loss and settlement expense payments on environmental liability claims and have loss and settlement expense reserves for others. We include this historical environmental loss experience with the remaining loss experience in the applicable line of business to project ultimate incurred losses and settlement expenses as well as related incurred but not reported (IBNR) loss and settlement expense reserves.

Although historical experience on environmental claims may not accurately reflect future environmental exposures, we used this experience to record loss and settlement expense reserves in the exposed lines of business. See further discussion of environmental exposures in note 6.

REINSURANCE

Reinsurance does not discharge us from our primary liability to policyholders, and to the extent that a reinsurer is unable to meet its obligations, we would be liable. We continuously monitor the financial condition of prospective and existing reinsurers. As a result, we purchase reinsurance from a number of financially strong reinsurers. We provide an allowance for reinsurance balances deemed uncollectible. See further discussion of reinsurance exposures in note 5.

INVESTMENT RISK

Our investment portfolio is subject to market, credit and interest rate risks. The equity portfolio will fluctuate with movements in the overall stock market. While the equity portfolio has been constructed to have lower downside risk than the market, the portfolio is sensitive to movements in the market. The bond portfolio is affected by interest rate changes and credit spreads. We attempt to mitigate our interest rate and credit risks by constructing a well-diversified portfolio with high-quality securities with varied maturities. Downturns in the financial markets could have a negative effect on our portfolio. However, we attempt to manage this risk through asset allocation and security selection.

LIQUIDITY RISK

Liquidity is essential to our business and a key component of our concept of asset-liability matching. Our liquidity may be impaired by an inability to collect premium receivable or reinsurance recoverable balances timely, an inability to sell assets or redeem our investments, an inability to access funds from our insurance subsidiaries, unforeseen outflows of cash or large claim payments, or an inability to access debt or equity capital markets. This situation may arise due to circumstances that we may be unable to control, such as a general market disruption, an operational problem that affects third parties or us, or even by the perception among market participants that we, or other market participants, are experiencing greater liquidity risk.

Our credit ratings are important to our liquidity. A reduction in our credit ratings could adversely affect our liquidity and competitive position, increase our borrowing costs, or limit our access to the capital markets.

FINANCIAL STATEMENTS

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. The most significant of these amounts is the liability for unpaid losses and settlement expenses. Other estimates include investment valuation and OTTIs, the collectibility of reinsurance balances, recoverability of deferred tax assets and deferred policy acquisition costs. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. We adjust such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets and volatile equity markets have combined to increase the uncertainty inherent in such estimates and assumptions. Although recorded estimates are supported by actuarial computations and other supportive data, the estimates are ultimately based on our expectations of future events. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

EXTERNAL FACTORS

Our insurance subsidiaries are highly regulated by the states in which they are incorporated and by the states in which they do business. Such regulations, among other things, limit the amount of dividends, impose restrictions on the amount and types of investments and regulate rates insurers may charge for various coverages. We are also subject to insolvency and guarantee fund assessments for various programs designed to ensure policyholder indemnification. We generally accrue an assessment during the period in which it becomes probable that a liability has been incurred from an insolvency and the amount of the related assessment can be reasonably estimated.

The National Association of Insurance Commissioners (NAIC) has developed Property/Casualty Risk-Based Capital (RBC) standards that relate an insurer’s reported statutory surplus to the risks inherent in its overall operations. The RBC formula uses the statutory annual statement to calculate the minimum indicated capital level to support asset (investment and credit) risk and underwriting (loss reserves, premiums written and unearned premium) risk. The NAIC model law calls for various levels of regulatory action based on the magnitude of an indicated RBC capital deficiency, if any. We regularly monitor our subsidiaries’ internal capital requirements and the NAIC’s RBC developments. As of December 31, 2011, we determined that our capital levels are well in excess of the minimum capital requirements for all RBC action levels and that our capital levels are sufficient to support the level of risk inherent in our operations.

In addition, ratings are a critical factor in establishing the competitive position of insurance companies. Our insurance companies are rated by A.M. Best, S&P and Moody’s. Their ratings reflect their opinions of an insurance company’s, and an insurance holding company’s, financial strength, operating performance, strategic position and ability to meet its obligations to policyholders.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Effects of the retrospective adoption on individual financial statement line items

The effects of the retrospective adoption on individual financial statement line items in our Consolidated Balance Sheets are summarized below.

	December 31, 2011			December 31, 2010
	As Previously	Effect of		As Previously	Effect of
(in thousands)	Reported	Change	As Adjusted	Reported	Change	As Adjusted
Deferred policy acquisition costs, net	92,441	(40,336)	52,105	74,435	(34,193)	40,242
Income taxes - deferred	51,985	(14,118)	37,867	33,930	(11,968)	21,962
Retained earnings	834,111	(26,218)	807,893	834,375	(22,225)	812,150

The effects of the retrospective adoption on individual financial statement line items in our Consolidated Statements of Earnings and Comprehensive Earnings are summarized below.

	For the Year Ended December 31, 2011
	As Previously	Effect of
(in thousands, except per share data)	Reported	Change	As Adjusted
Policy acquisition costs	177,725	6,143	183,868
Earnings before income taxes	189,729	(6,143)	183,586
Income tax expense - Deferred	9,614	(2,150)	7,464
Net earnings	130,591	(3,993)	126,598
Earnings per share:
Basic	6.20	(0.19)	6.01
Diluted	6.09	(0.18)	5.91

	For the Year Ended December 31, 2010
	As Previously	Effect of
(in thousands, except per share data)	Reported	Change	As Adjusted
Policy acquisition costs	158,071	(1,177)	156,894
Earnings before income taxes	178,490	1,177	179,667
Income tax expense - Deferred	(375)	412	37
Net earnings	127,432	765	128,197
Earnings per share:
Basic	6.06	0.04	6.10
Diluted	6.00	0.04	6.04

	For the Year Ended December 31, 2009
	As Previously	Effect of
(in thousands, except per share data)	Reported	Change	As Adjusted
Policy acquisition costs	162,020	2,175	164,195
Earnings before income taxes	132,437	(2,175)	130,262
Income tax expense - Deferred	14,905	(761)	14,144
Net earnings	93,845	(1,414)	92,431
Earnings per share:
Basic	4.35	(0.06)	4.29
Diluted	4.32	(0.07)	4.25

Schedule of summarized financial information of Maui Jim

(in millions)	2011	2010
Total assets	$163.0	$160.5
Total liabilities	62.4	75.4
Total equity	100.6	85.1

Schedule of reconciliation of numerator and denominator of the basic and diluted earnings per share computations

		Weighted
(in thousands,	Income	Average Shares	Per Share
except per share data)	(Numerator)	(Denominator)	Amount
For the year ended December 31, 2011
Basic EPS
Income available to common shareholders	$126,598	21,078	$6.01
Stock options	—	356
Diluted EPS
Income available to common shareholders and assumed conversions	$126,598	21,434	$5.91
For the year ended December 31, 2010
Basic EPS
Income available to common shareholders	$128,197	21,020	$6.10
Stock options	—	221
Diluted EPS
Income available to common shareholders and assumed conversions	$128,197	21,241	$6.04
For the year ended December 31, 2009
Basic EPS
Income available to common shareholders	$92,431	21,562	$4.29
Stock options	—	169
Diluted EPS
Income available to common shareholders and assumed conversions	$92,431	21,731	$4.25

INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
INVESTMENTS
Schedule of net investment income

NET INVESTMENT INCOME

(in thousands)	2011	2010	2009
Interest on fixed income securities	$58,294	$62,806	$63,104
Dividends on equity securities	9,957	8,192	7,965
Interest on cash and short-term investments	47	170	591
Gross investment income	68,298	71,168	71,660
Less investment expenses	(4,617)	(4,369)	(4,314)
Net investment income	$63,681	$66,799	$67,346

Schedule of pretax net realized investment gains (losses) and net changes in unrealized gains (losses) on investments

REALIZED/UNREALIZED GAINS

(in thousands)	2011	2010	2009
Net realized investment gains (losses):
Fixed income
Available-for-sale	$10,892	$15,590	$11,196
Available-for-sale OTTI	—	—	(4,578)
Held-to-maturity	201	120	70
Trading	—	28	67
Equity securities	6,129	7,443	21,350
Equity securities OTTI	(257)	—	(40,715)
Other	71	62	(145)
Total	$17,036	$23,243	$(12,755)
Net changes in unrealized gains (losses) on investments:
Fixed income:
Available-for-sale	$22,393	$4,879	$45,777
Equity securities	10,462	23,816	49,504
Total	$32,855	$28,695	$95,281
Net realized investment gains (losses) and changes in unrealized gains (losses) on investments	$49,891	$51,938	$82,526

Schedule of disposition of fixed maturities and equities

SALES

				Net
	Proceeds	Gross Realized		Realized
(in thousands)	From Sales	Gains	Losses	Gain (Loss)
2011
Available-for-sale	$383,664	$11,333	$(487)	$10,846
Held-to-maturity	—	—	—	—
Trading	—	—	—	—
Equities	40,092	8,483	(2,354)	6,129
2010
Available-for-sale	$323,887	$15,017	$(59)	$14,958
Held-to-maturity	—	—	—	—
Trading	1,006	28	—	28
Equities	35,559	8,525	(1,082)	7,443
2009
Available-for-sale	$230,604	$11,224	$(1,598)	$9,626
Held-to-maturity	—	—	—	—
Trading	10,264	336	(269)	67
Equities	178,098	21,350	(14,481)	6,869

CALLS/MATURITIES

				Net
	Proceeds	Gross Realized		Realized
(in thousands)	From Sales	Gains	Losses	Gain (Loss)
2011
Available-for-sale	$261,654	$63	$(17)	$46
Held-to-maturity	258,493	201	—	201
Trading	6	—	—	—
2010
Available-for-sale	$382,456	$636	$(4)	$632
Held-to-maturity	249,927	120	—	120
Trading	3	—	—	—
2009
Available-for-sale	$390,044	$169	$(11)	$158
Held-to-maturity	60,412	70	—	70
Trading	628	—	—	—

Schedule of assets measured at fair value on recurring basis

FAIR VALUE MEASUREMENTS

Assets measured at fair value on a recurring basis as of December 31, 2011, are summarized below:

	Quoted in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Trading securities:
Corporates	$—	$—	$—	$—
Mortgage-backed	—	7	—	7
ABS/CMO*	—	—	—	—
Treasuries	—	—	—	—
Total trading securities	$—	$7	$—	$7
Available-for-sale securities:
U.S. agencies	$—	$113,819	$—	$113,819
Corporates	—	467,100	—	467,100
Mortgage-backed	—	248,986	—	248,986
ABS/CMO*	—	56,953	—	56,953
Non-U.S. govt. & agency	—	6,697	—	6,697
U.S. treasuries	—	16,172	—	16,172
Municipals	—	236,590	—	236,590
Equity	388,689	—	—	388,689
Total available-for-sale securities	$388,689	$1,146,317	$—	$1,535,006
Total	$388,689	$1,146,324	$—	$1,535,013

*Asset-backed & collateralized mortgage obligations

Assets measured at fair value on a recurring basis as of December 31, 2010, are summarized below:

	Quoted in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Trading securities:
Mortgage-backed	$—	$15	$—	$15
ABS/CMO*	—	—	—	—
Treasuries	—	—	—	—
Total trading securities	$—	$15	$—	$15
Available-for-sale securities:
U.S. agencies	$—	$102,213	$—	$102,213
Corporates	—	471,376	—	471,376
Mortgage-backed	—	254,141	—	254,141
ABS/CMO*	—	49,915	—	49,915
Non-U.S. govt. & agency	—	1,557	—	1,557
U.S. treasuries	—	15,824	—	15,824
Municipals	—	237,038	—	237,038
Equity	321,897	—	—	321,897
Total available-for-sale securities	$321,897	$1,132,064	$—	$1,453,961
Total	$321,897	$1,132,079	$—	$1,453,976

*Asset-backed & collateralized mortgage obligations

Schedule of amortized costs and estimated fair values of investments in fixed income and equity securities

2011

	Amortized		Gross Unrealized
(in thousands)	Cost	Fair Value	Gains	Losses
Available-for-sale:
U.S. treasuries	$15,721	$16,172	$459	$(8)
U.S. agencies	112,975	113,819	844	—
Non-U.S. govt. & agency	6,403	6,697	294	—
Mtge/ABS/CMO*	287,459	305,939	18,480	—
Corporates	439,079	467,100	31,640	(3,619)
States, political subdivisions & revenues	224,091	236,590	12,517	(18)
Fixed maturities	$1,085,728	$1,146,317	$64,234	$(3,645)
Equity securities	269,400	388,689	121,833	(2,544)
Total available-for-sale	$1,355,128	$1,535,006	$186,067	$(6,189)

Held-to-maturity:
U.S. agencies	$243,571	$244,656	$1,085	$—
Corporates	15,000	14,536	—	(464)
States, political subdivisions & revenues	1,655	1,789	134	—
Total held-to-maturity	$260,226	$260,981	$1,219	$(464)

Trading**:
Treasuries	$—	$—	$—	$—
Agencies	—	—	—	—
Mtge/ABS/CMO*	7	7	—	—
Corporates	—	—	—	—
States, political subdivisions & revenues	—	—	—	—
Total trading	$7	$7	$—	$—
Total	$1,615,361	$1,795,994	$187,286	$(6,653)

*Mortgage-backed, asset-backed & collateralized mortgage obligations

**Trading securities are carried at fair value with unrealized gains (losses) included in earnings.

2010

	Amortized		Gross Unrealized
(in thousands)	Cost	Fair Value	Gains	Losses
Available-for-sale:
U.S. treasuries	$15,771	$15,824	$244	$(191)
U.S. agencies	103,133	102,213	869	(1,789)
Non-U.S. govt. & agency	1,442	1,557	115	—
Mtge/ABS/CMO*	290,858	304,056	14,041	(843)
Corporates	448,209	471,376	26,144	(2,977)
States, political subdivisions & revenues	234,456	237,038	4,823	(2,241)
Fixed maturities	$1,093,869	$1,132,064	$46,236	$(8,041)
Equity securities	213,069	321,897	109,122	(294)
Total available-for-sale	$1,306,938	$1,453,961	$155,358	$(8,335)

Held-to-maturity:
U.S. agencies	$288,407	$282,326	$607	$(6,688)
Corporates	15,000	14,975	100	(125)
States, political subdivisions & revenues	5,851	6,083	232	—
Total held-to-maturity	$309,258	$303,384	$939	$(6,813)

Trading**:
Treasuries	$—	$—	$—	$—
Agencies	—	—	—	—
Mtge/ABS/CMO*	13	15	—	—
Corporates	—	—	—	—
States, political subdivisions & revenues	—	—	—	—
Total trading	$13	$15	$—	$—
Total	$1,616,209	$1,757,360	$156,297	$(15,148)

*Mortgage-backed, asset-backed & collateralized mortgage obligations

**Trading securities are carried at fair value with unrealized gains (losses) included in earnings.

Schedule of amortized cost and estimated fair value of fixed income securities by contractual maturity

The amortized cost and estimated fair value of fixed income securities at December 31, 2011, by contractual maturity, are shown as follows:

(in thousands)	Amortized Cost	Fair Value
Available-for-sale:
Due in one year or less	$11,716	$11,895
Due after one year through five years	125,067	131,826
Due after five years through 10 years	501,379	531,527
Due after 10 years	160,107	165,130
Mtge/ABS/CMO*	287,459	305,939
Total available-for-sale	$1,085,728	$1,146,317
Held-to-maturity:
Due in one year or less	$2,001	$2,058
Due after one year through five years	3,632	3,927
Due after five years through 10 years	16,793	16,837
Due after 10 years	237,800	238,159
Total held-to-maturity	$260,226	$260,981
Trading:
Due in one year or less	$—	$—
Due after one year through five years	—	—
Due after five years through 10 years	—	—
Due after 10 years	—	—
Mtge/ABS/CMO*	7	7
Total trading	$7	$7
Total fixed income:
Due in one year or less	$13,717	$13,953
Due after one year through five years	128,699	135,753
Due after five years through 10 years	518,172	548,364
Due after 10 years	397,907	403,289
Mtge/ABS/CMO*	287,466	305,946
Grand total	$1,345,961	$1,407,305

*Mortgage-backed, asset-backed & collateralized mortgage obligations

Schedule of securities in an unrealized loss position segregated by type and length of time in an unrealized loss position

December 31, 2011

		12 Mos.
(in thousands)	<12 Mos.	& Greater	Total
U.S. Government:
Fair value	$5,023	$—	$5,023
Cost or amortized cost	5,031	—	5,031
Unrealized loss	$(8)	$—	$(8)
U.S. Agency:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Mortgage Backed:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
ABS/CMO*:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Corporate:
Fair value	$49,464	$28,698	$78,162
Cost or amortized cost	51,894	30,351	82,245
Unrealized loss	$(2,430)	$(1,653)	$(4,083)
States, political subdivisions and revenues:
Fair value	$—	$1,050	$1,050
Cost or amortized cost	—	1,068	1,068
Unrealized loss	$—	$(18)	$(18)
Subtotal, debt securities:
Fair value	$54,487	$29,748	$84,235
Cost or amortized cost	56,925	31,419	88,344
Unrealized loss	(2,438)	(1,671)	(4,109)
Common stock:
Fair value	$25,952	$—	$25,952
Cost or amortized cost	28,496	—	28,496
Unrealized loss	$(2,544)	$—	$(2,544)
Total:
Fair value	$80,439	$29,748	$110,187
Cost or amortized cost	85,421	31,419	116,840
Unrealized loss	$(4,982)	$(1,671)	$(6,653)

*Asset-backed & collateralized mortgage obligations

December 31, 2010

		12 Mos.
(in thousands)	<12 Mos.	& Greater	Total
U.S. Government:
Fair value	$5,689	$—	$5,689
Cost or amortized cost	5,880	—	5,880
Unrealized loss	(191)	—	(191)
U.S. Agency:
Fair value	$295,897	$—	$295,897
Cost or amortized cost	304,374	—	304,374
Unrealized loss	(8,477)	—	(8,477)
Mortgage Backed:
Fair value	$43,852	$—	$43,852
Cost or amortized cost	44,659	—	44,659
Unrealized loss	(807)	—	(807)
ABS/CMO*:
Fair value	$2,160	$—	$2,160
Cost or amortized cost	2,196	—	2,196
Unrealized loss	(36)	—	(36)
Corporate:
Fair value	$110,772	$1,951	$112,723
Cost or amortized cost	113,813	2,012	115,825
Unrealized loss	(3,041)	(61)	(3,102)
States, political subdivisions:
and revenues
Fair value	$80,465	$996	$81,461
Cost or amortized cost	82,652	1,050	83,702
Unrealized loss	(2,187)	(54)	(2,241)
Subtotal, debt securities:
Fair value	$538,835	$2,947	$541,782
Cost or amortized cost	553,574	3,062	556,636
Unrealized loss	(14,739)	(115)	(14,854)
Common stock:
Fair value	$6,078	$—	$6,078
Cost or amortized cost	6,372	—	6,372
Unrealized loss	(294)	—	(294)
Total:
Fair value	$544,913	$2,947	$547,860
Cost or amortized cost	559,946	3,062	563,008
Unrealized loss	(15,033)	(115)	(15,148)

*Asset-backed & collateralized mortgage obligations

POLICY ACQUISITION COSTS (Tables)	12 Months Ended
Dec. 31, 2011
POLICY ACQUISITION COSTS
Schedule of policy acquisition costs deferred and amortized to income

(in thousands)	2011	2010	2009
Deferred policy acquisition costs (DAC), beginning of year	$40,242	$40,510	$45,325
VOBA*, CBIC - Acquisition date	10,822	—	—
Deferred:
Direct commissions	$116,206	$101,523	$100,727
Premium taxes	8,725	6,809	6,596
Ceding commissions	(24,721)	(24,472)	(26,156)
Net deferred	$100,210	$83,860	$81,167
Amortized	99,169	84,128	85,982
DAC/VOBA*, end of year	$52,105	$40,242	$40,510
Policy acquisition costs:
Amortized to expense — DAC	$91,499	$84,128	$85,982
Amortized to expense — VOBA	7,670	—	—
Period costs:
Ceding commission — contingent	(2,207)	(2,203)	(1,998)
Other underwriting expenses	80,022	67,030	69,496
Other	6,884	7,939	10,715
Total policy acquisition costs	$183,868	$156,894	$164,195

*Includes asset for value of business acquired (VOBA) in CBIC acquisition

DEBT (Tables)	12 Months Ended
Dec. 31, 2011
DEBT
Schedule of average interest rates on debt

	2011	2010	2009
Line of credit	—	—	—
Reverse repurchase agreements	—	—	—
Total short-term debt	—	—	—
Senior notes	6.02%	6.02%	6.02%
Total debt	6.02%	6.02%	6.02%

REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2011
REINSURANCE
Schedule of premiums written and earned along with losses and settlement expenses incurred

(in thousands)	2011	2010	2009
WRITTEN
Direct	$629,727	$586,624	$614,887
Reinsurance assumed	72,380	49,692	16,313
Reinsurance ceded	(152,469)	(151,176)	(161,284)
Net	$549,638	$485,140	$469,916
EARNED
Direct	$625,963	$599,669	$640,034
Reinsurance assumed	66,984	47,637	14,289
Reinsurance ceded	(154,495)	(153,924)	(162,362)
Net	$538,452	$493,382	$491,961
LOSSES AND SETTLEMENT EXPENSES INCURRED
Direct	$180,768	$265,903	$245,671
Reinsurance assumed	60,076	29,586	9,696
Reinsurance ceded	(40,760)	(94,157)	(51,979)
Net	$200,084	$201,332	$203,388

Schedule of net reinsurance balances recoverable, after consideration of collateral, from top 10 reinsurers

	Amounts
	Recoverable	A.M. Best	S&P
Reinsurer	(in thousands)	Rating	Rating
Munich Re / HSB	$69,014	A+, Superior	AA-, Very Strong
Endurance Re	57,486	A, Excellent	A, Strong
Axis Re	30,034	A, Excellent	A+, Strong
Transatlantic Re	26,889	A, Excellent	A+, Strong
Aspen UK Ltd.	26,738	A, Excellent	A, Strong
Swiss Re /Westport Ins. Corp.	25,770	A+, Superior	AA-, Very Strong
Gen Re	23,634	A++, Superior	AA+, Very Strong
Berkley Insurance Co.	18,455	A+, Superior	A+, Strong
Lloyds of London	15,118	A, Excellent	A+, Strong
Toa-Re	13,510	A+, Superior	A+, Strong

HISTORICAL LOSS AND LAE DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2011
HISTORICAL LOSS AND LAE DEVELOPMENT
Schedule of reconciliation of unpaid losses and settlement expenses (LAE)

(in thousands)	2011	2010	2009
Unpaid losses and LAE at beginning of year:
Gross	$1,173,943	$1,146,460	$1,159,311
Ceded	(354,163)	(336,392)	(350,284)
Net	$819,780	$810,068	$809,027
Unpaid losses and LAE:
CBIC - Acquisition Date:
April 28, 2011
Gross	$72,387	$—	$—
Ceded	(18,881)	—	—
Net	$53,506	$—	$—
Increase (decrease) in incurred losses and LAE:
Current accident year	$310,145	$284,575	$269,965
Prior accident years	(110,061)	(83,243)	(66,577)
Total incurred	$200,084	$201,332	$203,388
Loss and LAE payments for claims incurred:
Current accident year	$(89,924)	$(43,945)	$(41,890)
Prior accident year	(186,537)	(147,675)	(160,457)
Total paid	$(276,461)	$(191,620)	$(202,347)
Net unpaid losses and LAE at end of year	$796,909	$819,780	$810,068
Unpaid losses and LAE at end of year:
Gross	$1,150,714	$1,173,943	$1,146,460
Ceded	(353,805)	(354,163)	(336,392)
Net	$796,909	$819,780	$810,068

Schedule of prior accident years' loss reserve development by segment

(FAVORABLE)/UNFAVORABLE RESERVE DEVELOPMENT BY SEGMENT

(in thousands)	2011	2010	2009
Casualty	$(83,892)	$(64,602)	$(65,523)
Property	(18,453)	(8,271)	3,434
Surety	(7,716)	(10,370)	(4,488)
Total	$(110,061)	$(83,243)	$(66,577)

Schedule of paid and unpaid environmental, asbestos and mass tort claims data (including incurred but not reported losses)

(in thousands)	2011	2010	2009
LOSS AND LAE PAYMENTS (CUMULATIVE)
Gross	$91,079	$86,453	$75,544
Ceded	(48,039)	(43,015)	(41,639)
Net	$43,040	$43,438	$33,905
UNPAID LOSSES AND LAE AT END OF YEAR
Gross	$66,429	$72,243	$68,198
Ceded	(31,633)	(36,895)	(20,142)
Net	$34,796	$35,348	$48,056

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Schedule of deferred tax assets and deferred tax liabilities

(in thousands)	2011	2010
Deferred tax assets:
Tax discounting of claim reserves	$26,781	$30,541
Unearned premium offset	19,575	16,723
Deferred compensation	8,746	5,496
Stock option expense	3,954	3,577
NOL carryforward	5,486	—
Other	298	264
Deferred tax assets before allowance	64,840	56,601
Less valuation allowance	—	—
Total deferred tax assets	$64,840	$56,601
Deferred tax liabilities:
Net unrealized appreciation of securities	$63,274	$51,544
Deferred policy acquisition costs	18,236	14,084
Book/tax depreciation	2,122	1,359
Intangible assets from CBIC acquisition	4,869	—
Undistributed earnings of unconsolidated investee	13,016	11,380
Other	1,190	196
Total deferred tax liabilities	102,707	78,563
Net deferred tax liability	$(37,867)	$(21,962)

Schedule of reconciliation of income tax expense attributable to income from operations with amounts computed by applying the U.S. federal tax rate to pretax income from continuing operations

(in thousands)	2011	2010	2009
Provision for income taxes at the statutory federal tax rates	$64,255	$62,883	$45,592
Increase (reduction) in taxes resulting from:
Dividends received deduction	(1,980)	(1,628)	(1,449)
ESOP dividends paid deduction	(3,367)	(4,358)	(563)
Tax-exempt interest income	(2,412)	(3,221)	(5,171)
Other items, net	492	(2,206)	(578)
Total	$56,988	$51,470	$37,831

EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS
Schedule of stock option activity

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2011	1,524,982	$41.32
Options granted	297,950	$55.03
Special dividend*	1,541	$32.16
Options exercised	(515,317)	$34.61		$12,764
Options cancelled/forfeited	(28,290)	$41.64
Outstanding options at December 31, 2011	1,280,866	$43.23	5.62	$37,949
Exercisable options at December 31, 2011	603,936	$39.80	4.54	$19,965

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2010	1,583,803	$44.73
Options granted	223,150	$49.07
Special dividend*	5,398	$34.25
Options exercised	(244,505)	$28.95		$6,467
Options cancelled/forfeited	(42,864)	$40.15
Outstanding options at December 31, 2010	1,524,982	$41.32	5.79	$17,161
Exercisable options at December 31, 2010	833,331	$37.96	4.86	$12,176

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2009	1,429,128	$43.35
Options granted	261,000	$47.97
Options exercised	(82,415)	$28.87		$1,961
Options cancelled/forfeited	(23,910)	$51.82
Outstanding options at December 31, 2009	1,583,803	$44.73	5.99	$13,487
Exercisable options at December 31, 2009	906,172	$40.17	4.78	$11,850

*An adjustment was made to the exercise price and number of ISO options outstanding for the special cash dividends paid during December 2011 and 2010. “Special dividend” represents the incremental options issued as a result of this adjustment.

Schedule of stock option assumptions for fair value estimate

	2011	2010	2009
Weighted-average fair value of grants	$12.91	$13.20	$11.40
Risk-free interest rates	2.06%	2.58%	2.10%
Dividend yield	1.89%	1.74%	1.61%
Expected volatility	25.68%	25.91%	26.19%
Expected option life	5.54 years	5.61 years	5.73 years

STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS (Tables)	12 Months Ended
Dec. 31, 2011
STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS
Schedule of selected information for insurance subsidiaries

(in thousands)	2011		2010	2009
Consolidated net income, statutory basis	$118,922	*	$143,091	$116,332
Consolidated surplus, statutory basis	$710,186		$732,379	$784,161

*Includes statutory net income of CBIC for the 12-month period ended December 31, 2011.

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES
Schedule of minimum future rental payments under noncancellable leases

(in thousands)
2012	$4,328
2013	3,348
2014	3,361
2015	2,581
2016	1,647
2017-2019	1,694
Total minimum future rental payments	$16,959

OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
OPERATING SEGMENT INFORMATION
Schedule of revenues, insurance expenses, and net earnings by segment

REVENUES

(in thousands)	2011	2010	2009
Casualty	$236,198	$232,047	$265,957
Property	203,660	181,645	155,303
Surety	98,594	79,690	70,701
Segment totals before income taxes	$538,452	$493,382	$491,961
Net investment income	63,681	66,799	67,346
Net realized gains (losses)	17,036	23,243	(12,755)
Total	$619,169	$583,424	$546,552

INSURANCE EXPENSES

(in thousands)	2011	2010	2009
Loss and settlement expenses:
Casualty	$85,091	$114,861	$123,366
Property	101,969	82,463	68,606
Surety	13,024	4,008	11,416
Segment totals before income taxes	$200,084	$201,332	$203,388
Policy acquisition costs:
Casualty	$67,495	$59,628	$69,956
Property	57,878	52,847	51,958
Surety	58,495	44,419	42,281
Segment totals before income taxes	$183,868	$156,894	$164,195
Other insurance expenses:
Casualty	$22,215	$20,474	$21,934
Property	13,481	12,042	11,550
Surety	8,616	6,068	6,284
Segment totals before income taxes	$44,312	$38,584	$39,768
Total	$428,264	$396,810	$407,351

NET EARNINGS (LOSSES)

(in thousands)	2011	2010	2009
Casualty	$61,397	$37,084	$50,701
Property	30,332	34,293	23,189
Surety	18,459	25,195	10,720
Net underwriting income	$110,188	$96,572	$84,610
Net investment income	63,681	66,799	67,346
Realized gains (losses)	17,036	23,243	(12,755)
General corporate expense and interest on debt	(13,816)	(14,048)	(13,991)
Equity in earnings of unconsolidated investees	6,497	7,101	5,052
Total earnings before income taxes	$183,586	$179,667	$130,262
Income taxes	$56,988	$51,470	$37,831
Total	$126,598	$128,197	$92,431

Schedule of net premiums earned by major product type

	Year ended December 31,
(in thousands)	2011	2010	2009
CASUALTY
General liability	$85,020	$96,659	$115,439
Commercial and personal umbrella	63,020	61,370	62,388
Commercial transportation	34,106	40,262	42,185
P&C package business	16,379	—	—
Executive products	14,665	13,624	13,936
Professional services	13,151	6,202	2,487
Specialty programs	4,325	7,188	21,577
Other casualty	5,532	6,742	7,945
Total	$236,198	$232,047	$265,957
PROPERTY
Commercial property	$80,743	$80,471	$81,828
Marine	51,654	47,981	52,470
Crop reinsurance	34,935	27,082	—
Property reinsurance	19,925	14,664	9,402
Other property	16,403	11,447	11,603
Total	$203,660	$181,645	$155,303
SURETY
Miscellaneous	$34,837	$24,855	$23,406
Contract	24,354	18,970	14,129
Commercial	21,317	18,869	16,550
Oil and gas	18,086	16,996	16,616
Total	$98,594	$79,690	$70,701
Grand total	$538,452	$493,382	$491,961

UNAUDITED INTERIM FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
UNAUDITED INTERIM FINANCIAL INFORMATION
Schedule of selected quarterly information

(in thousands, except per share data)	First	Second	Third	Fourth	Year
2011
Net premiums earned	$116,051	$130,826	$146,552	$145,023	$538,452
Net investment income	16,303	15,180	15,954	16,244	63,681
Net realized investment gains (losses)	4,472	10,050	(177)	2,691	17,036
Earnings before income taxes	40,821	67,730	34,907	40,128	183,586
Net earnings	27,706	44,992	23,969	29,931	126,598
Basic earnings per share(1)	$1.32	$2.13	$1.14	$1.42	$6.01
Diluted earnings per share(1)	$1.30	$2.11	$1.12	$1.39	$5.91
2010
Net premiums earned	$116,264	$121,758	$128,334	$127,026	$493,382
Net investment income	16,600	16,765	16,762	16,672	66,799
Net realized investment gains	6,463	4,291	4,527	7,962	23,243
Earnings before income taxes	36,272	51,081	41,433	50,881	179,667
Net earnings	25,177	34,248	28,244	40,528	128,197
Basic earnings per share(1)	$1.19	$1.63	$1.35	$1.93	$6.10
Diluted earnings per share(1)	$1.18	$1.61	$1.34	$1.91	$6.04

(1)	Since the weighted-average shares for the quarters are calculated independently of the weighted-average shares for the year, quarterly earnings per share may not total to annual earnings per share.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2011 company
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of insurance companies through which the entity conducts operations	4
RLI Ins.
DESCRIPTION OF BUSINESS
Number of states in which entity writes insurance	50
Mt. Hawley Insurance Company
DESCRIPTION OF BUSINESS
Number of states in which entity writes insurance	50
RIC
DESCRIPTION OF BUSINESS
Number of states in which entity writes insurance	48
Contractors Bonding and Insurance Company
DESCRIPTION OF BUSINESS
Number of states in which entity writes insurance	50

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ADOPTED ACCOUNTING STANDARDS
Reduction in book value per share (in dollars per share)	$ 1.24
Effects of the retrospective adoption on individual financial statement line items
Deferred policy acquisition costs, net		$ 52,105				$ 40,242				$ 52,105	$ 40,242	$ 40,510	$ 45,325
Income taxes - deferred		37,867				21,962				37,867	21,962
Retained earnings		807,893				812,150				807,893	812,150
Policy acquisition costs										183,868	156,894	164,195
Earnings before income taxes		40,128	34,907	67,730	40,821	50,881	41,433	51,081	36,272	183,586	179,667	130,262
Income tax expense - Deferred										7,464	37	14,144
Net earnings		29,931	23,969	44,992	27,706	40,528	28,244	34,248	25,177	126,598	128,197	92,431
Earnings per share:
Basic earnings per share (in dollars per share)		$ 1.42	$ 1.14	$ 2.13	$ 1.32	$ 1.93	$ 1.35	$ 1.63	$ 1.19	$ 6.01	$ 6.1	$ 4.29
Diluted earnings per share (in dollars per share)		$ 1.39	$ 1.12	$ 2.11	$ 1.3	$ 1.91	$ 1.34	$ 1.61	$ 1.18	$ 5.91	$ 6.04	$ 4.25
ASU 2010-26
ADOPTED ACCOUNTING STANDARDS
Number of capitalizable components of acquisition costs		4								4
ASU 2010-26 | As Previously Reported
Effects of the retrospective adoption on individual financial statement line items
Deferred policy acquisition costs, net		92,441				74,435				92,441	74,435
Income taxes - deferred		51,985				33,930				51,985	33,930
Retained earnings		834,111				834,375				834,111	834,375
Policy acquisition costs										177,725	158,071	162,020
Earnings before income taxes										189,729	178,490	132,437
Income tax expense - Deferred										9,614	(375)	14,905
Net earnings										130,591	127,432	93,845
Earnings per share:
Basic earnings per share (in dollars per share)										$ 6.2	$ 6.06	$ 4.35
Diluted earnings per share (in dollars per share)										$ 6.09	$ 6	$ 4.32
ASU 2010-26 | Effect of Change
Effects of the retrospective adoption on individual financial statement line items
Deferred policy acquisition costs, net		(40,336)				(34,193)				(40,336)	(34,193)
Income taxes - deferred		(14,118)				(11,968)				(14,118)	(11,968)
Retained earnings		(26,218)				(22,225)				(26,218)	(22,225)
Policy acquisition costs										6,143	(1,177)	2,175
Earnings before income taxes										(6,143)	1,177	(2,175)
Income tax expense - Deferred										(2,150)	412	(761)
Net earnings										$ (3,993)	$ 765	$ (1,414)
Earnings per share:
Basic earnings per share (in dollars per share)										$ (0.19)	$ 0.04	$ (0.06)
Diluted earnings per share (in dollars per share)										$ (0.18)	$ 0.04	$ (0.07)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2011 day category
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of categories for debt and equity securities	3
SHORT-TERM INVESTMENTS
Maximum original maturities of money market funds included in short-term investments (in days)	90
Available-For-Sale Securities
INVESTMENTS
Classification of debt securities portfolio (as a percent)	81.00%
Held-to-Maturity Securities
INVESTMENTS
Classification of debt securities portfolio (as a percent)	19.00%
Trading Securities | Maximum
INVESTMENTS
Classification of debt securities portfolio (as a percent)	1.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
Dec. 31, 2011 Y
Equipment
PROPERTY AND EQUIPMENT
Minimum useful life (in years)	3
Maximum useful life (in years)	10
Buildings and improvements
PROPERTY AND EQUIPMENT
Maximum useful life (in years)	30

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INVESTMENT IN UNCONSOLIDATED INVESTEES:
Interest in investee (as a percent)	40.00%
Investment amount	$ 49,968,000	$ 43,358,000
Investee earnings recorded in income	6,497,000	7,101,000	5,052,000
Maui Jim Inc.
INVESTMENT IN UNCONSOLIDATED INVESTEES:
Interest in investee (as a percent)	40.00%
Investment amount	50,000,000	43,400,000
Investee earnings recorded in income	6,500,000	7,100,000	5,100,000
Total investee net income	16,100,000	16,600,000	13,600,000
Additional summarized financial information for investee
Total assets	163,000,000	160,500,000
Total liabilities	62,400,000	75,400,000
Total equity	100,600,000	85,100,000
Undistributed earnings included in retained earnings	$ 36,800,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								8 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill
Goodwill	$ 60,482,000				$ 26,214,000				$ 60,482,000	$ 60,482,000	$ 26,214,000
Amortization of intangible assets									600,000
Basic EPS, Income (Numerator)
Income available to common shareholders	29,931,000	23,969,000	44,992,000	27,706,000	40,528,000	28,244,000	34,248,000	25,177,000		126,598,000	128,197,000	92,431,000
Diluted EPS, Income (Numerator)
Income available to common shareholders										126,598,000	128,197,000	92,431,000
Basic EPS, Weighted Average Shares (Denominator)
Number of shares outstanding										21,078	21,020	21,562
Diluted EPS, Weighted Average Shares (Denominator)
Number of shares outstanding										21,434	21,241	21,731
Basic EPS, Per Share Amount
Basic earnings per share (in dollars per share)	$ 1.42	$ 1.14	$ 2.13	$ 1.32	$ 1.93	$ 1.35	$ 1.63	$ 1.19		$ 6.01	$ 6.1	$ 4.29
Diluted EPS, Per Share Amount
Diluted earnings per share (in dollars per share)	$ 1.39	$ 1.12	$ 2.11	$ 1.3	$ 1.91	$ 1.34	$ 1.61	$ 1.18		$ 5.91	$ 6.04	$ 4.25
Effect of Dilutive Securities, Shares (Denominator)
Stock options (in shares)										356	221	169
COMPREHENSIVE EARNINGS
Tax rate used (as a percent)										35.00%	35.00%	35.00%
Other comprehensive income (loss), tax										11,500,000	10,000,000	33,500,000
Contractors Bonding and Insurance Company
Goodwill
Goodwill	34,300,000								34,300,000	34,300,000
Surety segment
Goodwill
Goodwill	$ 26,200,000				$ 26,200,000				$ 26,200,000	$ 26,200,000	$ 26,200,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011
California earthquake
Catastrophe Exposures
Catastrophe reinsurance	$ 300	$ 300
First-dollar retention	25	25
Non-California earthquake
Catastrophe Exposures
Catastrophe reinsurance	330	325
First-dollar retention	20	25
Hurricane
Catastrophe Exposures
Catastrophe reinsurance		225
First-dollar retention		25
Other perils
Catastrophe Exposures
Catastrophe reinsurance	230
First-dollar retention	$ 20

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) (Casualty segment, Environmental liability exposures, Maximum, USD $) In Millions, unless otherwise specified	36 Months Ended
Dec. 31, 2011
Casualty segment | Environmental liability exposures | Maximum
Environmental Exposures
Premiums written	$ 4

INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net investment income
Gross investment income									$ 68,298	$ 71,168	$ 71,660
Less investment expenses									(4,617)	(4,369)	(4,314)
Net investment income	16,244	15,954	15,180	16,303	16,672	16,762	16,765	16,600	63,681	66,799	67,346
Fixed income securities
Net investment income
Gross investment income									58,294	62,806	63,104
Equity securities
Net investment income
Gross investment income									9,957	8,192	7,965
Interest on cash and short-term investments
Net investment income
Gross investment income									$ 47	$ 170	$ 591

INVESTMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									$ 17,293	$ 23,243	$ 32,538
OTTI									(257)		(45,293)
Net realized investment gains (losses)	2,691	(177)	10,050	4,472	7,962	4,527	4,291	6,463	17,036	23,243	(12,755)
Net changes in unrealized gains (losses) on investments:									32,855	28,695	95,281
Net realized investment gains (losses) and changes in unrealized gains (losses) on investments									49,891	51,938	82,526
Available-For-Sale Securities
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									10,892	15,590	11,196
OTTI											(4,578)
Net changes in unrealized gains (losses) on investments:									22,393	4,879	45,777
Held-to-Maturity Securities
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									201	120	70
Trading Securities
INVESTMENTS
Net realized investment gains (losses), excluding OTTI										28	67
Equities
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									6,129	7,443	21,350
OTTI									(257)		(40,715)
Net changes in unrealized gains (losses) on investments:									10,462	23,816	49,504
Other
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									$ 71	$ 62	$ (145)

INVESTMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available-For-Sale Securities | SALES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales	$ 383,664	$ 323,887	$ 230,604
Gross Realized Gains	11,333	15,017	11,224
Gross Realized Losses	(487)	(59)	(1,598)
Net Realized Gain (Loss)	10,846	14,958	9,626
Available-For-Sale Securities | CALLS/MATURITIES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales	261,654	382,456	390,044
Gross Realized Gains	63	636	169
Gross Realized Losses	(17)	(4)	(11)
Net Realized Gain (Loss)	46	632	158
Held-to-Maturity Securities | CALLS/MATURITIES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales	258,493	249,927	60,412
Gross Realized Gains	201	120	70
Net Realized Gain (Loss)	201	120	70
Trading Securities | SALES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales		1,006	10,264
Gross Realized Gains		28	336
Gross Realized Losses			(269)
Net Realized Gain (Loss)		28	67
Trading Securities | CALLS/MATURITIES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales	6	3	628
Equities | SALES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales	40,092	35,559	178,098
Gross Realized Gains	8,483	8,525	21,350
Gross Realized Losses	(2,354)	(1,082)	(14,481)
Net Realized Gain (Loss)	$ 6,129	$ 7,443	$ 6,869

INVESTMENTS (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets measured at Fair Value
Trading securities:	$ 7	$ 15
Available-for-sale securities:	1,535,006	1,453,961
Non-U.S. govt. & agency
Assets measured at Fair Value
Available-for-sale securities:	6,697	1,557
US Government Agencies Debt Securities [Member]
Assets measured at Fair Value
Available-for-sale securities:	113,819	102,213
Equities
Assets measured at Fair Value
Available-for-sale securities:	388,689	321,897
Fair value measured on recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets measured at Fair Value
Available-for-sale securities:	388,689	321,897
Total assets at fair value	388,689	321,897
Fair value measured on recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equities
Assets measured at Fair Value
Available-for-sale securities:	388,689	321,897
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2)
Assets measured at Fair Value
Trading securities:	7	15
Available-for-sale securities:	1,146,317	1,132,064
Total assets at fair value	1,146,324	1,132,079
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | Mortgage-backed:
Assets measured at Fair Value
Trading securities:	7	15
Available-for-sale securities:	248,986	254,141
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | ABS/CMO:
Assets measured at Fair Value
Available-for-sale securities:	56,953	49,915
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | Non-U.S. govt. & agency
Assets measured at Fair Value
Available-for-sale securities:	6,697	1,557
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | US Treasury Securities [Member]
Assets measured at Fair Value
Available-for-sale securities:	16,172	15,824
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | US Government Agencies Debt Securities [Member]
Assets measured at Fair Value
Available-for-sale securities:	113,819	102,213
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | Corporates
Assets measured at Fair Value
Available-for-sale securities:	467,100	471,376
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | Municipals
Assets measured at Fair Value
Available-for-sale securities:	236,590	237,038
Fair value measured on recurring basis | Total
Assets measured at Fair Value
Trading securities:	7	15
Available-for-sale securities:	1,535,006	1,453,961
Total assets at fair value	1,535,013	1,453,976
Fair value measured on recurring basis | Total | Mortgage-backed:
Assets measured at Fair Value
Trading securities:	7	15
Available-for-sale securities:	248,986	254,141
Fair value measured on recurring basis | Total | ABS/CMO:
Assets measured at Fair Value
Available-for-sale securities:	56,953	49,915
Fair value measured on recurring basis | Total | Non-U.S. govt. & agency
Assets measured at Fair Value
Available-for-sale securities:	6,697	1,557
Fair value measured on recurring basis | Total | US Treasury Securities [Member]
Assets measured at Fair Value
Available-for-sale securities:	16,172	15,824
Fair value measured on recurring basis | Total | US Government Agencies Debt Securities [Member]
Assets measured at Fair Value
Available-for-sale securities:	113,819	102,213
Fair value measured on recurring basis | Total | Corporates
Assets measured at Fair Value
Available-for-sale securities:	467,100	471,376
Fair value measured on recurring basis | Total | Municipals
Assets measured at Fair Value
Available-for-sale securities:	236,590	237,038
Fair value measured on recurring basis | Total | Equities
Assets measured at Fair Value
Available-for-sale securities:	$ 388,689	$ 321,897

INVESTMENTS (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale
Amortized Cost	$ 1,355,128	$ 1,306,938
Fair Value	1,535,006	1,453,961
Gross Unrealized Gains	186,067	155,358
Gross Unrealized Losses	(6,189)	(8,335)
Held-to-maturity
Amortized Cost	260,226	309,258
Fair Value	260,981	303,384
Gross Unrecognized Gains	1,219	939
Gross Unrecognized Losses	(464)	(6,813)
Trading securities
Amortized Cost	7	13
Fair Value	7	15
Total fixed income and equity securities
Amortized Cost	1,615,361	1,616,209
Fair Value	1,795,994	1,757,360
Gross Unrealized Gains	187,286	156,297
Gross Unrealized Losses	(6,653)	(15,148)
U.S. treasuries
Available-for-sale
Amortized Cost	15,721	15,771
Fair Value	16,172	15,824
Gross Unrealized Gains	459	244
Gross Unrealized Losses	(8)	(191)
U.S. Agencies:
Available-for-sale
Amortized Cost	112,975	103,133
Fair Value	113,819	102,213
Gross Unrealized Gains	844	869
Gross Unrealized Losses		(1,789)
Held-to-maturity
Amortized Cost	243,571	288,407
Fair Value	244,656	282,326
Gross Unrecognized Gains	1,085	607
Gross Unrecognized Losses		(6,688)
Non-U.S. govt. & agency
Available-for-sale
Amortized Cost	6,403	1,442
Fair Value	6,697	1,557
Gross Unrealized Gains	294	115
Mtge/ABS/CMO
Available-for-sale
Amortized Cost	287,459	290,858
Fair Value	305,939	304,056
Gross Unrealized Gains	18,480	14,041
Gross Unrealized Losses		(843)
Trading securities
Amortized Cost	7	13
Fair Value	7	15
Corporate:
Available-for-sale
Amortized Cost	439,079	448,209
Fair Value	467,100	471,376
Gross Unrealized Gains	31,640	26,144
Gross Unrealized Losses	(3,619)	(2,977)
Held-to-maturity
Amortized Cost	15,000	15,000
Fair Value	14,536	14,975
Gross Unrecognized Gains		100
Gross Unrecognized Losses	(464)	(125)
States, political subdivisions & revenues
Available-for-sale
Amortized Cost	224,091	234,456
Fair Value	236,590	237,038
Gross Unrealized Gains	12,517	4,823
Gross Unrealized Losses	(18)	(2,241)
Held-to-maturity
Amortized Cost	1,655	5,851
Fair Value	1,789	6,083
Gross Unrecognized Gains	134	232
Fixed maturities
Available-for-sale
Amortized Cost	1,085,728	1,093,869
Fair Value	1,146,317	1,132,064
Gross Unrealized Gains	64,234	46,236
Gross Unrealized Losses	(3,645)	(8,041)
Equity securities
Available-for-sale
Amortized Cost	269,400	213,069
Fair Value	388,689	321,897
Gross Unrealized Gains	121,833	109,122
Gross Unrealized Losses	$ (2,544)	$ (294)

INVESTMENTS (Details 6) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortized cost of available-for-sale debt securities by contractual maturity
Due in one year or less	$ 11,716,000
Due after one year through five years	125,067,000
Due after five years through 10 years	501,379,000
Due after 10 years	160,107,000
Total amortized cost	1,085,728,000	1,093,869,000
Fair value of available-for-sale debt securities by contractual maturity
Due in one year or less	11,895,000
Due after one year through five years	131,826,000
Due after five years through 10 years	531,527,000
Due after 10 years	165,130,000
Total fair value	1,146,317,000	1,132,064,000
Amortized cost of debt securities held-to-maturity by contractual maturity
Due in one year or less	2,001,000
Due after one year through five years	3,632,000
Due after five years through 10 years	16,793,000
Due after 10 years	237,800,000
Total amortized cost	260,226,000
Fair value of debt securities held-to-maturity by contractual maturity
Due in one year or less	2,058,000
Due after one year through five years	3,927,000
Due after five years through 10 years	16,837,000
Due after 10 years	238,159,000
Total fair value	260,981,000
Amortized cost of trading debt securities by contractual maturity
Total amortized cost	7,000	13,000
Fair value of trading debt securities by contractual maturity
Total fair value	7,000	15,000
Amortized cost of debt securities by contractual maturity
Due in one year or less	13,717,000
Due after one year through five years	128,699,000
Due after five years through 10 years	518,172,000
Due after 10 years	397,907,000
Total amortized Cost	1,345,961,000
Fair value of debt securities by contractual maturity
Due in one year or less	13,953,000
Due after one year through five years	135,753,000
Due after five years through 10 years	548,364,000
Due after 10 years	403,289,000
Total fair value	1,407,305,000
Net unrealized appreciation of available-for-sale fixed maturities and equity securities	179,900,000	147,000,000	118,300,000
Mtge/ABS/CMO
Amortized cost of available-for-sale debt securities by contractual maturity
Total amortized cost	287,459,000
Fair value of available-for-sale debt securities by contractual maturity
Total fair value	305,939,000
Amortized cost of trading debt securities by contractual maturity
Total amortized cost	7,000	13,000
Fair value of trading debt securities by contractual maturity
Total fair value	7,000	15,000
Amortized cost of debt securities by contractual maturity
Total amortized Cost	287,466,000
Fair value of debt securities by contractual maturity
Total fair value	$ 305,946,000

INVESTMENTS (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010
Fair value
Less than 12 months	$ 80,439,000		$ 544,913,000
Greater than 12 months	29,748,000		2,947,000
Total fair value	110,187,000		547,860,000
Cost or amortized cost
Less than 12 months	85,421,000		559,946,000
Greater than 12 months	31,419,000		3,062,000
Total Cost or amortized cost	116,840,000		563,008,000
Unrealized Loss
Less than 12 months	(4,982,000)		(15,033,000)
Greater than 12 months	(1,671,000)		(115,000)
Total Unrealized Loss	(6,653,000)		(15,148,000)
Other-than-temporary impairment charges	257,000	45,293,000
Fixed maturities and short-term investments on deposit with either regulatory authorities or banks	23,200,000
Maximum
Unrealized Loss
Fixed maturities held in trust	100,000
Debt securities:
Fair value
Less than 12 months	54,487,000		538,835,000
Greater than 12 months	29,748,000		2,947,000
Total fair value	84,235,000		541,782,000
Cost or amortized cost
Less than 12 months	56,925,000		553,574,000
Greater than 12 months	31,419,000		3,062,000
Total Cost or amortized cost	88,344,000		556,636,000
Unrealized Loss
Less than 12 months	(2,438,000)		(14,739,000)
Greater than 12 months	(1,671,000)		(115,000)
Total Unrealized Loss	(4,109,000)		(14,854,000)
Number of unrealized loss positions	27
Number of securities in unrealized loss positions for 12 months or longer	9
U.S Government:
Fair value
Less than 12 months	5,023,000		5,689,000
Total fair value	5,023,000		5,689,000
Cost or amortized cost
Less than 12 months	5,031,000		5,880,000
Total Cost or amortized cost	5,031,000		5,880,000
Unrealized Loss
Less than 12 months	(8,000)		(191,000)
Total Unrealized Loss	(8,000)		(191,000)
U.S. Agencies:
Fair value
Less than 12 months			295,897,000
Total fair value			295,897,000
Cost or amortized cost
Less than 12 months			304,374,000
Total Cost or amortized cost			304,374,000
Unrealized Loss
Less than 12 months			(8,477,000)
Total Unrealized Loss			(8,477,000)
Mortgage-backed:
Fair value
Less than 12 months			43,852,000
Total fair value			43,852,000
Cost or amortized cost
Less than 12 months			44,659,000
Total Cost or amortized cost			44,659,000
Unrealized Loss
Less than 12 months			(807,000)
Total Unrealized Loss			(807,000)
ABS/CMO:
Fair value
Less than 12 months			2,160,000
Total fair value			2,160,000
Cost or amortized cost
Less than 12 months			2,196,000
Total Cost or amortized cost			2,196,000
Unrealized Loss
Less than 12 months			(36,000)
Total Unrealized Loss			(36,000)
Corporate:
Fair value
Less than 12 months	49,464,000		110,772,000
Greater than 12 months	28,698,000		1,951,000
Total fair value	78,162,000		112,723,000
Cost or amortized cost
Less than 12 months	51,894,000		113,813,000
Greater than 12 months	30,351,000		2,012,000
Total Cost or amortized cost	82,245,000		115,825,000
Unrealized Loss
Less than 12 months	(2,430,000)		(3,041,000)
Greater than 12 months	(1,653,000)		(61,000)
Total Unrealized Loss	(4,083,000)		(3,102,000)
States, political subdivisions, and revenues:
Fair value
Less than 12 months			80,465,000
Greater than 12 months	1,050,000		996,000
Total fair value	1,050,000		81,461,000
Cost or amortized cost
Less than 12 months			82,652,000
Greater than 12 months	1,068,000		1,050,000
Total Cost or amortized cost	1,068,000		83,702,000
Unrealized Loss
Less than 12 months			(2,187,000)
Greater than 12 months	(18,000)		(54,000)
Total Unrealized Loss	(18,000)		(2,241,000)
Common Stock:
Fair value
Less than 12 months	25,952,000		6,078,000
Total fair value	25,952,000		6,078,000
Cost or amortized cost
Less than 12 months	28,496,000		6,372,000
Total Cost or amortized cost	28,496,000		6,372,000
Unrealized Loss
Less than 12 months	(2,544,000)		(294,000)
Total Unrealized Loss	$ (2,544,000)		$ (294,000)
Number of unrealized loss positions	25
Maximum number of consecutive months for securities with unrealized losses greater than 20 percent	6
Common Stock: | Maximum
Unrealized Loss
Maximum percentage of unrealized loss to portfolio for more than six consecutive months	20.00%

POLICY ACQUISITION COSTS (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Policy acquisition costs deferred and amortized to income
Deferred policy acquisition costs (DAC), beginning of year	$ 52,105,000	$ 40,242,000	$ 40,510,000	$ 45,325,000
VOBA*, CBIC - Acquisition date		10,822,000
Deferred:
Direct commissions		116,206,000	101,523,000	100,727,000
Premium taxes		8,725,000	6,809,000	6,596,000
Ceding commissions		(24,721,000)	(24,472,000)	(26,156,000)
Net deferred		100,210,000	83,860,000	81,167,000
Amortized		99,169,000	84,128,000	85,982,000
DAC/VOBA*, end of year		52,105,000	40,242,000	40,510,000
Policy acquisition costs:
Amortized to expense - DAC		91,499,000	84,128,000	85,982,000
Amortized to expense - VOBA		7,670,000
Period costs:
Ceding commission - contingent		(2,207,000)	(2,203,000)	(1,998,000)
Other underwriting expenses		80,022,000	67,030,000	69,496,000
Other		6,884,000	7,939,000	10,715,000
Total policy acquisition costs		183,868,000	156,894,000	164,195,000
After tax decrease in adjustment to consolidated shareholders' equity	$ 26,200,000
Reduction in book value per share (in dollars per share)	$ 1.24

DEBT (Details) (USD $)	12 Months Ended			1 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2003 Senior Notes	Dec. 31, 2011 Senior Notes	Dec. 31, 2010 Senior Notes	Dec. 31, 2009 Senior Notes	Dec. 31, 2011 Revolving line of credit Y
Debt
Outstanding long-term senior notes	$ 100,000,000	$ 100,000,000			$ 100,000,000
Issue of senior notes by public debt offering				100,000,000
Stated interest rate, payable semi-annually					5.95%
Proceeds from issuance of debt, net of discount and commission				98,900,000
Capital contributions made to insurance subsidiaries				65,000,000
Estimated fair value of senior notes					106,600,000
Borrowing capacity under revolving line of credit facility								25,000,000
Maximum borrowing capacity conditional expansion								50,000,000
Term of facility (in years)								3
Average interest rate on debt (as a percent)	6.02%	6.02%	6.02%		6.02%	6.02%	6.02%
Interest paid on outstanding debt	$ 6,050,000	$ 6,050,000	$ 6,050,000

REINSURANCE (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REINSURANCE
Maximum amount beyond which net loss on any individual risk is limited through the purchase of reinsurance	$ 3,000,000								$ 3,000,000
Reinsurance retentions, low end of range	200,000								200,000
Reinsurance retentions, high end of range	8,800,000								8,800,000
WRITTEN
Direct									629,727,000	586,624,000	614,887,000
Reinsurance assumed									72,380,000	49,692,000	16,313,000
Reinsurance ceded									(152,469,000)	(151,176,000)	(161,284,000)
Net									549,638,000	485,140,000	469,916,000
EARNED
Direct									625,963,000	599,669,000	640,034,000
Reinsurance assumed									66,984,000	47,637,000	14,289,000
Reinsurance ceded									(154,495,000)	(153,924,000)	(162,362,000)
Net	145,023,000	146,552,000	130,826,000	116,051,000	127,026,000	128,334,000	121,758,000	116,264,000	538,452,000	493,382,000	491,961,000
LOSSES AND SETTLEMENT EXPENSES INCURRED
Direct									180,768,000	265,903,000	245,671,000
Reinsurance assumed									60,076,000	29,586,000	9,696,000
Reinsurance ceded									(40,760,000)	(94,157,000)	(51,979,000)
Net									$ 200,084,000	$ 201,332,000	$ 203,388,000

REINSURANCE (Details 2) (USD $)	Dec. 31, 2011 Y reinsurer	Dec. 31, 2010
REINSURANCE
Prepaid reinsurance premiums and recoverables on paid and unpaid losses and settlement expenses	$ 389,900,000
Minimum percentage of reinsurance recoverables due from companies with financial strength ratings of "A" or better by A.M. Best and S&P rating services	95.00%
Number of top reinsurers	10
Reinsurance balances recoverable as a percentage of shareholder's equity, threshold for disclosure	2.00%
Net reinsurance balances recoverable
Amount of allowance for uncollectible amounts on paid recoverables	13,653,000	14,128,000
Reinsurance balances recoverable on unpaid losses and settlement expenses, allowances for uncollectible amounts	14,820,000	15,065,000
Threshold period for including reinsurance receivables in the allowance for uncollectible amounts (in years)	1
Crop reinsurance business
Net reinsurance balances recoverable
Premiums and reinsurance balances receivable beyond one year	31,300,000
Munich Re / HSB
Net reinsurance balances recoverable
Amounts Recoverable	69,014,000
Endurance Re
Net reinsurance balances recoverable
Amounts Recoverable	57,486,000
Axis Re
Net reinsurance balances recoverable
Amounts Recoverable	30,034,000
Transatlantic Re
Net reinsurance balances recoverable
Amounts Recoverable	26,889,000
Aspen UK Ltd.
Net reinsurance balances recoverable
Amounts Recoverable	26,738,000
Swiss Re /Westport Ins. Corp.
Net reinsurance balances recoverable
Amounts Recoverable	25,770,000
Gen Re
Net reinsurance balances recoverable
Amounts Recoverable	23,634,000
Berkley Insurance Co.
Net reinsurance balances recoverable
Amounts Recoverable	18,455,000
Lloyds of London
Net reinsurance balances recoverable
Amounts Recoverable	15,118,000
Toa-Re
Net reinsurance balances recoverable
Amounts Recoverable	$ 13,510,000

HISTORICAL LOSS AND LAE DEVELOPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 28, 2011
Unpaid losses and LAE at beginning of year:
Gross	$ 1,173,943	$ 1,146,460	$ 1,159,311	$ 72,387
Ceded	(354,163)	(336,392)	(350,284)	(18,881)
Net	819,780	810,068	809,027	53,506
Increase (decrease) in incurred losses and LAE:
Current accident year	310,145	284,575	269,965
Prior accident years	(110,061)	(83,243)	(66,577)
Total incurred	200,084	201,332	203,388
Loss and LAE payments for claims incurred:
Current accident year	(89,924)	(43,945)	(41,890)
Prior accident year	(186,537)	(147,675)	(160,457)
Total paid	(276,461)	(191,620)	(202,347)
Net unpaid losses and LAE at end of year	796,909	819,780	810,068	53,506
Unpaid losses and LAE at end of year:
Gross	1,150,714	1,173,943	1,146,460	72,387
Ceded	(353,805)	(354,163)	(336,392)	(18,881)
Net	$ 796,909	$ 819,780	$ 810,068	$ 53,506

HISTORICAL LOSS AND LAE DEVELOPMENT (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	$ (110,061)	$ (83,243)	$ (66,577)
Casualty
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(83,892)	(64,602)	(65,523)
Casualty | Asbestos and environmental exposures
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	1,500
Casualty | Personal umbrella
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(7,700)	(17,700)	(11,200)
Casualty | Transportation
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(6,900)	(11,600)	(10,100)
Casualty | Executive products
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total		(9,100)
Casualty | General liability
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(37,300)		(38,200)
Casualty | Program business
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total			4,500
Casualty | Runoff casualty business
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(6,200)		5,200
Casualty | Commercial umbrella products
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(15,100)
Property
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(18,453)	(8,271)	3,434
Property | Northridge earthquake
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(7,000)
Property | 2008 hurricanes and Midwest flood
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total			(4,200)
Property | Marine business
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(8,500)	(4,600)	11,400
Surety
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(7,716)	(10,370)	(4,488)
Surety | Contract surety product
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(3,900)	(5,400)	(3,400)
Surety | Energy surety product
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(2,200)
Surety | Commercial surety product
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	$ (2,000)	$ (3,700)	$ (1,500)

HISTORICAL LOSS AND LAE DEVELOPMENT (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 28, 2011	Dec. 31, 2008
Unpaid losses and LAE at end of year:
Gross	$ 1,150,714,000	$ 1,173,943,000	$ 1,146,460,000	$ 72,387,000	$ 1,159,311,000
Ceded	(353,805,000)	(354,163,000)	(336,392,000)	(18,881,000)	(350,284,000)
Net	796,909,000	819,780,000	810,068,000	53,506,000	809,027,000
Direct incurred losses	180,768,000	265,903,000	245,671,000
Environmental, Asbestos and Mass Tort Claims
Loss and LAE payments (cumulative)
Gross	91,079,000	86,453,000	75,544,000
Ceded	(48,039,000)	(43,015,000)	(41,639,000)
Net	43,040,000	43,438,000	33,905,000
Unpaid losses and LAE at end of year:
Gross	66,429,000	72,243,000	68,198,000
Ceded	(31,633,000)	(36,895,000)	(20,142,000)
Net	34,796,000	35,348,000	48,056,000
Direct incurred losses	2,800,000
Net incurred losses	2,900,000
Mass tort claim activity from the 1980s associated with Underwriter's Indemnity Company (UIC)
Unpaid losses and LAE at end of year:
Direct incurred losses		3,900,000
Net incurred losses		700,000
Asbestos claims
Unpaid losses and LAE at end of year:
Number of claims	2	4
Gross claims paid		1,500,000
Net claims paid		$ 1,200,000
Mass tort claim
Unpaid losses and LAE at end of year:
Number of claims	1

INCOME TAXES (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2010	Sep. 30, 2008	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Tax discounting of claim reserves	$ 30,541,000		$ 26,781,000	$ 30,541,000
Unearned premium offset	16,723,000		19,575,000	16,723,000
Deferred compensation	5,496,000		8,746,000	5,496,000
Stock option expense	3,577,000		3,954,000	3,577,000
NOL carryforward			5,486,000
Other	264,000		298,000	264,000
Deferred tax assets before allowance	56,601,000		64,840,000	56,601,000
Total deferred tax assets	56,601,000		64,840,000	56,601,000
Deferred tax liabilities:
Net unrealized appreciation of securities	51,544,000		63,274,000	51,544,000
Deferred policy acquisition costs	14,084,000		18,236,000	14,084,000
Book/tax depreciation	1,359,000		2,122,000	1,359,000
Intangible assets from CBIC acquisition			4,869,000
Undistributed earnings of unconsolidated investee	11,380,000		13,016,000	11,380,000
Other	196,000		1,190,000	196,000
Total deferred tax liabilities	78,563,000		102,707,000	78,563,000
Net deferred tax liability	(21,962,000)		(37,867,000)	(21,962,000)
U.S. federal tax rate (as a percent)			35.00%	35.00%	35.00%
Reconciliation of income tax expense attributable to income from operations with amounts computed by applying the U.S. federal tax rate to pretax income from continuing operations
Provision for income taxes at the statutory federal tax rates			64,255,000	62,883,000	45,592,000
Increase (reduction) in taxes resulting from:
Dividends received deduction			(1,980,000)	(1,628,000)	(1,449,000)
ESOP dividends paid deduction			(3,367,000)	(4,358,000)	(563,000)
Tax-exempt interest income			(2,412,000)	(3,221,000)	(5,171,000)
Other items, net			492,000	(2,206,000)	(578,000)
Total			56,988,000	51,470,000	37,831,000
Effective tax rates (as a percent)			31.00%	28.60%	29.00%
Tax benefit recognized from special dividend paid to ESOP			2,700,000	3,600,000
Effective rate reduction due to special dividend paid to ESOP (as a percent)			1.50%	2.00%
Capital gains rate (as a percent)			35.00%
Non-recurring dividend received	7,900,000	4,000,000		7,920,000
Recognized tax benefit from non-recurring dividend received	2,200,000
Rate applicable to affiliated dividends (as a percent)	7.00%
Effective rate reduction due to non-recurring dividend received (as a percent)				1.00%
Expected effective tax rate when deferred items reverse in future years (as a percent)			35.00%
Federal and state income taxes paid			$ 50,500,000	$ 52,000,000	$ 30,800,000

EMPLOYEE BENEFITS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
EMPLOYEE BENEFITS
Annual expenses for incentive plans	$ 17.4	$ 16	$ 15.5
ESOP and 401(k) Plans
Employee Stock Ownership, 401(K) And Deferred Compensation Plan
Vesting period of profit sharing contributions (in years)	3
Expenses recognized	10.6	8.3	8.7
Employee Stock Ownership Plan (ESOP)
Employee Stock Ownership, 401(K) And Deferred Compensation Plan
Shares purchased under defined contribution plan	89,783	113,006	103,357
Average price of shares purchased (in dollars per share)	$ 57.64	$ 51.1	$ 55.6
Aggregate price of shares purchased	5.2	5.8	5.7
Shares held by the ESOP	1,608,935
Employee 401(k) Plans
Employee Stock Ownership, 401(K) And Deferred Compensation Plan
Employer contribution as a percent of eligible compensation	3.00%
Vesting percentage in basic and voluntary contributions	100.00%
Deferred compensation plan
Employee Stock Ownership, 401(K) And Deferred Compensation Plan
Shares purchased under defined contribution plan	9,781	5,518	13,580
Average price of shares purchased (in dollars per share)	$ 59.49	$ 55.46	$ 51.96
Aggregate price of shares purchased	0.6	0.3	0.7
Assets held under trust	$ 23.7

EMPLOYEE BENEFITS (Details 2) (USD $)	1 Months Ended						12 Months Ended									12 Months Ended
	Dec. 31, 2011 Y	Nov. 30, 2011	May 31, 2011	Dec. 31, 2010 Y	May 31, 2010	May 31, 2009	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2011 RLI Corp. Long-Term Incentive Plan (LTIP) and Omnibus Stock Plan	Dec. 31, 2011 RLI Corp. Long-Term Incentive Plan (LTIP) and Omnibus Stock Plan Outside director	Dec. 31, 2010 RLI Corp. Long-Term Incentive Plan (LTIP) and Omnibus Stock Plan Outside director	Dec. 31, 2009 RLI Corp. Long-Term Incentive Plan (LTIP) and Omnibus Stock Plan Outside director	Dec. 31, 2011 Omnibus Stock Plan	Dec. 31, 2005 Omnibus Stock Plan	Dec. 31, 2011 RLI Corp. Long-Term Incentive Plan (LTIP) Y
Stock based compensation
Shares authorized for grant															1,500,000	2,000,000
Stock options granted to date (in shares)														1,228,139		505,000
Award vesting period (in years)										5 years
Term of options (in years)										P8Y
Term of options granted prior to 2009 (in years)										P10Y
Age and period of service of the participant to be eligible for retirement (in years)																75
Special dividend declared (in dollars per share)		$ 5		$ 7
Special dividend paid (in dollars per share)	$ 5			$ 7
Nonqualified options as percentage of options outstanding							98.00%
Weighted Number of Options Outstanding
Outstanding options at the beginning of the period (in shares)							1,524,982	1,583,803	1,429,128
Options granted (in shares)			201,000		167,150	211,050	297,950	223,150	261,000		1,541	2,474	4,852			297,950
Special dividend (in shares)							1,541	5,398
Options exercised (in shares)							(515,317)	(244,505)	(82,415)
Options cancelled/forfeited (in shares)							(28,290)	(42,864)	(23,910)
Outstanding options at the end of the period (in shares)	1,280,866			1,524,982			1,280,866	1,524,982	1,583,803
Exercisable options at the end of the period (in shares)	603,936			833,331			603,936	833,331	906,172
Weighted Average Exercise Price
Outstanding options at the beginning of the period (in dollars per share)							$ 41.32	$ 44.73	$ 43.35
Options granted (in dollars per share)	$ 55.03			$ 49.07			$ 55.03	$ 49.07	$ 47.97		$ 54.95	$ 55.2	$ 51.83
Special dividend (in dollars per share)	$ 32.16			$ 34.25			$ 32.16	$ 34.25
Options exercised (in dollars per share)	$ 34.61			$ 28.95			$ 34.61	$ 28.95	$ 28.87
Options canceled/forfeited (in dollars per share)	$ 41.64			$ 40.15			$ 41.64	$ 40.15	$ 51.82
Outstanding options at the end of the period (in dollars per share)	$ 43.23			$ 41.32			$ 43.23	$ 41.32	$ 44.73
Exercisable options at the end of the period (in dollars per share)	$ 39.8			$ 37.96			$ 39.8	$ 37.96	$ 40.17
Weighted Average Remaining Contractual Life
Weighted-average remaining contractual term of options outstanding (in years)	5.62			5.79			5.62	5.79	5.99
Weighted-average remaining contractual term of exercisable options (in years)							4.54	4.86	4.78
Aggregate Intrinsic Value
Options exercised (in dollars)							$ 12,764,000	$ 6,467,000	$ 1,961,000
Outstanding options at the end of the period (in dollars)	37,949,000			17,161,000			37,949,000	17,161,000	13,487,000
Exercisable options at the end of the period (in dollars)	19,965,000			12,176,000			19,965,000	12,176,000	11,850,000
Average fair value of options granted (in dollars per share)			$ 12.92		$ 13.42	$ 10.82	$ 12.91	$ 13.2	$ 11.4
Stock-based compensation expenses (in dollars)							3,500,000	3,100,000	2,900,000		84,676	100,000	300,000
Income tax benefit from stock-based compensation							1,200,000	1,100,000	1,000,000
Unrecognized stock-based compensation expense (in dollars)	$ 3,600,000			$ 3,700,000			$ 3,600,000	$ 3,700,000	$ 4,100,000
Weighted average grant date assumptions and weighted average fair value
Weighted-average fair value of grants (in dollars per share)			$ 12.92		$ 13.42	$ 10.82	$ 12.91	$ 13.2	$ 11.4
Risk-free interest rates (as a percent)							2.06%	2.58%	2.10%
Dividend yield (as a percent)							1.89%	1.74%	1.61%
Expected volatility (as a percent)							25.68%	25.91%	26.19%
Expected option life (in years)							5.54	5.61	5.73
Period for which annualized dividends is considered to calculate dividend yield (in years)							5
Period for which volatility is considered to calculate the expected volatility (in years)							1
POST-RETIREMENT BENEFITS OTHER THAN PENSION
Retirement age, minimum (in years)							55
Service period, minimum (in years)							20
Medical coverage termination, threshold age (in years)							65

STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS (Details) (USD $)	3 Months Ended								12 Months Ended				12 Months Ended			1 Months Ended				12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Mt. Hawley Insurance Company	Dec. 31, 2011 Insurance subsidiaries	Dec. 31, 2010 Insurance subsidiaries	Dec. 31, 2009 Insurance subsidiaries	Dec. 31, 2011 RLI Ins.	Oct. 31, 2011 RLI Ins.	Jun. 30, 2011 RLI Ins.	Dec. 31, 2010 RLI Ins.	Dec. 31, 2011 RLI Ins.	Dec. 31, 2010 RLI Ins.	Dec. 31, 2011 Common Stock: Mt. Hawley Insurance Company
Statutory information and dividend restrictions
Cost basis of RLI stock held by the subsidiary												$ 64,600,000
Selected information for insurance subsidiaries
Consolidated net income, statutory basis													118,922,000	143,091,000	116,332,000
Consolidated surplus, statutory basis													710,186,000	732,379,000	784,161,000							14,700,000
Dividend restriction as percentage of policyholder surplus																				10.00%
Net income	29,931,000	23,969,000	44,992,000	27,706,000	40,528,000	28,244,000	34,248,000	25,177,000	126,598,000	128,197,000	92,431,000									139,000,000
Maximum dividend distribution that can be paid without prior approval of regulatory authority																139,000,000			129,300,000	139,000,000	129,300,000
Total cash dividends paid																125,000,000		25,000,000	150,000,000	150,000,000	208,000,000
Extraordinary dividend paid after seeking and receiving approval from the Illinois regulatory authorities																	$ 150,000,000	$ 150,000,000

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
COMMITMENTS AND CONTINGENT LIABILITIES
Expense associated with capital and operating leases	$ 5,000,000	$ 4,200,000	$ 4,100,000
Minimum future rental payments under noncancellable leases
2012	4,328,000
2013	3,348,000
2014	3,361,000
2015	2,581,000
2016	1,647,000
2017-2019	1,694,000
Total minimum future rental payments	$ 16,959,000

OPERATING SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING SEGMENT INFORMATION
Ownership percentage in Maui Jim Inc.	40.00%								40.00%
REVENUE
Net premiums earned	$ 145,023	$ 146,552	$ 130,826	$ 116,051	$ 127,026	$ 128,334	$ 121,758	$ 116,264	$ 538,452	$ 493,382	$ 491,961
Net investment income	16,244	15,954	15,180	16,303	16,672	16,762	16,765	16,600	63,681	66,799	67,346
Net realized gains (losses)	2,691	(177)	10,050	4,472	7,962	4,527	4,291	6,463	17,036	23,243	(12,755)
Consolidated revenue									619,169	583,424	546,552
INSURANCE EXPENSES
Losses and settlement expenses									200,084	201,332	203,388
Policy acquisition costs									183,868	156,894	164,195
Other insurance expenses									44,312	38,584	39,768
Insurance expenses									428,264	396,810	407,351
NET EARNINGS
Net underwriting income									110,188	96,572	84,610
Net investment income	16,244	15,954	15,180	16,303	16,672	16,762	16,765	16,600	63,681	66,799	67,346
Net realized gains (losses)	2,691	(177)	10,050	4,472	7,962	4,527	4,291	6,463	17,036	23,243	(12,755)
General corporate expense and interest on debt									(13,816)	(14,048)	(13,991)
Equity in earnings of unconsolidated investee									6,497	7,101	5,052
Earnings before income taxes	40,128	34,907	67,730	40,821	50,881	41,433	51,081	36,272	183,586	179,667	130,262
Income taxes									56,988	51,470	37,831
Net earnings	29,931	23,969	44,992	27,706	40,528	28,244	34,248	25,177	126,598	128,197	92,431
Casualty
REVENUE
Net premiums earned									236,198	232,047	265,957
INSURANCE EXPENSES
Losses and settlement expenses									85,091	114,861	123,366
Policy acquisition costs									67,495	59,628	69,956
Other insurance expenses									22,215	20,474	21,934
NET EARNINGS
Net underwriting income									61,397	37,084	50,701
Property
REVENUE
Net premiums earned									203,660	181,645	155,303
INSURANCE EXPENSES
Losses and settlement expenses									101,969	82,463	68,606
Policy acquisition costs									57,878	52,847	51,958
Other insurance expenses									13,481	12,042	11,550
NET EARNINGS
Net underwriting income									30,332	34,293	23,189
Surety
REVENUE
Net premiums earned									98,594	79,690	70,701
INSURANCE EXPENSES
Losses and settlement expenses									13,024	4,008	11,416
Policy acquisition costs									58,495	44,419	42,281
Other insurance expenses									8,616	6,068	6,284
NET EARNINGS
Net underwriting income									$ 18,459	$ 25,195	$ 10,720

OPERATING SEGMENT INFORMATION (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue by major product
Net premiums earned	$ 145,023,000	$ 146,552,000	$ 130,826,000	$ 116,051,000	$ 127,026,000	$ 128,334,000	$ 121,758,000	$ 116,264,000	$ 538,452,000	$ 493,382,000	$ 491,961,000
Increase (decrease) in segment revenue due to reclassification of business division									800,000
Decrease in net earnings due to reclassification of business division									1,100,000
Casualty
Revenue by major product
Net premiums earned									236,198,000	232,047,000	265,957,000
Casualty | General Liability
Revenue by major product
Net premiums earned									85,020,000	96,659,000	115,439,000
Casualty | Commercial and personal umbrella
Revenue by major product
Net premiums earned									63,020,000	61,370,000	62,388,000
Casualty | Commercial transportation
Revenue by major product
Net premiums earned									34,106,000	40,262,000	42,185,000
Casualty | P&C package business
Revenue by major product
Net premiums earned									16,379,000
Casualty | Executive products
Revenue by major product
Net premiums earned									14,665,000	13,624,000	13,936,000
Casualty | Professional services
Revenue by major product
Net premiums earned									13,151,000	6,202,000	2,487,000
Casualty | Specialty program business
Revenue by major product
Net premiums earned									4,325,000	7,188,000	21,577,000
Casualty | Other
Revenue by major product
Net premiums earned									5,532,000	6,742,000	7,945,000
Property
Revenue by major product
Net premiums earned									203,660,000	181,645,000	155,303,000
Property | Commercial property
Revenue by major product
Net premiums earned									80,743,000	80,471,000	81,828,000
Property | Marine
Revenue by major product
Net premiums earned									51,654,000	47,981,000	52,470,000
Property | Crop reinsurance
Revenue by major product
Net premiums earned									34,935,000	27,082,000
Property | Property reinsurance
Revenue by major product
Net premiums earned									19,925,000	14,664,000	9,402,000
Property | Other property
Revenue by major product
Net premiums earned									16,403,000	11,447,000	11,603,000
Surety
Revenue by major product
Net premiums earned									98,594,000	79,690,000	70,701,000
Surety | Miscellaneous
Revenue by major product
Net premiums earned									34,837,000	24,855,000	23,406,000
Surety | Contract
Revenue by major product
Net premiums earned									24,354,000	18,970,000	14,129,000
Surety | Commercial
Revenue by major product
Net premiums earned									21,317,000	18,869,000	16,550,000
Surety | Oil and gas
Revenue by major product
Net premiums earned									$ 18,086,000	$ 16,996,000	$ 16,616,000

UNAUDITED INTERIM FINANCIAL INFORMATION (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
UNAUDITED INTERIM FINANCIAL INFORMATION
Net premiums earned	$ 145,023	$ 146,552	$ 130,826	$ 116,051	$ 127,026	$ 128,334	$ 121,758	$ 116,264	$ 538,452	$ 493,382	$ 491,961
Net investment income	16,244	15,954	15,180	16,303	16,672	16,762	16,765	16,600	63,681	66,799	67,346
Net realized investment gains (losses)	2,691	(177)	10,050	4,472	7,962	4,527	4,291	6,463	17,036	23,243	(12,755)
Earnings before income taxes	40,128	34,907	67,730	40,821	50,881	41,433	51,081	36,272	183,586	179,667	130,262
Net earnings	$ 29,931	$ 23,969	$ 44,992	$ 27,706	$ 40,528	$ 28,244	$ 34,248	$ 25,177	$ 126,598	$ 128,197	$ 92,431
Basic earnings per share	$ 1.42	$ 1.14	$ 2.13	$ 1.32	$ 1.93	$ 1.35	$ 1.63	$ 1.19	$ 6.01	$ 6.1	$ 4.29
Diluted earnings per share	$ 1.39	$ 1.12	$ 2.11	$ 1.3	$ 1.91	$ 1.34	$ 1.61	$ 1.18	$ 5.91	$ 6.04	$ 4.25

ACQUISITION (Details) (USD $)	12 Months Ended				12 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Casualty	Dec. 31, 2010 Casualty	Dec. 31, 2009 Casualty	Dec. 31, 2011 Surety	Dec. 31, 2010 Surety	Dec. 31, 2009 Surety	Dec. 31, 2011 Contractors Bonding and Insurance Company Y person	Apr. 28, 2011 Contractors Bonding and Insurance Company	Dec. 31, 2011 Contractors Bonding and Insurance Company Casualty	Dec. 31, 2011 Contractors Bonding and Insurance Company Surety
Business acquisition
Business acquisition consideration paid in cash												$ 135,900,000
Number of contractors served by the acquiree (in persons)											30,000
Number of insurance agents and brokers served by the acquiree (in persons)											4,000
Amount of goodwill resulting from acquisition											20,400,000
Amount of separately identifiable intangible assets resulting from acquisition											14,500,000
Amount of separately identifiable intangible assets resulting from acquisition, net of related amortization											13,900,000
Valuation of insurance policies in force, including value of business acquired											10,800,000
Unearned premium (UEP) acquired											29,500,000
Percentage of unearned premium (UEP) acquired earned as revenue											70.00%
Unamortized unearned premium (UEP)	341,267,000	301,537,000									9,000,000
Unamortized value of business acquired (VOBA)	52,105,000	40,242,000	40,510,000	45,325,000							3,200,000
Business acquisition purchase accounting adjustments, maximum tenure (in years)											1
Premiums written											36,000,000		20,300,000	15,700,000
Underwriting loss	(110,188,000)	(96,572,000)	(84,610,000)		(61,397,000)	(37,084,000)	(50,701,000)	(18,459,000)	(25,195,000)	(10,720,000)	5,400,000
Net investment income											2,200,000
Increase in total consolidated assets											255,800,000
Increase in total consolidated liabilities											$ 121,100,000

SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	$ 1,720,410
Fair Value	1,901,043
Amount at which shown in the balance sheet	1,900,288
Total fixed maturities
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	1,345,961
Fair Value	1,407,305
Amount at which shown in the balance sheet	1,406,550
Total fixed maturities | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	1,085,728
Fair Value	1,146,317
Amount at which shown in the balance sheet	1,146,317
Total fixed maturities | Held-to-maturity
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	260,226
Fair Value	260,981
Amount at which shown in the balance sheet	260,226
Total fixed maturities | Trading
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	7
Fair Value	7
Amount at which shown in the balance sheet	7
U.S Government: | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	15,721
Fair Value	16,172
Amount at which shown in the balance sheet	16,172
Non U.S. Government & Agency | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	6,403
Fair Value	6,697
Amount at which shown in the balance sheet	6,697
U.S. Agencies: | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	112,975
Fair Value	113,819
Amount at which shown in the balance sheet	113,819
U.S. Agencies: | Held-to-maturity
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	243,571
Fair Value	244,656
Amount at which shown in the balance sheet	243,571
Mtge/ABS/CMO | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	287,459
Fair Value	305,939
Amount at which shown in the balance sheet	305,939
Mtge/ABS/CMO | Trading
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	7
Fair Value	7
Amount at which shown in the balance sheet	7
Corporates | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	439,079
Fair Value	467,100
Amount at which shown in the balance sheet	467,100
Corporates | Held-to-maturity
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	15,000
Fair Value	14,536
Amount at which shown in the balance sheet	15,000
States, political subdivisions, and revenues: | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	224,091
Fair Value	236,590
Amount at which shown in the balance sheet	236,590
States, political subdivisions, and revenues: | Held-to-maturity
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	1,655
Fair Value	1,789
Amount at which shown in the balance sheet	1,655
Equity Securities [Member]
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	269,400
Fair Value	388,689
Amount at which shown in the balance sheet	388,689
Ind Misc & all other
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	207,230
Fair Value	314,331
Amount at which shown in the balance sheet	314,331
I Shares (ind/misc)
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	62,170
Fair Value	74,358
Amount at which shown in the balance sheet	74,358
Reits (Ind/misc)
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	0
Fair Value	0
Amount at which shown in the balance sheet	0
Cash & short-term investments
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	105,049
Fair Value	105,049
Amount at which shown in the balance sheet	$ 105,049

SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash	$ 81,184	$ 0
Short-term investments, at cost which approximates fair value	23,865	39,787
Investments in unconsolidated investee, at equity value	49,968	43,358
Fixed income: Available-for-sale, at fair value (amortized cost - $28,048 in 2011 and $30,921 in 2010)	1,146,317	1,132,064
Property and equipment, at cost, net of accumulated depreciation of $2,616 in 2011 and $2,381 in 2010	20,104	18,370
Total assets	2,654,834	2,480,399
Liabilities:
Bonds payable, long-term debt	100,000	100,000
Total liabilities	1,862,200	1,711,248
Shareholders' equity:
Common stock ($1 par value, authorized 100,000,000 shares, issued 32,627,244 shares in 2011 and 32,317,691 shares in 2010, and outstanding 21,162,137 shares in 2011 and 20,964,540 shares in 2010)	32,627	32,318
Paid-in capital	227,788	215,066
Accumulated other comprehensive earnings, net of tax	117,325	95,992
Retained earnings	807,893	812,150
Deferred compensation	10,445	6,474
Treasury shares at cost (11,465,107 shares in 2011 and 11,353,151 shares in 2010)	(403,444)	(392,849)
Total shareholders' equity	792,634	769,151	809,260	686,578
Total liabilities and shareholders' equity	2,654,834	2,480,399
PARENT COMPANY
ASSETS
Cash	346	26	109	375
Short-term investments, at cost which approximates fair value	11,217	1,019
Investments in subsidiaries, at equity value	820,633	809,335
Investments in unconsolidated investee, at equity value	49,968	43,358
Fixed income: Available-for-sale, at fair value (amortized cost - $28,048 in 2011 and $30,921 in 2010)	27,547	30,035
Property and equipment, at cost, net of accumulated depreciation of $2,616 in 2011 and $2,381 in 2010	4,771	4,995
Income taxes receivable - current	2,968
Deferred debt costs	219	326
Other assets	482	499
Total assets	918,151	889,593
Liabilities:
Accounts payable, affiliates	6,684	3,658
Income taxes payable--current		118
Income taxes payable--deferred	15,535	13,167
Bonds payable, long-term debt	100,000	100,000
Interest payable, long-term debt	2,727	2,727
Other liabilities	571	772
Total liabilities	125,517	120,442
Shareholders' equity:
Common stock ($1 par value, authorized 100,000,000 shares, issued 32,627,244 shares in 2011 and 32,317,691 shares in 2010, and outstanding 21,162,137 shares in 2011 and 20,964,540 shares in 2010)	32,627	32,318
Paid-in capital	227,788	215,066
Accumulated other comprehensive earnings, net of tax	117,325	95,992
Retained earnings	807,893	812,150
Deferred compensation	10,445	6,474
Treasury shares at cost (11,465,107 shares in 2011 and 11,353,151 shares in 2010)	(403,444)	(392,849)
Total shareholders' equity	792,634	769,151
Total liabilities and shareholders' equity	$ 918,151	$ 889,593

SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY) (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CONDENSED BALANCE SHEETS (Parenthetical)
Available-for-sale, amortized cost	$ 1,085,728	$ 1,093,869
Property and equipment, accumulated depreciation	45,647	38,703
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	32,627,244	32,317,691
Common stock, shares outstanding (in shares)	21,162,137	20,964,540
Treasury stock, shares (in shares)	11,465,107	11,353,151
PARENT COMPANY
CONDENSED BALANCE SHEETS (Parenthetical)
Available-for-sale, amortized cost	28,048	30,921
Property and equipment, accumulated depreciation	$ 2,616	$ 2,381
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	32,627,244	32,317,691
Common stock, shares outstanding (in shares)	21,162,137	20,964,540
Treasury stock, shares (in shares)	11,465,107	11,353,151

SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY) (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED STATEMENTS OF EARNINGS AND COMPREHENSIVE EARNINGS
Net investment income	$ 16,244	$ 15,954	$ 15,180	$ 16,303	$ 16,672	$ 16,762	$ 16,765	$ 16,600	$ 63,681	$ 66,799	$ 67,346
Net realized investment gains (losses)	2,691	(177)	10,050	4,472	7,962	4,527	4,291	6,463	17,036	23,243	(12,755)
Equity in earnings of unconsolidated investees									6,497	7,101	5,052
Interest expense on debt									(6,050)	(6,050)	(6,050)
Loss before income taxes	40,128	34,907	67,730	40,821	50,881	41,433	51,081	36,272	183,586	179,667	130,262
Income tax benefit									56,988	51,470	37,831
Net earnings	29,931	23,969	44,992	27,706	40,528	28,244	34,248	25,177	126,598	128,197	92,431
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period									32,230	33,552	53,995
Less: reclassification adjustment for losses (gains) included in net earnings									(10,897)	(14,971)	8,286
Other comprehensive earnings (OCI)									21,333	18,581	62,281
Comprehensive earnings									147,931	146,778	154,712
PARENT COMPANY
CONDENSED STATEMENTS OF EARNINGS AND COMPREHENSIVE EARNINGS
Net investment income									1,179	675	906
Net realized investment gains (losses)									42	(13)	166
Equity in earnings of unconsolidated investees									6,497	7,101	5,052
Selling, general and administrative expenses									(7,766)	(7,998)	(7,941)
Interest expense on debt									(6,050)	(6,050)	(6,050)
Loss before income taxes									(6,098)	(6,285)	(7,867)
Income tax benefit									(4,949)	(8,754)	(3,590)
Net earnings (loss) before equity in net earnings of subsidiaries									(1,149)	2,469	(4,277)
Equity in net earnings of subsidiaries									127,747	125,728	96,708
Net earnings									126,598	128,197	92,431
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period									277	(530)	(70)
Less: reclassification adjustment for losses (gains) included in net earnings									(27)	8	(108)
Other comprehensive income (loss) - parent only									250	(522)	(178)
Equity in other comprehensive earnings of subsidiaries/investees									21,083	19,103	62,459
Other comprehensive earnings (OCI)									21,333	18,581	62,281
Comprehensive earnings									$ 147,931	$ 146,778	$ 154,712

SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY) (Details 4) (USD $)	3 Months Ended									12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2008	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Adjustments to reconcile net losses to net cash provided by (used in) operating activities:
Net realized investment gains	$ (2,691,000)	$ 177,000	$ (10,050,000)	$ (4,472,000)	$ (7,962,000)	$ (4,527,000)	$ (4,291,000)	$ (6,463,000)		$ (17,036,000)	$ (23,243,000)	$ 12,755,000
Depreciation										3,177,000	3,037,000	3,284,000
Other items, net										(9,144,000)	(521,000)	6,441,000
Change in:
Stock option excess tax benefit										(4,210,000)	(2,732,000)	(444,000)
Changes in investment in unconsolidated investees:
Undistributed earnings										(6,497,000)	(7,101,000)	(5,052,000)
Dividends received					7,900,000				4,000,000		7,920,000
Net cash provided by operating activities										117,991,000	100,235,000	127,759,000
Purchase of:
Fixed income, available-for-sale										(450,813,000)	(549,843,000)	(622,826,000)
Property and equipment										(5,382,000)	(2,841,000)	(11,565,000)
Sale of:
Fixed income, available-for-sale										383,664,000	323,887,000	230,604,000
Short-term investments, net										15,922,000	64,673,000	23,715,000
Call or maturity of:
Fixed income, available-for-sale										261,654,000	382,456,000	390,044,000
Net cash provided by (used in) investing activities										87,641,000	92,606,000	(96,099,000)
Cash flows from financing activities:
Stock option excess tax benefit										4,210,000	2,732,000	444,000
Proceeds from stock option exercises										8,821,000	5,087,000	4,804,000
Treasury shares purchased										(6,624,000)	(23,858,000)	(19,251,000)
Treasury shares reissued												5,222,000
Net cash used in financing activities										(124,448,000)	(192,841,000)	(31,660,000)
Net (decrease) increase in cash										81,184,000
Cash at beginning of year				0						0
Cash at end of year	81,184,000				0					81,184,000	0
PARENT COMPANY
Cash flows from operating activities:
Earnings (loss) before equity in net earnings of subsidiaries										(1,149,000)	2,469,000	(4,277,000)
Adjustments to reconcile net losses to net cash provided by (used in) operating activities:
Net realized investment gains										(42,000)	13,000	(166,000)
Depreciation										235,000	271,000	271,000
Other items, net										(104,000)	255,000	572,000
Change in:
Affiliate balances payable										3,026,000	(1,109,000)	1,803,000
Federal income taxes										3,330,000	1,730,000	1,511,000
Stock option excess tax benefit										(4,210,000)	(2,732,000)	(444,000)
Changes in investment in unconsolidated investees:
Undistributed earnings										(6,497,000)	(7,101,000)	(5,052,000)
Dividends received											7,920,000
Net cash provided by operating activities										(5,411,000)	1,716,000	(5,782,000)
Purchase of:
Fixed income, available-for-sale										(29,621,000)	(42,908,000)	(28,536,000)
Short-term investments, net										(10,198,000)		(13,425,000)
Property and equipment										(11,000)	(6,000)
Sale of:
Fixed income, available-for-sale										8,125,000		7,531,000
Short-term investments, net											15,072,000
Call or maturity of:
Fixed income, available-for-sale										24,400,000	27,930,000	33,750,000
Cash dividends received-subsidiaries										150,000,000	208,000,000	40,000,000
Net cash provided by (used in) investing activities										142,695,000	208,088,000	39,320,000
Cash flows from financing activities:
Stock option excess tax benefit										4,210,000	2,732,000	444,000
Proceeds from stock option exercises										8,821,000	5,087,000	4,804,000
Treasury shares purchased										(6,624,000)	(23,858,000)	(19,251,000)
Treasury shares reissued												5,222,000
Cash dividends paid										(143,371,000)	(193,848,000)	(25,023,000)
Net cash used in financing activities										(136,964,000)	(209,887,000)	(33,804,000)
Net (decrease) increase in cash										320,000	(83,000)	(266,000)
Cash at beginning of year				26,000				109,000		26,000	109,000	375,000
Cash at end of year	346,000				26,000					346,000	26,000	109,000
Interest paid on outstanding debt										$ 6,000,000	$ 6,000,000	$ 6,000,000

SCHEDULE III-SUPPLEMENTARY INSURANCE INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary insurance information
Deferred policy acquisition costs	$ 52,105	$ 40,242	$ 40,510
Unpaid losses and settlement expenses, gross	1,150,714	1,173,943	1,146,460
Unearned premiums, gross	341,267	301,537	312,527
Net premiums earned	538,452	493,382	491,961
Incurred losses and settlement expenses current year	310,145	284,575	269,965
Incurred losses and settlement expenses prior year	(110,061)	(83,243)	(66,577)
Policy acquisition costs	183,868	156,894	164,195
Other operating expenses	44,312	38,584	39,768
Net premiums written	549,638	485,140	469,916
Casualty segment
Supplementary insurance information
Deferred policy acquisition costs	18,507	13,439	14,240
Unpaid losses and settlement expenses, gross	973,077	1,005,935	1,018,241
Unearned premiums, gross	171,768	157,249	170,513
Net premiums earned	236,198	232,047	265,957
Incurred losses and settlement expenses current year	168,983	179,463	188,889
Incurred losses and settlement expenses prior year	(83,892)	(64,602)	(65,523)
Policy acquisition costs	67,495	59,628	69,956
Other operating expenses	22,215	20,474	21,932
Net premiums written	238,611	223,253	242,463
Property segment
Supplementary insurance information
Deferred policy acquisition costs	14,474	12,658	12,512
Unpaid losses and settlement expenses, gross	133,861	134,691	95,428
Unearned premiums, gross	103,346	93,265	93,339
Net premiums earned	203,660	181,645	155,303
Incurred losses and settlement expenses current year	120,422	90,734	65,172
Incurred losses and settlement expenses prior year	(18,453)	(8,271)	3,434
Policy acquisition costs	57,878	52,847	51,958
Other operating expenses	13,481	12,043	11,551
Net premiums written	210,904	179,899	152,889
Surety segment
Supplementary insurance information
Deferred policy acquisition costs	19,124	14,145	13,758
Unpaid losses and settlement expenses, gross	43,776	33,317	32,791
Unearned premiums, gross	66,153	51,023	48,675
Net premiums earned	98,594	79,690	70,701
Incurred losses and settlement expenses current year	20,740	14,378	15,904
Incurred losses and settlement expenses prior year	(7,716)	(10,370)	(4,488)
Policy acquisition costs	58,495	44,419	42,281
Other operating expenses	8,616	6,067	6,285
Net premiums written	$ 100,123	$ 81,988	$ 74,564

SCHEDULE IV-REINSURANCE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
RLI Insurance Group Premiums earned
Direct amount	$ 625,963	$ 599,669	$ 640,034
Ceded to other companies	154,495	153,924	162,362
Assumed from other companies	66,984	47,637	14,289
Net amount	538,452	493,382	491,961
Percentage of amount assumed to net	12.40%	9.70%	2.90%
Casualty
RLI Insurance Group Premiums earned
Direct amount	327,411	325,707	365,928
Ceded to other companies	91,991	94,807	101,334
Assumed from other companies	778	1,147	1,363
Net amount	236,198	232,047	265,957
Percentage of amount assumed to net	0.30%	0.50%	0.50%
Property
RLI Insurance Group Premiums earned
Direct amount	194,946	189,298	199,019
Ceded to other companies	56,356	53,487	54,578
Assumed from other companies	65,070	45,834	10,862
Net amount	203,660	181,645	155,303
Percentage of amount assumed to net	32.00%	25.20%	7.00%
Surety
RLI Insurance Group Premiums earned
Direct amount	103,606	84,664	75,087
Ceded to other companies	6,148	5,630	6,450
Assumed from other companies	1,136	656	2,064
Net amount	$ 98,594	$ 79,690	$ 70,701
Percentage of amount assumed to net	1.20%	0.80%	2.90%

SCHEDULE V-VALUATION AND QUALIFYING ACCOUNTS (Details) (Allowance for uncollectible reinsurance, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for uncollectible reinsurance
Allowance for uncollectible reinsurance
Balance at beginning of period	$ 26,900	$ 29,620	$ 29,211
Amounts charged to expense		(1,865)	1,002
Amounts recovered (written off)	(496)	(855)	(593)
Balance at end of period	$ 26,404	$ 26,900	$ 29,620

SCHEDULE VI-SUPPLEMENTARY INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Claims and claim adjustment expenses incurred related to:
Current year	$ 310,145	$ 284,575	$ 269,965
Prior year	110,061	83,243	66,577
Amortization of deferred acquisition costs	183,868	156,894	164,195
Consolidated property-casualty insurance operations
SUPPLEMENTARY INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS
Deferred policy acquisition costs	52,105	40,242	40,510
Claims and claim adjustment expense reserves	1,150,714	1,173,943	1,146,460
Unearned premiums, gross	341,267	301,537	312,527
Net premiums earned	538,452	493,382	491,961
Net investment income	63,681	66,799	67,346
Claims and claim adjustment expenses incurred related to:
Current year	310,145	284,575	269,965
Prior year	(110,061)	(83,243)	(66,577)
Amortization of deferred acquisition costs	183,868	156,894	164,195
Paid claims and claims adjustment expenses	276,461	191,620	202,347
Net premiums written	$ 549,638	$ 485,140	$ 469,916